UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2

Omaha, NE 68130

(Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 1.866.447.4228

Date of fiscal year end: 06/30

Date of reporting period: 09/30/2016

Item 1. Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Value
	COMMON STOCK - 98.9%
	AEROSPACE/DEFENSE - 2.3%
3,250	HEICO Corp.	$224,900
5,800	Moog, Inc. *	345,332
		570,232
	AUTO PARTS & EQUIPMENT - 2.1%
18,000	Superior Industries International, Inc.	524,880

	BANKS - 15.2%
11,859	Chemical Financial Corp.	523,338
11,700	Eagle Bancorp, Inc.*	577,161
17,300	Enterprise Financial Services Corp.	540,625
22,000	First Busey Corp.	497,200
27,900	First Financial Bancorp	609,336
32,800	First Horizon National Corp.	499,544
45,000	Macatawa Bank Corp.	359,550
6,000	Western Alliance Bancorp *	225,240
		3,831,994
	BEVERAGES - 3.0%
17,000	National Beverage Corp. *	748,850

	BIOTECHNOLOGY - 0.7%
52,000	PDL BioPharma, Inc.	174,200

	BUILDING MATERIALS - 2.1%
7,400	Apogee Enterprises, Inc.	330,706
9,000	Continental Building Products, Inc. *	188,910
		519,616
	COMMERCIAL SERVICES - 7.2%
5,400	Euronet Worldwide, Inc. *	441,882
7,300	FTI Consulting, Inc. *	325,288
30,000	HMS Holdings Corp. *	665,100
55,000	MoneyGram International, Inc. *	390,500
		1,822,770
	DISTRIBUTION/WHOLESALE - 2.5%
6,800	Pool Corp.	642,736

	DIVERSIFIED FINANCIAL SERVICES - 2.9%
40,448	MMA Capital Management LLC *	736,963

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
6,000	Advanced Energy Industrials, Inc. *	283,920

	ENGINEERING & CONSTRUCTION - 2.1%
18,000	Comfort Systems USA, Inc.	527,580

	ENTERTAINMENT - 3.1%
6,700	Cedar Fair LP	383,843
12,000	International Speedway Corp.	401,040
		784,883
	FOOD - 5.9%
5,000	J&J Snack Foods Corp.	595,600
6,750	Lancaster Colony Corp.	891,607
		1,487,207
	FOREST PRODUCTS & PAPER - 0.8%
3,000	Clearwater Paper Corp. *	194,010

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares		Value
	COMMON STOCK - 98.9% (Continued)
	HEALTHCARE PRODUCTS - 3.7%
9,000	Nevro Corp. *	$939,510

	HEALTHCARE SERVICES - 1.9%
4,000	WellCare Health Plans, Inc. *	468,360

	HOME FURNISHINGS - 1.9%
15,000	Ethan Allen Interiors, Inc.	469,050

	INSURANCE - 1.6%
10,000	Allied World Assurance Co. Holdings AG	404,200

	INTERNET - 3.6%
39,000	NIC, Inc.	916,500

	MISCELLANEOUS MANUFACTURING - 4.0%
9,000	Crane Co.	567,090
7,700	Trinseo SA	435,512
		1,002,602
	OFFICE FURNISHINGS - 1.9%
17,000	Herman Miller, Inc.	486,200

	OIL & GAS - 1.4%
5,000	Murphy USA, Inc. *	356,800

	PHARMACEUTICALS - 3.3%
15,000	Lifevantage Corp. *	141,900
12,500	Neogen Corp. *	699,250
		841,150
	REAL ESTATE INVESTMENT TRUSTS - 4.9%
750	Alexander’s, Inc.	314,700
13,000	Chimera Investment Corp.	207,350
6,600	National Health Investors, Inc.	517,968
12,500	Retail Properties of America, Inc.	210,000
		1,250,018
	RETAIL - 8.1%
41,000	American Eagle Outfitters, Inc.	732,260
10,200	Papa John’s International, Inc.	804,270
9,000	Sally Beauty Holdings, Inc. *	231,120
27,300	The Wendy’s Co.	294,840
		2,062,490
	SAVINGS & LOANS - 6.9%
57,300	Capitol Federal Financial, Inc.	806,211
8,700	First Defiance Financial Corp.	388,368
20,300	Washington Federal, Inc.	541,604
		1,736,183
	SOFTWARE - 3.2%
18,000	Monotype Imaging Holdings, Inc.	397,980
13,000	Rackspace Hosting, Inc. *	411,970
		809,950
	TELECOMMUNICATIONS - 1.5%
14,000	DigitalGlobe, Inc. *	385,000

	TOTAL COMMON STOCK (Cost - $22,172,746)	24,977,854

CATALYST FUNDS

CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares		Value
	SHORT-TERM INVESTMENTS - 1.2%
312,760	Fidelity Institutional Money Market Portfolio, Class I, 0.44% **	$312,760
	TOTAL SHORT-TERM INVESTMENTS (Cost - $312,760)	312,760

	TOTAL INVESTMENTS - 100.1% (Cost - $22,485,506) (a)	$25,290,614
	LIABILITIES LESS OTHER ASSETS - (0.1)%	(26,337)
	NET ASSETS - 100.0%	$25,264,277

LLC - Limited Liability Company

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2016, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $22,544,978 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,927,561
Unrealized depreciation:	(181,925)
Net unrealized appreciation:	$2,745,636

CATALYST FUNDS
CATALYST HEDGED INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Value
	COMMON STOCK - 103.0%
	AEROSPACE/DEFENSE - 2.2%
180	TransDigm Group, Inc.	$52,042

	AGRICULTURE - 2.0%
725	Altria Group, Inc.	45,842

	AIRLINES - 2.2%
1,300	Delta Air Lines, Inc.	51,168

	BANKS - 9.1%
1,300	Bank of New York Mellon Corp.	51,844
1,181	Chemical Financial Corp.	52,129
2,300	Citizens Financial Group, Inc.	56,833
775	JPMorgan Chase & Co.	51,607
		212,413
	BEVERAGES - 2.0%
500	Dr. Pepper Snapple Group, Inc.	45,655

	CHEMICALS - 2.1%
330	Air Products & Chemicals, Inc.	49,612

	COMMERCIAL SERVICES - 2.2%
700	ManpowerGroup, Inc. *	50,582

	COMPUTERS- 2.0%
1,900	Genpact Ltd. *	45,505

	DIVERSIFIED FINANCIAL SERVICES - 6.3%
2,500	Ally Financial, Inc.	48,675
735	American Express Co.	47,069
250	Credit Acceptance Corp. *	50,267
		146,011
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.5%
1,250	Advanced Energy Industries, Inc. *	59,150

	FOOD - 6.2%
370	Lancaster Colony Corp.	48,873
1,100	Mondelez International, Inc.	48,290
950	Sysco Corp.	46,560
		143,723
	HAND/MACHINE TOOLS - 2.1%
390	Stanley Black & Decker, Inc.	47,962

	HEALTHCARE-PRODUCTS - 7.0%
1,100	Baxter International, Inc.	52,360
525	IDEXX Laboratories, Inc. *	59,183
320	Thermo Fisher Scientific, Inc.	50,899
		162,442
	HEALTHCARE-SERVICES - 4.0%
400	Aetna, Inca.	46,180
625	HCA Holdings, Inc. *	47,269
		93,449
	INSURANCE - 8.6%
1,200	Allied World Assurance Co. Holdings AG	48,504
3,500	OneBeacon Insurance Group Ltd.	49,980
1,030	Principal Financial Group, Inc.	53,055
410	RenaissanceRe Holdings Ltd.	49,266
		200,805

CATALYST FUNDS
CATALYST HEDGED INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares		Value
	COMMON STOCK - 103.0% (Continued)
	INTERNET- 2.3%
1,650	eBay, Inc. *	$54,285

	MEDIA - 2.1%
625	Time Warner, Inc.	49,756

	MISCELLANEOUS MANUFACTURERS - 4.1%
275	3M Co.	48,463
1,550	General Electric Co.	45,911
		94,374
	REAL ESTATE INVESTMENT TRUSTS - 4.0%
350	Boston Properties, Inc.	47,701
200	Public Storage	44,628
		92,329
	RETAIL - 14.7%
3,000	American Eagle Outfitters, Inc.	53,580
765	Darden Restaurants, Inc.	46,910
360	Home Depot, Inc.	46,325
600	Lowe’s Cos, Inc.	43,326
700	MSC Industrial Direct Co., Inc.	51,387
185	O’Reilly Automotive, Inc. *	51,820
200	Ulta Salon Cosmetics & Fragrance, Inc. *	47,596
		340,944
	SAVINGS & LOANS - 2.1%
3,500	Capital Federal Financial, Inc.	49,245

	SEMICONDUCTORS - 2.4%
825	QUALCOMM, Inc.	56,512

	SOFTWARE - 10.8%
550	ANSYS, Inc. *	50,936
725	Broadridge Financial Solutions, Inc.	49,148
600	Citrix Systems, Inc. *	51,132
950	Ebix, Inc.	54,008
450	Fiserv, Inc. *	44,762
		249,986
	TOTAL COMMON STOCK (Cost - $2,321,568)	2,393,792

	SHORT-TERM INVESTMENTS - 3.6%
83,223	Fidelity Institutional Money Market Portfolio, Class I, 0.44% **	83,223
	TOTAL SHORT-TERM INVESTMENTS (Cost - $83,223)	83,223

	TOTAL INVESTMENTS - 106.6% (Cost - $2,404,791) (b)	$2,477,015
	LIABILITIES LESS OTHER ASSETS - (6.6)%	(153,695)
	NET ASSETS - 100.0%	$2,323,320

CATALYST FUNDS
CATALYST HEDGED INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Contracts (a)		Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (5.1)% *
13	AGCO Corp.	10/21/16 - $48	$2,633
50	Allscripts Healthcare Solutions, Inc.	10/21/2016 - $13	2,125
71	Brocade Communications Systems, Inc.	10/21/2016 - $9	2,769
52	Calpine Corp.	10/21/2016 - $12	4,420
28	Cray, Inc.	10/21/2016 - $22.5	4,550
11	Dillard’s. Inc.	10/21/2016 - $60	3,377
42	Fitbit, Inc.	10/21/2016 - $15	2,898
14	FMC Corp.	10/21/2016 - $47.5	2,520
23	Fossil Group, Inc.	10/21/2016 - $28	2,415
17	First Solar, Inc.	10/21/2016 - $37.5	5,049
23	Gamestop Corp.	10/21/2016 - $28	1,288
26	Gap, Inc.	10/21/2016 - $25	130
39	Guess’s, Inc.	10/21/2016 - $16	195
20	G-III Apparel Group Ltd.	10/21/2016 - $30	1,240
36	Headwaters, Inc.	10/21/2016 - $18	450
11	Herbalife Ltd.	10/21/2016 - $60	3,493
25	HollyFrontier Corp.	10/21/2016 - $26	900
81	Hortonworks, Inc.	10/21/2016 - $7.5	9,518
14	Imperva, Inc.	10/21/2016 - $45	12,880
32	Integrated Device Technology, Inc.	10/21/2016 - $20	10,240
18	Macy’s, Inc.	10/21/2016 - $37	1,980
44	MRC Global, Inc.	10/21/2016 - $15	6,600
5	Palo Alto Networks, Inc.	10/21/2016 - $130	14,575
47	Sears Holdings Corp.	10/21/2016 - $14	352
25	Shenandoah Telecommunications Co.	10/21/2016 - $25	6,687
27	Sketchers U.S.A., Inc.	10/21/2016 - $24	2,133
32	SolarCity Corp.	10/21/2016 - $20	2,432
64	SunPower Corp.	10/21/2016 - $10	1,280
3	Tesla Motors, Inc.	10/21/2016 - $210	1,350
11	TripAdvisor, Inc.	10/21/2016 - $60	4,345
16	Viacom, Inc.	10/21/2016 - $40	800
16	Wayfair, Inc.	10/21/2016 - $40	2,480
12	Williams-Sonoma, Inc.	10/21/2016 - $52.5	972
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $113,007) (b)		$119,076

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2016, is subject to change and resets daily.

(a)	Each contract is equivalent to 100 shares of the underlying common stock.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including options written, is $2,292,444 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$161,263
Unrealized depreciation:	(95,768)
Net unrealized appreciation:	$65,495

CATALYST FUNDS

CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Value
	COMMON STOCK - 98.3%
	AGRICULTURE - 2.1%
35,000	Altria Group, Inc.	$2,213,050

	BANKS - 14.4%
140,000	Bank of New York Mellon Corp	2,191,000
47,000	Citigroup, Inc.	2,219,810
91,000	Citizens Financial Group, Inc.	2,248,610
33,000	JPMorgan Chase & Co.	2,197,470
24,000	PNC Financial Services Group, Inc.	2,162,160
225,000	Regions Financial Corp.	2,220,750
51,000	SunTrust Banks, Inc.	2,233,800
		15,473,600
	BEVERAGES - 2.0%
24,000	Dr Pepper Snapple Group,Inc.	2,191,440

	CHEMICALS - 2.1%
14,800	Air Products & Chemicals, Inc.	2,225,032

	COMPUTERS - 2.0%
96,000	Hewlett Packard Enterprise Co.	2,184,000

	DIVERSIFIED FINANCIAL SERVICES - 4.1%
113,000	Ally Financial, Inc.	2,200,110
34,500	American Express Co.	2,209,380
		4,409,490
	ELECTRIC - 2.0%
30,000	Edison International	2,167,500

	FOOD - 4.1%
51,000	Mondelez International, Inc. - Cl. A	2,238,900
45,000	Sysco Corp.	2,205,450
		4,444,350
	HAND/MACHINE TOOLS - 2.1%
18,000	Stanley Black & Decker Inc.	2,213,640

	HEALTHCARE-PRODUCTS - 2.1%
46,500	Baxter International, Inc.	2,213,400

	HEALTHCARE-SERVICES - 2.0%
29,000	HCA Holdings, Inc. *	2,193,270

	INSURANCE - 6.1%
30,500	Aflac, Inc.	2,192,035
51,000	Hartford Financial Services Group, Inc.	2,183,820
43,000	Principal Financial Group, Inc.	2,214,930
		6,590,785
	LODGING - 2.1%
33,000	Marriott International, Inc.	2,221,890

	MEDIA - 4.2%
28,000	Time Warner, Inc.	2,229,080
24,000	Walt Disney Co.	2,228,640
		4,457,720

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares		Value
	COMMON STOCK - 98.3% (Continued)
	MISCELLANEOUS MANUFACTURING - 4.1%
12,500	3M Co.	$2,202,875
74,000	General Electric Co.	2,191,880
		4,394,755
	PIPELINES - 6.2%
31,000	Buckeye Partners LP	2,219,600
80,000	Enterprise Products Partners LP	2,210,400
56,000	ONEOK Partners LP	2,237,200
		6,667,200
	REITS - 14.1%
16,000	Boston Properties, Inc.	2,180,640
74,000	Kimco Realty Corp.	2,142,300
9,800	Public Storage	2,186,772
10,000	Simon Property Group, Inc.	2,070,100
60,000	UDR, Inc.	2,159,400
21,500	Vornado Realty Trust	2,176,015
29,000	Welltower, Inc.	2,168,330
		15,083,557
	RETAIL - 16.4%
36,000	Darden Restaurants, Inc.	2,207,520
22,000	Genuine Parts Co.	2,209,900
17,000	Home Depot, Inc.	2,187,560
31,000	Lowe’s Cos, Inc.	2,238,510
19,000	McDonald’s Corp.	2,191,840
7,700	O’Reilly Automotive, Inc. *	2,156,847
32,000	Target Corp.	2,197,760
30,000	Wal-Mart Stores, Inc.	2,163,600
		17,553,537
	SOFTWARE - 2.0%
22,000	Fiserv, Inc. *	2,188,340

	TELECOMMUNICATIONS - 2.0%
42,000	Verizon Communications, Inc.	2,183,160

	TRANSPORTATION - 2.1%
23,000	Union Pacific Corp.	2,243,190

	TOTAL COMMON STOCK (Cost - $104,684,655)	105,512,906

	SHORT-TERM INVESTMENTS - 1.3%
1,405,979	Fidelity Institutional Money Market Portfolio, Class I, 0.44% **	1,405,979
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,405,979)	1,405,979

	TOTAL INVESTMENTS - 99.6% (Cost - $106,090,634) (a)	$106,918,885
	OTHER ASSETS LESS LIABILITIES - 0.4%	461,816
	NET ASSETS - 100.0%	$107,380,701

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2016, is subject to change and resets daily.

LP - Limited Partnership

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $106,533,153 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,668,087
Unrealized depreciation:	(1,282,355)
Net unrealized appreciation:	$385,732

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Value
	COMMON STOCK - 145.4%
	AEROSPACE/DEFENSE - 3.0%
370	TransDigm Group, Inc. +	$106,974

	AGRICULTURE - 2.7%
1,520	Altria Group, Inc. +	96,110

	AIRLINES - 3.1%
2,750	Delta Air Lines, Inc. +	108,240

	AUTO PARTS & EQUIPMENT - 2.9%
3,500	Superior Industries International, Inc. +	102,060

	BANKS - 23.4%
2,470	Bank of New York Mellon Corp. +	98,504
2,750	Bank of the Ozarks, Inc. +	105,600
3,071	Chemical Financial Corp. +	135,523
5,500	Citizens Financial Group, Inc. +	135,905
4,240	QCR Holdings, Inc. +	134,578
9,200	Regions Financial Corp. +	90,804
3,000	SunTrust Banks, Inc. +	131,400
		832,314
	BIOTECHNOLOGY - 1.8%
385	Amgen, Inc. +	64,222

	CHEMICALS - 2.8%
650	Air Products & Chemicals, Inc. +	97,721

	COMMERCIAL SERVICES - 7.8%
605	Equifax, Inc. +	81,421
4,100	H&R Block, Inc. +	94,915
1,400	ManpowerGroup, Inc. +	101,164
		277,500
	COMPUTERS - 3.4%
2,800	Leidos Holdings, Inc. +	121,184

	DISTRIBUTION/WHOLESALE - 2.0%
745	Pool Corp. +	70,417

	DIVERSIFIED FINANCIAL SERVICES - 18.6%
36,267	MMA Capital Management LLC * +	660,785

	ELECTRICAL COMPONENTS & EQUIPMENT - 4.8%
3,600	Advanced Energy Industries, Inc. * +	170,352

	FOOD - 6.7%
1,560	Kroger Co. +	46,301
740	Lancaster Colony Corp. +	97,747
1,910	Sysco Corp. +	93,609
		237,657
	HAND/MACHINE TOOLS - 2.8%
820	Stanley Black & Decker, Inc. +	100,843

	HEALTHCARE-PRODUCTS - 9.9%
2,150	Baxter International, Inc. +	102,340
950	IDEXX Laboratories, Inc. * +	107,093
900	Thermo Fisher Scientific, Inc. +	143,154
		352,587

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares		Value
	COMMON STOCK - 145.4% (Continued)
	INSURANCE - 3.8%
1,890	Aflac, Inc. +	$135,834

	INSURANCE - 3.0%
3,200	eBay, Inc. * +	105,280

	MISCELLANEOUS MANUFACTURING - 2.8%
560	3M Co. +	98,689

	PHARMACEUTICALS - 4.6%
745	Cardinal Health, Inc. +	57,886
1,300	Eli Lilly & Co. +	104,338
		162,224
	REITS - 5.3%
6,000	Chimera Investment Corp. +	95,700
3,100	Equity Commonwealth * +	93,682
		189,382
	RETAIL - 20.3%
6,000	American Eagle Outfitters, Inc.	107,160
135	AutoZone, Inc. * +	103,726
535	Domino’s Pizza, Inc. +	81,240
740	Home Depot, Inc. +	95,223
370	O’Reilly Automotive, Inc. * +	103,641
1,900	Target Corp. +	130,492
1,100	Yum! Brands, Inc. +	99,891
		721,373
	SAVINGS & LOANS - 2.6%
6,600	Capitol Federal Financial, Inc. +	92,862

	SEMICONDUCTORS - 3.1%
1,600	QUALCOMM, Inc. +	109,600

	SOFTWARE - 4.2%
1,600	ANSYS, Inc. * +	148,176

	TOTAL COMMON STOCK (Cost - $4,703,097)	5,162,386

	SHORT-TERM INVESTMENTS - 0.3%
10,781	Fidelity Prime Money Market Portfolio, Class I, 0.44% **	10,781
	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,781)	10,781

	TOTAL INVESTMENTS - 145.7% (Cost - $4,713,878) (a)	$5,173,167
	LIABILITIES LESS OTHER ASSETS - (45.7)%	(1,622,876)
	NET ASSETS - 100.0%	$3,550,291

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares		Value
	SECURITIES SOLD SHORT - (92.5)% *
	COMMON STOCK - (92.5)%
	AGRICULTURE - (1.6)%
3,000	Limoneira Co.	$56,700

	APPAREL - (1.1)%
1,000	Under Armour, Inc.	38,680

	AUTO MANUFACTURERS - (1.4)%
250	Tesla Motors, Inc.	51,008

	AUTO PARTS & EQUIPMENT - (6.4)%
3,000	BorgWarner, Inc.	105,540
2,000	Gentherm, Inc.	62,840
1,700	Strattec Security Corp.	60,010
		228,390
	BANKS - (1.1)%
900	Banner Corp.	39,366

	BIOTECHNOLOGY - (6.9)%
600	Alexion Pharmaceuticals, Inc.	73,524
1,450	Dermira, Inc.	49,039
2,000	Kite Pharma, Inc.	111,720
5,300	Novavax, Inc.	11,024
		245,307
	BUILDING MATERIALS - (3.3)%
4,300	Builders FirstSource, Inc.	49,493
3,700	Summit Materials, Inc.	68,635
		118,128
	CHEMICALS - (1.9)%
5,000	Landec Corp.	67,050

	COMMERCIAL SERVICES - (3.3)%
1,900	AerCap Holdings NV	73,131
1,000	Paylocity Holding Corp.	44,460
		117,591
	DIVERSIFIED FINANCIAL SERVICES - (4.3)%
2,800	Financial Engines, Inc.	83,188
700	Virtus Investment Partners, Inc.	68,502
		151,690
	ELECTRIC - (2.6)%
1,200	Entergy Corp.	92,076

	ELECTRONICS - (3.4)%
4,300	GoPro, Inc.	71,724
430	Mesa Laboratories, Inc.	49,175
		120,899
	ENTERTAINMENT - (2.0)%
3,600	Lions Gate Entertainment Corp.	71,964

	FOOD - (1.0)%
400	TreeHouse Foods, Inc.	34,876

	HEALTHCARE-PRODUCTS - (4.7)%
2,450	Entellus Medical, Inc.	54,341
800	Hill-Rom Holdings, Inc.	49,584
2,500	Wright Medical Group NV	61,325
		165,250

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares		Value
	SECURITIES SOLD SHORT - (92.5)% (Continued) *
	COMMON STOCK - (92.5)% (Continued)
	INTERNET - (12.8)%
5,300	Boingo Wireless, Inc.	$54,484
900	Imperva, Inc.	48,339
600	Palo Alto Networks, Inc.	95,598
1,500	Q2 Holdings, Inc.	42,990
600	TripAdvisor, Inc.	37,908
1,800	Wayfair, Inc.	70,866
1,400	Yahoo!, Inc.	60,340
1,300	Zillow Group, Inc.	44,785
		455,310
	MINING - (1.1)%
550	Compass Minerals International, Inc.	40,535

	OIL & GAS - (6.8)%
6,000	Delek US Holdings, Inc.	103,740
1,300	Gulfport Energy Corp.	36,725
1,500	Noble Energy, Inc.	53,610
700	PDC Energy, Inc.	46,942
		241,017
	PACKAGING & CONTAINERS - (2.2)%
1,200	Multi-Color Corp.	79,200

	PHARMACEUTICALS- (3.8)%
2,100	Depomed, Inc.	52,479
500	DexCom, Inc.	43,830
2,100	Horizon Pharma Plc	38,073
		134,382
	PIPELINES - (1.7)%
1,400	Cheniere Energy, Inc.	61,040

	REITS - (1.7)%
3,400	American Capital Mortgage Investment Corp.	58,446

	RETAIL - (1.8)%
9,000	TravelCenters of America LLC	64,440

	SEMICONDUCTORS - (1.3)%
2,100	Diodes, Inc.	44,814

	SOFTWARE - (5.6)%
950	Autodesk, Inc.	68,714
750	Tableau Software, Inc.	41,452
4,650	TubeMogul, Inc.	43,570
500	Workday, Inc.	45,845
		199,581
	TELECOMMUNICATIONS - (2.5)%
3,300	Lumos Networks Corp.	46,200
550	ViaSat, Inc.	41,057
		87,257

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares		Value
	SECURITIES SOLD SHORT - (92.5)% (Continued) *
	COMMON STOCK - (92.5)% (Continued)
	TRANSPORTATION - (6.2)%
1,700	Atlas Air Worldwide Holdings, Inc.	$72,794
7,500	Celadon Group, Inc.	65,550
3,500	Echo Global Logistics, Inc.	80,710
		219,054

	TOTAL COMMON STOCK (Cost - $3,030,314)	3,284,051

	TOTAL SECURITIES SOLD SHORT (Proceeds - $3,030,314) (a)	$3,284,051

PLC - Public Limited Company

LLC - Limited Liability Company

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2016, is subject to change and resets daily.

+	All or a portion of this security is segregated as collateral for securities sold short.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short, is $1,690,556 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$622,348
Unrealized depreciation:	(423,788)
Net unrealized appreciation:	$198,560

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares			Value
	EXCHANGE TRADED FUNDS - 2.6%
18,000	Vanguard Short-Term Bond ETF		$1,454,940
	TOTAL EXCHANGE TRADED FUNDS (Cost $1,453,172)		1,454,940

		Options
Contracts (a)		Expiration Date - Exercise Price	Value
	OPTIONS PURCHASED - 3.3% *
	PUT OPTIONS PURCHASED - 1.1%
100	Corn Future, Maturing November 2016 +	10/21/2016 - $330	18,750
100	Corn Future, Maturing December 2016 +	11/25/2016 - $295	3,750
100	Corn Future, Maturing December 2016 +	11/25/2016 - $325	26,250
65	Crude Oil Future, Maturing November 2016 +	10/17/2016 - $33	650
60	Crude Oil Future, Maturing November 2016 +	10/17/2016 - $33.50	600
50	Crude Oil Future, Maturing November 2016 +	10/17/2016 - $34	500
25	Crude Oil Future, Maturing November 2016 +	10/17/2016 - $34.50	250
25	Crude Oil Future, Maturing November 2016 +	10/17/2016 - $36.50	500
30	Crude Oil Future, Maturing December 2016 +	11/16/2016 - $28.50	300
30	Crude Oil Future, Maturing December 2016 +	11/16/2016 - $31.50	900
30	Crude Oil Future, Maturing December 2016 +	11/16/2016 - $32	900
40	Crude Oil Future, Maturing December 2016 +	11/16/2016 - $33	1,600
135	Crude Oil Future, Maturing December 2016 +	11/16/2016 - $33.50	6,750
25	Crude Oil Future, Maturing December 2016 +	11/16/2016 - $34	1,500
140	Crude Oil Future, Maturing December 2016 +	11/16/2016 - $34.50	8,400
700	Crude Oil Future, Maturing January 2017 +	12/15/2016 - $32	63,000
225	Crude Oil Future, Maturing January 2017 +	12/15/2016 - $32.50	22,500
260	Crude Oil Future, Maturing January 2017 +	12/15/2016 - $33	28,600
70	Crude Oil Future, Maturing February 2017 +	01/17/2017 - $32	11,200
175	Gold Future, Maturing November 2016 +	10/26/2016 - $1,200	3,500
120	Gold Future, Maturing November 2016 +	10/26/2016 - $1,205	3,600
100	Gold Future, Maturing November 2016 +	10/26/2016 - $1,210	3,000
55	Gold Future, Maturing November 2016 +	10/26/2016 - $1,215	1,650
160	Gold Future, Maturing December 2016 +	11/22/2016 - $1,170	11,200
160	Gold Future, Maturing December 2016 +	11/22/2016 - $1,175	11,200
135	Gold Future, Maturing December 2016 +	11/22/2016 - $1,180	10,800
205	Gold Future, Maturing December 2016 +	11/22/2016 - $1,200	24,600
25	Gold Future, Maturing December 2016 +	11/22/2016 - $1,205	3,500
45	Gold Future, Maturing January 2017 +	12/27/2016 - $1,160	6,750
90	Gold Future, Maturing January 2017 +	12/27/2016 - $1,175	18,000
70	Gold Future, Maturing January 2017 +	12/27/2016 - $1,185	17,500
70	Gold Future, Maturing January 2017 +	12/27/2016 - $1,190	18,900
430	Gold Future, Maturing January 2017 +	12/27/2016 - $1,200	141,900
110	Gold Future, Maturing January 2017 +	12/27/2016 - $1,205	40,700
140	Gold Future, Maturing February 2017 +	01/26/2017 - $1,190	68,600
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,485,585)		582,300

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

		Options
Contracts (a)		Expiration Date - Exercise Price	Value
	CALL OPTIONS PURCHASED - 2.2%
200	Corn Future, Maturing December 2016 +	11/25/2016 - $375	$16,250
100	Corn Future, Maturing December 2016 +	11/25/2016 - $385	5,625
30	Crude Oil Future, Maturing November 2016 +	10/17/2016 - $47.50	56,100
90	Crude Oil Future, Maturing November 2016 +	10/17/2016 - $48	143,100
30	Crude Oil Future, Maturing November 2016 +	10/17/2016 - $48.50	40,200
25	Crude Oil Future, Maturing November 2016 +	10/17/2016 - $60.50	250
90	Crude Oil Future, Maturing December 2016 +	11/16/2016 - $50	182,700
80	Crude Oil Future, Maturing December 2016 +	11/16/2016 - $56.50	32,800
35	Crude Oil Future, Maturing December 2016 +	11/16/2016 - $60	5,950
65	Crude Oil Future, Maturing January 2017 +	12/15/2016 - $53.50	109,200
135	Crude Oil Future, Maturing January 2017 +	12/15/2016 - $54.50	187,650
190	Crude Oil Future, Maturing January 2017 +	12/15/2016 - $60	85,500
45	Crude Oil Future, Maturing January 2017 +	12/15/2016 - $61	16,650
90	Crude Oil Future, Maturing January 2017 +	12/15/2016 - $61.50	29,700
70	Crude Oil Future, Maturing January 2017 +	12/15/2016 - $63	17,500
95	Gold Future, Maturing November 2016 +	10/26/2016 - $1,540	950
75	Gold Future, Maturing November 2016 +	10/26/2016 - $1,550	750
5	Gold Future, Maturing November 2016 +	10/26/2016 - $1,570	50
25	Gold Future, Maturing November 2016 +	10/26/2016 - $1,575	250
65	Gold Future, Maturing December 2016 +	11/22/2016 - $1,400	35,100
65	Gold Future, Maturing December 2016 +	11/22/2016 - $1,420	24,050
45	Gold Future, Maturing December 2016 +	11/22/2016 - $1,535	3,150
115	Gold Future, Maturing December 2016 +	11/22/2016 - $1,560	5,750
70	Gold Future, Maturing December 2016 +	11/22/2016 - $1,570	3,500
170	Gold Future, Maturing December 2016 +	11/22/2016 - $1,575	8,500
70	Gold Future, Maturing December 2016 +	11/22/2016 - $1,590	2,800
135	Gold Future, Maturing December 2016 +	11/22/2016 - $1,600	5,400
35	Gold Future, Maturing December 2016 +	11/22/2016 - $1,610	1,050
65	Gold Future, Maturing January 2017 +	12/27/2016 - $1,450	38,350
65	Gold Future, Maturing January 2017 +	12/27/2016 - $1,460	33,800
155	Gold Future, Maturing January 2017 +	12/27/2016 - $1,560	24,800
45	Gold Future, Maturing January 2017 +	12/27/2016 - $1,570	6,750
90	Gold Future, Maturing January 2017 +	12/27/2016 - $1,580	11,700
135	Gold Future, Maturing January 2017 +	12/27/2016 - $1,600	14,850
210	Gold Future, Maturing February 2017 +	01/26/2017 - $1,600	46,200
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,488,610)		1,196,925

	TOTAL OPTIONS PURCHASED (Cost - $2,974,195)		1,779,225

Shares
	SHORT-TERM INVESTMENTS - 91.7%
36,783,123	Fidelity Institutional Government Portfolio, Class I, 0.31% ** + ^		36,783,123
1,301,891	TCG Cash Reserve Government Money Market Fund, Institutional Class, 0.40% ** ^ ++		1,301,891
1,301,894	TCG Daily Liquidity Government Money Market Fund, Institutional Class, 0.41% ** ^ ++		1,301,894
1,301,898	TCG Liquid Assets Government Money Market Fund, Institutional Class, 0.39% ** ^ ++		1,301,898
1,301,901	TCG Liquidity Plus Government Money Market Fund, Institutional Class, 0.41% ** ^ ++		1,301,901
1,301,884	TCG US Government Advantage Money Market Fund, Institutional Class, 0.39% ** ^ ++		1,301,884
1,301,895	TCG US Government Max Money Market Fund, Institutional Class, 0.39% ** ^ ++		1,301,895
1,301,892	TCG US Government Premier Money Market Fund, Institutional Class, 0.39% ** ^ ++		1,301,892
1,301,894	TCG US Government Primary Liquidity Money Market Fund, Institutional Class, 0.66% ** ^ ++		1,301,894
1,301,909	TCG US Government Select Money Market Fund, Institutional Class, 0.39% ** ^ ++		1,301,909
1,301,920	TCG US Government Ultra Money Market Fund, Institutional Class, 0.39% ** ^ ++		1,301,920
	TOTAL SHORT-TERM INVESTMENTS (Cost - $49,802,101)		49,802,101

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

			Value

	TOTAL INVESTMENTS - 97.6% (Cost - $54,229,468) (b)		$53,036,266
	OTHER ASSETS LESS LIABILITIES - 2.4%		1,288,207
	NET ASSETS - 100.0%		$54,324,473

		Options
Contracts (a)		Expiration Date - Exercise Price	Value
	OPTIONS WRITTEN - (3.8)% *
	PUT OPTIONS WRITTEN - (1.3)%
350	Corn Future, Maturing November 2016 +	10/21/2016 - $305	$8,750
150	Corn Future, Maturing November 2016 +	10/21/2016 - $310	4,688
200	Corn Future, Maturing November 2016 +	10/21/2016 - $315	10,000
300	Corn Future, Maturing December 2016 +	11/25/2016 - $305	20,625
30	Crude Oil Future, Maturing November 2016 +	10/17/2016 - $32.5	300
60	Crude Oil Future, Maturing November 2016 +	10/17/2016 - $36	600
25	Crude Oil Future, Maturing November 2016 +	10/17/2016 - $36.50	500
135	Crude Oil Future, Maturing November 2016 +	10/17/2016 - $37	2,700
250	Crude Oil Future, Maturing November 2016 +	10/17/2016 - $38	5,000
45	Crude Oil Future, Maturing November 2016 +	10/17/2016 - $38.50	1,350
40	Crude Oil Future, Maturing November 2016 +	10/17/2016 - $39	1,200
45	Crude Oil Future, Maturing December 2016 +	11/16/2016 - $36	4,500
295	Crude Oil Future, Maturing December 2016 +	11/16/2016 - $36.50	32,450
70	Crude Oil Future, Maturing December 2016 +	11/16/2016 - $37	9,100
445	Crude Oil Future, Maturing December 2016 +	11/16/2016 - $37.50	66,750
125	Gold Future, Maturing November 2016 +	10/26/2016 - $1,235	6,250
170	Gold Future, Maturing November 2016 +	10/26/2016 - $1,240	10,200
120	Gold Future, Maturing November 2016 +	10/26/2016 - $1,245	8,400
80	Gold Future, Maturing November 2016 +	10/26/2016 - $1,250	7,200
45	Gold Future, Maturing November 2016 +	10/26/2016 - $1,270	9,450
90	Gold Future, Maturing November 2016 +	10/26/2016 - $1,275	23,400
45	Gold Future, Maturing December 2016 +	11/22/2016 - $1,225	11,250
280	Gold Future, Maturing December 2016 +	11/22/2016 - $1,250	142,800
185	Gold Future, Maturing December 2016 +	11/22/2016 - $1,255	107,300
200	Gold Future, Maturing December 2016 +	11/22/2016 - $1,260	134,000
65	Gold Future, Maturing December 2016 +	11/22/2016 - $1,265	50,050
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $1,511,240)		678,813

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

		Options
Contracts (a)		Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (2.5)%
300	Corn Future, Maturing November 2016 +	10/21/2016 - $350	$33,750
80	Crude Oil Future, Maturing November 2016 +	10/17/2016 - $52	25,600
360	Crude Oil Future, Maturing November 2016 +	10/17/2016 - $52.50	93,600
210	Crude Oil Future, Maturing November 2016 +	10/17/2016 - $53	42,000
100	Crude Oil Future, Maturing November 2016 +	10/17/2016 - $54	13,000
75	Crude Oil Future, Maturing November 2016 +	10/17/2016 - $54.50	7,500
10	Crude Oil Future, Maturing November 2016 +	10/17/2016 - $55	800
60	Crude Oil Future, Maturing November 2016 +	10/17/2016 - $56	3,000
150	Crude Oil Future, Maturing December 2016 +	11/16/2016 - $54.50	103,500
180	Crude Oil Future, Maturing December 2016 +	11/16/2016 - $55	109,800
270	Crude Oil Future, Maturing December 2016 +	11/16/2016 - $55.50	143,100
160	Crude Oil Future, Maturing December 2016 +	11/16/2016 - $56	75,200
90	Crude Oil Future, Maturing December 2016 +	11/16/2016 - $56.50	36,900
65	Crude Oil Future, Maturing December 2016 +	11/16/2016 - $59	14,300
65	Crude Oil Future, Maturing December 2016 +	11/16/2016 - $59.50	12,350
40	Crude Oil Future, Maturing December 2016 +	11/16/2016 - $60	6,800
200	Crude Oil Future, Maturing January 2017 +	12/15/2016 - $57	168,000
130	Crude Oil Future, Maturing January 2017 +	12/15/2016 - $58	89,700
130	Crude Oil Future, Maturing January 2017 +	12/15/2016 - $58.50	80,600
90	Gold Future, Maturing November 2016 +	10/26/2016 - $1,430	4,500
45	Gold Future, Maturing November 2016 +	10/26/2016 - $1,435	1,800
135	Gold Future, Maturing November 2016 +	10/26/2016 - $1,450	4,050
35	Gold Future, Maturing November 2016 +	10/26/2016 - $1,470	1,050
170	Gold Future, Maturing November 2016 +	10/26/2016 - $1,475	5,100
100	Gold Future, Maturing November 2016 +	10/26/2016 - $1,480	2,000
35	Gold Future, Maturing November 2016 +	10/26/2016 - $1,490	700
240	Gold Future, Maturing December 2016 +	11/22/2016 - $1,440	62,400
160	Gold Future, Maturing December 2016 +	11/22/2016 - $1,450	35,200
175	Gold Future, Maturing December 2016 +	11/22/2016 - $1,460	31,500
90	Gold Future, Maturing December 2016 +	11/22/2016 - $1,475	12,600
70	Gold Future, Maturing January 2017 +	12/27/2016 - $1,475	30,100
70	Gold Future, Maturing January 2017 +	12/27/2016 - $1,480	28,000
65	Gold Future, Maturing January 2017 +	12/27/2016 - $1,490	23,400
130	Gold Future, Maturing January 2017 +	12/27/2016 - $1,500	41,600
130	Gold Future, Maturing January 2017 +	12/27/2016 - $1,520	32,500
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $2,146,050)		1,376,000

	TOTAL OPTIONS WRITTEN (Premiums Received - $3,657,290) (b)		$2,054,813

ETF - Exchange Traded Fund

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2016, is subject to change and resets daily.

+	All or a portion of this investment is a holding of the CHCSF Fund Limited CFC.

++	An affiliate of the Advisor.

^	All or a portion of this investment is segregated as collateral for any derivatives the fund may hold.

(a)	Each contract is equivalent to one underlying futures contract.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including put and call options written, is $50,744,912 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,905,676
Unrealized depreciation:	(1,669,135)
Net unrealized appreciation:	$236,541

CATALYST FUNDS
CATALYST HEDGED FUTURES STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

		Options
Contracts (a)		Expiration Date - Exercise Price	Value
	PURCHASED OPTIONS - 3.1% *
	CALL OPTIONS PURCHASED - 3.1%
2,000	S&P 500 Index Future, Maturing December 2016	10/21/2016 - $2,160	$11,750,000
1,600	S&P 500 Index Future, Maturing December 2016	10/21/2016 - $2,165	8,200,000
1,000	S&P 500 Index Future, Maturing December 2016	10/21/2016 - $2,170	4,400,000
1,000	S&P 500 Index Future, Maturing December 2016	10/21/2016 - $2,175	3,725,000
1,100	S&P 500 Index Future, Maturing December 2016	10/21/2016 - $2,200	1,567,500
1,000	S&P 500 Index Future, Maturing December 2016	10/21/2016 - $2,275	50,000
2,000	S&P 500 Index Future, Maturing December 2016	10/21/2016 - $2,280	75,000
4,000	S&P 500 Index Future, Maturing December 2016	10/21/2016 - $2,300	150,000
2,000	S&P 500 Index Future, Maturing December 2016	10/21/2016 - $2,350	25,000
1,000	S&P 500 Index Future, Maturing December 2016	11/18/2016 - $2,185	6,500,000
3,000	S&P 500 Index Future, Maturing December 2016	11/18/2016 - $2,190	17,475,000
1,000	S&P 500 Index Future, Maturing December 2016	11/18/2016 - $2,195	5,200,000
1,000	S&P 500 Index Future, Maturing December 2016	11/18/2016 - $2,200	4,600,000
1,000	S&P 500 Index Future, Maturing December 2016	11/18/2016 - $2,210	3,500,000
2,000	S&P 500 Index Future, Maturing December 2016	12/16/2016 - $2,205	13,500,000
1,500	S&P 500 Index Future, Maturing December 2016	12/16/2016 - $2,210	9,225,000
1,000	S&P 500 Index Future, Maturing December 2016	12/16/2016 - $2,220	5,025,000
4,000	S&P 500 Index Future, Maturing December 2016	12/30/2016 - $2,200	31,100,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $170,390,957)		126,067,500

	TOTAL PURCHASED OPTIONS (Cost - $170,390,957)		126,067,500

Principal
	UNITED STATES GOVERNMENT SECURITIES - 31.3%
$100,000,000	United States Treasury Notes, 0.750%, 10/31/2017		100,080,050
100,000,000	United States Treasury Notes, 1.125%, 06/15/2018		100,632,800
100,000,000	United States Treasury Notes, 1.000%, 09/15/2018		100,414,050
100,000,000	United States Treasury Notes, 1.250%, 11/15/2018		100,927,750
100,000,000	United States Treasury Notes, 1.375%, 11/30/2018		101,214,850
100,000,000	United States Treasury Notes, 1.500%, 12/31/2018		101,513,650
150,000,000	United States Treasury Notes, 1.125%, 01/15/2019 +		151,028,325
50,000,000	United States Treasury Notes, 1.500%, 01/31/2019 +		50,776,375
50,000,000	United States Treasury Notes, 1.500%, 02/28/2019		50,789,075
100,000,000	United States Treasury Notes, 1.375%, 02/28/2019		101,285,150
200,000,000	United States Treasury Notes, 0.875%, 04/15/2019 +		200,156,200
100,000,000	United States Treasury Notes, 1.625%, 08/31/2019 +		102,115,250
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $1,256,169,746)		1,260,933,525

Shares
	SHORT-TERM INVESTMENTS - 37.5%
	MONEY MARKET FUNDS - 37.5%
1,242,769,319	Fidelity Prime Money Market Portfolio, Institutional Class, 0.44% **		1,242,769,319
26,966,744	TCG Cash Reserve Government Money Market Fund, Institutional Class, 0.40% (b) **		26,966,744
26,966,921	TCG Daily Liquidity Government Money Market Fund, Institutional Class, 0.41% (b) **		26,966,921
26,966,876	TCG Liquid Assets Government Money Market Fund, Institutional Class, 0.39% (b) **		26,966,876
26,967,002	TCG Liquidity Plus Government Money Market Fund, Institutional Class, 0.41% (b) **		26,967,002
26,966,697	TCG US Government Advantage Money Market Fund, Institutional Class, 0.39% (b) **		26,966,697
26,966,839	TCG US Government Max Money Market Fund, Institutional Class, 0.39% (b) **		26,966,839
26,966,666	TCG US Government Premier Money Market Fund, Institutional Class, 0.39% (b) **		26,966,666
26,966,793	TCG US Government Primary Liquidity Money Market Fund, Institutional Class, 0.66% (b) **		26,966,793
26,967,080	TCG US Government Select Money Market Fund, Institutional Class, 0.39% (b) **		26,967,080
26,967,442	TCG US Government Ultra Money Market Fund, Institutional Class, 0.39% (b) **		26,967,442
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,512,438,379)		1,512,438,379

CATALYST FUNDS
CATALYST HEDGED FUTURES STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

			Value

	TOTAL INVESTMENTS - 71.9% (Cost - $2,938,999,082) (c)		$2,899,439,404
	OTHER ASSETS LESS LIABILITIES - 28.1%		1,133,871,084
	NET ASSETS - 100.0%		$4,033,310,488
		Options
Contracts (a)		Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (2.3)% *
	CALL OPTIONS WRITTEN - (2.3)%
6,000	S&P 500 Index Future, Maturing December 2016	10/21/2016 - $2,210	$3,975,000
10,250	S&P 500 Index Future, Maturing December 2016	10/21/2016 - $2,225	2,690,625
1,000	S&P 500 Index Future, Maturing December 2016	10/21/2016 - $2,235	150,000
7,500	S&P 500 Index Future, Maturing December 2016	10/21/2016 - $2,240	656,250
3,000	S&P 500 Index Future, Maturing December 2016	11/18/2016 - $2,235	4,575,000
11,600	S&P 500 Index Future, Maturing December 2016	11/18/2016 - $2,240	14,500,000
3,000	S&P 500 Index Future, Maturing December 2016	11/18/2016 - $2,245	3,075,000
3,000	S&P 500 Index Future, Maturing December 2016	11/18/2016 - $2,250	2,475,000
3,000	S&P 500 Index Future, Maturing December 2016	11/18/2016 - $2,260	1,575,000
3,000	S&P 500 Index Future, Maturing December 2016	12/16/2016 - $2,270	4,050,000
6,000	S&P 500 Index Future, Maturing December 2016	12/16/2016 - $2,255	12,600,000
4,500	S&P 500 Index Future, Maturing December 2016	12/16/2016 - $2,260	8,212,500
12,000	S&P 500 Index Future, Maturing December 2016	12/30/2016 - $2,250	33,600,000
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $184,876,500)		92,134,375

	TOTAL OPTIONS WRITTEN (Premiums Received - $184,876,500) (c)		$92,134,375

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2016, is subject to change and resets daily.

+	All or a portion of security held as collateral for open options contracts.

(a)	Each contract is equivalent to one of the underlying futures contract.

(b)	An affiliate of the Advisor.

(c)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including options written, is $2,802,541,250 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$4,763,779
Unrealized depreciation:	—
Net unrealized appreciation:	$4,763,779

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 87.3%
	BANKS - 4.9%
$26,000	Citigroup, Inc.	2.550	4/8/2019	$26,527
23,000	JPMorgan Chase & Co.	2.350	1/28/2019	23,390
				49,917
	BIOTECHNOLOGY - 5.0%
22,000	Amgen, Inc.	5.700	2/1/2019	24,092
26,000	Celgene Corp.	2.250	5/15/2019	26,383
				50,475
	CHEMICALS - 3.1%
30,000	Albemarle Corp.	3.000	12/1/2019	30,943

	COMMERCIAL SERVICES - 6.1%
25,000	Hertz Corp.	4.250	4/1/2018	25,750
35,000	Western Union Co.	3.350	5/22/2019	35,928
				61,678
	COMPUTERS - 2.5%
25,000	HP, Inc.	2.750	1/14/2019	25,471

	COSMETICS/PERSONAL CARE - 2.5%
24,000	Avon Products, Inc.	5.750	3/1/2018	24,900

	DIVERSIFIED FINANCIAL SERVICES - 4.4%
45,000	FXCM, Inc.	2.250	6/15/2018	18,861
25,000	Synchrony Financial	3.000	8/15/2019	25,596
				44,457
	ELECTRONICS - 2.5%
25,000	Kemet Corp.	10.500	5/1/2018	25,125

	HEALTHCARE-PRODUCTS - 2.5%
25,000	Boston Scientific Corp.	2.650	10/1/2018	25,552

	INVESTMENT COMPANIES - 10.0%
100,000	Prospect Capital Corp.	5.000	7/15/2019	101,125

	MISCELLANEOUS MANUFACTURING - 5.0%
50,000	Harsco Corp.	5.750	5/15/2018	50,688

	OFFICE/BUSINESS EQUIPMENT - 10.3%
100,000	Pitney Bowes, Inc.	4.750	5/15/2018	104,211

	OIL & GAS - 9.7%
100,000	Nabors Industries, Inc.	5.000	9/15/2020	98,375

	PRIVATE EQUITY - 4.2%
43,000	Icahn Enterprises LP	3.500	3/15/2017	43,054

	RETAIL- 4.9%
50,000	JC Penney Corp, Inc.	5.650	6/1/2020	50,000

	SOFTWARE - 2.0%
20,000	Fiserv, Inc.	2.700	6/1/2020	20,632

	TELECOMMUNICATIONS - 7.7%
75,000	Sprint Communications, Inc.	8.375	8/15/2017	77,906

	TOTAL CORPORATE BONDS (Cost - $894,236)			884,509

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares		Value
	SHORT-TERM INVESTMENTS - 13.3%
134,367	Fidelity Prime Money Market Portfolio, Class I, 0.44% **	$134,367
	TOTAL SHORT-TERM INVESTMENTS (Cost - $134,367)	134,367

	TOTAL INVESTMENTS - 100.6% (Cost - $1,028,603) (a)	$1,018,876
	LIABILITIES LESS OTHER ASSETS - (0.6)%	(5,994)
	NET ASSETS - 100.0%	$1,012,882

LP - Limited Partnership

*	Rate shown represents the rate at September 30, 2016, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $1,028,982 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$6,919
Unrealized depreciation:	(17,025)
Net unrealized depreciation:	$(10,106)

CATALYST FUNDS
CATALYST INTELLIGENT ALTERNATIVE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Value
	MUTUAL FUNDS - 99.3%
	ALTERNATIVE FUNDS - 47.1%
43,805	Catalyst Hedged Commodity Strategy Fund , Classs I *+	$488,862
16,853	Catalyst Time Value Trading Fund, Class I *+	132,297
31,041	Catalyst/Auctos Managed Futures Multi-Strategy Fund, Class I *+	475,855
		1,097,014
	ASSET ALLOCATION FUNDS - 47.2%
39,328	Catalyst Hedged Futures Strategy Fund, Class I +	479,799
14,114	Catalyst Macro Strategy Fund, Class I +	124,061
16,772	Catalyst/Millburn Hedge Strategy Fund, Class I *+	495,272
		1,099,132
	EQUITY FUND - 5.0%
13,191	Catalyst Insider Long/Short Fund, Class I *+	116,607

	TOTAL MUTUAL FUNDS (Cost - $2,291,245)	2,312,753

	SHORT-TERM INVESTMENTS - 1.4%
31,586	Fidelity Institutional Money Market Government Portfolio, Class I, 0.27% **	31,586
	TOTAL SHORT-TERM INVESTMENTS (Cost - $31,586)	31,586

	TOTAL INVESTMENTS - 100.7% (Cost - $2,322,831) (a)	$2,344,339
	LIABILITIES LESS OTHER ASSETS - (0.7%)	(15,903)
	NET ASSETS - 100.0%	$2,328,436

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2016, is subject to change and resets daily.

+	Affiliated company.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $2,322,831 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$100,685
Unrealized depreciation:	(79,177)
Net unrealized apppreciation:	$21,508

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Value
	COMMON STOCK - 81.0%
	AGRICULTURE - 0.8%
270	Turning Point Brands, Inc. *	$3,245

	APPAREL - 0.6%
60	Under Armour, Inc. *	2,321

	AUTO MANUFACTURERS - 1.8%
207	Fiat Chrysler Automobiles NV	1,325
181	General Motors Co.	5,750
		7,075
	BANKS - 6.5%
190	Bank of NT Butterfield & Son Ltd. *	4,704
241	Capstar Financial Holdings, Inc. *	4,085
85	Citizens Financial Group, Inc.	2,100
155	FB Financial Corp. *	3,128
130	First Hawaiian, Inc. *	3,492
300	Grupo Supervielle SA - ADR *	4,443
140	Midland States Bancorp, Inc.	3,548
		25,500
	BIOTECHNOLOGY - 1.0%
230	Audentes Therapeutics, Inc. *	4,096

	BUILDING MATERIALS - 0.3%
21	Fortune Brands Home & Security, Inc.	1,220

	CHEMICALS - 3.4%
71	Axalta Coating Systems Ltd. *	2,007
140	Ingevity Corp. *	6,454
207	Valvoline, Inc.	4,862
		13,323
	COMMERCIAL SERVICES - 5.0%
72	Aramark	2,738
240	Cotiviti Holdings, Inc. *	8,047
80	PayPal Holdings, Inc. *	3,278
162	TransUnion *	5,589
		19,652
	COMPUTERS - 2.4%
185	Hewlett Packard Enterprise Co.	4,209
135	Nutanix, Inc. *	4,995
		9,204
	COSMETICS/PERSONAL CARE - 1.5%
47	Coty, Inc. - Cl. A	1,104
166	elf Beauty, Inc. *	4,668
		5,772
	DISTRIBUTION/WHOLESALE - 1.0%
110	SiteOne Landscape Supply, Inc. *	3,952

	DIVERSIFIED FINANCIAL SERVICES - 2.1%
90	Ally Financial, Inc.	1,752
120	Bats Global Markets, Inc.	3,616
96	Synchrony Financial	2,688
		8,056

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares		Value
	COMMON STOCK - 81.0% (Continued)
	ELECTRONICS - 2.0%
150	Fortive Corp.	$7,635

	ENERGY-ALTERNATE SOURCES - 1.0%
180	TPI Composites, Inc. *	3,827

	ENTERTAINMENT - 1.2%
45	Gaming and Leisure Properties, Inc.	1,505
137	Red Rock Resorts, Inc.	3,232
		4,737
	FOOD - 5.0%
168	Kraft Heinz Co.	15,038
188	Performance Food Group Co. *	4,662
		19,700
	FOOD SERVICE - 1.8%
125	AdvancePierre Foods Holdings, Inc.	3,445
150	US Foods Holding Corp. *	3,542
		6,987
	HEALTHCARE-PRODUCTS - 1.8%
95	Penumbra, Inc. *	7,219

	HEALTHCARE-SERVICES - 0.8%
358	Fulgent Genetics, Inc. *	3,301

	INSURANCE - 1.0%
140	Kinsale Capital Group, Inc.	3,080
30	Voya Financial, Inc.	865
		3,945
	INTERNET - 8.0%
45	CDW Corp.	2,058
83	Facebook, Inc. *	10,646
18	Liberty Ventures *	718
140	LINE Corp. *	6,776
275	Match Group, Inc. *	4,892
129	Trade Desk, Inc. *	3,768
97	Twitter, Inc. *	2,236
		31,094
	LODGING - 1.4%
247	Hilton Worldwide Holdings, Inc.	5,664

	MEDIA - 0.5%
4	Liberty Braves Group *	70
11	Liberty Media Group *	315
44	Liberty SiriusXM Group *	1,495
		1,880
	OIL & GAS - 1.0%
37	Antero Resources Corp. *	997
30	Diamondback Energy, Inc. *	2,896
		3,893

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares		Value
	COMMON STOCK - 81.0% (Continued)
	PHARMACEUTICALS - 9.6%
220	AbbVie, Inc.	$13,875
283	AC Immune SA *	4,661
210	Kadmon Holdings, Inc. *	1,541
150	Patheon NV *	4,445
51	Quintiles Transnational Holdings, Inc. *	4,134
8	Shire PLC - ADR	1,551
137	Zoetis, Inc. - Cl. A	7,125
		37,332
	PIPELINES - 0.9%
125	Noble Midstream Partners LP *	3,488

	REITS - 2.1%
380	MedEquities Realty Trust, Inc. *	4,465
136	MGM Growth Properties LLC - Cl. A	3,546
		8,011
	RETAIL - 3.7%
240	At Home Group, Inc. *	3,636
145	Duluth Holdings, Inc. - Cl. B *	3,844
180	GMS, Inc. *	4,001
63	Restaurant Brands International, Inc.	2,809
		14,290
	SEMICONDUCTORS - 1.8%
190	Impinj, Inc. *	7,110

	SOFTWARE - 9.8%
220	Apptio, Inc. *	4,774
61	CDK Global, Inc.	3,499
2	CommerceHub, Inc. *	28
3	CommerceHub, Inc. *	48
275	Everbridge, Inc. *	4,637
90	First Data Corp. *	1,184
327	Gridsum Holding, Inc. - ADR *	5,510
109	IMS Health Holdings, Inc. *	3,416
20	ServiceNow, Inc. *	1,583
224	Tabula Rasa HealthCare, Inc. *	3,208
145	Talend SA -ADR *	3,793
100	Twilio, Inc. *	6,436
		38,116
	TELECOMMUNICATIONS - 1.2%
30	Acacia Communications, Inc. *	3,098
50	Zayo Group Holdings, Inc. *	1,486
		4,584

	TOTAL COMMON STOCK (Cost - $267,134)	316,229

	EXCHANGE TRADED FUND - 10.4%
	EQUITY FUND - 10.4%
750	First Trust US IPO Index Fund	40,725
	TOTAL EXCHANGE TRADED FUND (Cost - $39,386)	40,725

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares		Value

	SHORT-TERM INVESTMENTS - 11.9%
46,475	Fidelity Prime Money Market Portfolio, Class I, 0.44% **	$46,475
	TOTAL SHORT-TERM INVESTMENTS (Cost - $46,475)	46,475

	TOTAL INVESTMENTS - 103.3% (Cost - $352,995) (a)	$403,429
	LIABILITIES LESS OTHER ASSETS - (3.3)%	(13,023)
	NET ASSETS - 100.0%	$390,406

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2016, is subject to change and resets daily.

ADR - American Depositary Receipt.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Liability Company.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $352,995 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$53,849
Unrealized depreciation:	(3,415)
Net unrealized appreciation:	$50,434

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares				Value
	COMMON STOCK - 6.3%
	DIVERSIFIED FINANCIAL SERVICES - 6.3%
160,000	MMA Capital Management LLC *			$2,915,200
	TOTAL COMMON STOCK (Cost - $2,718,400)			2,915,200

	PREFERRED STOCK - 3.4%
	TRANSPORTATION - 3.4%
69,186	Navios Maritime Holdings, Inc. *			366,686
229,248	Navios Maritime Holdings, Inc. *			1,226,477
	TOTAL PREFERRED STOCK (Cost - $1,657,870)			1,593,163

	EXCHANGE TRADED FUNDS - 0.0%
	ASSET ALLOCATION FUNDS - 0.0%
33	ProShares UltraShort Yen *			2,001
	TOTAL ASSET ALLOCATION FUND (Cost - $2,915)			2,001

	DEBT FUNDS - 0.0%
25	iShares 1-3 Year Treasury Bond ETF			2,126
5	iShares 10-20 Year Treasury Bond ETF			724
	TOTAL DEBT FUNDS (Cost - $2,795)			2,850

	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,710)			4,851

	MUTUAL FUNDS - 0.0%
	CLOSED-END FUNDS - 0.0%
89	Morgan Stanley Emerging Markets Debt Fund, Inc.			859
45	Pioneer Diversified High Income Trust			734
	TOTAL MUTUAL FUNDS (Cost - $1,696)			1,593

		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 0.4%
370,000	Navios Maritime Holdings, Inc.	8.125	2/15/2019	203,500
	TOTAL CORPORATE BONDS (Cost - $144,149)			203,500

Contracts (a)		Expiration Date - Exercise Price
	OPTIONS PURCHASED - 18.6% *
	PUT OPTIONS PURCHASED - 7.1%
2,000	iPATH S&P 500 VIX Short-Term Futures ETN	1/20/2017 - $6		36,000
1,300	iPATH S&P 500 VIX Short-Term Futures ETN	1/19/2018 - $28		1,007,500
1,000	iPATH S&P 500 VIX Short-Term Futures ETN	1/19/2018 - $31		975,000
850	iPATH S&P 500 VIX Short-Term Futures ETN	1/19/2018 - $34		1,020,000
10	iPATH S&P 500 VIX Short-Term Futures ETN	1/19/2018 - $4		340
1,960	iPATH S&P 500 VIX Short-Term Futures ETN	1/19/2018 - $5		192,080
250	iPATH S&P 500 VIX Short-Term Futures ETN	1/19/2018 - $6		34,750
145	iPATH S&P 500 VIX Short-Term Futures ETN	1/19/2018 - $7		28,275
85	iPATH S&P 500 VIX Short-Term Futures ETN	1/19/2018 - $8		23,035
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,235,530)			3,316,980

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Contracts (a)		Expiration Date - Exercise Price	Value
	CALL OPTIONS PURCHASED - 11.5%
90	3M Co.	1/20/17 - $180	$38,925
210	Aflac, Inc.	11/18/16 - $72.5	29,400
230	Altria Group, Inc.	12/16/16 - $65	25,300
1,850	Annaly Capital Management, Inc.	11/18/16 - $11	12,950
155	Aon plc	1/20/17 - $110	88,350
195	Automatic Data Processing, Inc.	11/18/16 - $90	26,325
100	Becton, Dickinson and Co.	12/16/16 - $175	84,000
120	Berkshire Hathaway, Inc.	12/16/16 - $150	17,400
180	BP plc	11/18/16 - $31	78,300
120	Canadian Natural Resources Ltd.	12/16/16 - $26	78,600
215	CBOE Holdings, Inc.	12/16/16 - $67.5	24,725
60	Chevron Corp.	11/18/16 - $92.5	66,600
760	Chimera Investment Corp.	12/16/16 - $16	38,000
120	Clorox Co.	1/20/2017 - $130	27,000
425	Coca-Cola Co.	11/18/16 - $44	12,325
250	Colgate-Palmolive Co.	11/18/16 - $75	30,500
170	ConocoPhillips	11/18/16 - $39	85,000
45	Diamondback Energy, Inc.	12/16/16 - $80	84,600
215	Dominion Resources, Inc.	1/20/17 - $75	49,450
85	Enbridge, Inc.	1/20/17 - $40	45,475
52	Energy Transfer Equity LP	1/20/17 - $32.5	468
45	EOG Resources, Inc.	1/20/17 - $82.5	72,900
75	Exxon Mobil Corp.	11/18/16 - $80	57,750
95	General Dynamics Corp.	11/18/16 - $150	71,915
505	General Electric Co.	11/18/16 - $31	8,585
170	Genuine Parts Co.	11/18/16 - $105	16,150
155	Halliburton Co.	11/18/16 - $40	84,475
42	HERC Holdings, Inc.	1/20/17 - $20	168
120	Home Depot, Inc.	11/18/16 - $135	10,440
125	Honeywell International, Inc.	12/16/16 - $115	55,000
1,725	Invesco Mortgage Capital, Inc.	1/20/17 - $16	43,125
2	iShares Nasdaq Biotechnology	1/20/17 - $400	10
150	Kimberly-Clark Corp.	1/20/17 - $130	38,250
75	Kinder Morgan, Inc.	1/20/17 - $45	75
170	Kinder Morgan, Inc.	12/16/16 - $20	59,500
200	Marsh & McLennan Companies, Inc.	1/20/17 - $65	73,000
20	Mastercard Incorporated	1/20/17 - $90	25,600
15	Mead Johnson Nutrition Co.	1/20/17 - $100	240
200	Medtronic plc	11/18/16 - $87.5	27,000
195	National Health Investors, Inc.	1/20/17 - $80	48,750
165	National HealthCare Corp.	11/18/16 - $65	29,700
70	Occidental Petroleum Corp.	11/18/16 - $70	30,975
250	Paychex, Inc.	12/16/16 - $60	17,500
190	Pepsico, Inc.	1/20/17 - $110	48,070
37	Pfizer, Inc.	1/20/17 - $35	2,405
20	Pioneer Natural Resources Co.	12/16/16 - $160	58,800
250	Plains All American Pipeline LP	11/18/16 - $26	138,750
195	Procter & Gamble Co.	11/18/16 - $87.5	60,450
110	Raytheon Co.	11/18/16 - $140	17,820
175	Reinsurance Group of America, Inc.	1/20/17 - $105	100,625
80	Schlumberger Ltd.	11/18/16 - $72.5	57,360
42	Southwestern Energy Co.	1/20/17 - $28	210
1,500	SPDR Gold Shares	12/16/16 - $113	1,965,000
490	SPDR S&P 500 ETF	10/05/16 - $220	1,960

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares			Value
	CALL OPTIONS PURCHASED (Continued) - 11.5%
1,275	SPDR S&P 500 ETF	10/05/16 - $222	$1,275
3,250	SPDR S&P 500 ETF	10/05/16 - $224	3,250
400	SPDR S&P 500 ETF	10/14/16 - $221	6,400
900	SPDR S&P 500 ETF	10/14/16 - $223	3,600
2,300	SPDR S&P 500 ETF	10/14/16 - $225	4,600
1,660	SPDR S&P 500 ETF	10/21/16 - $217	328,680
3,010	SPDR S&P 500 ETF	10/21/16 - $219	301,000
6,610	SPDR S&P 500 ETF	10/21/16 - $221	231,350
1,400	SPDR S&P 500 ETF	10/21/16 - $223	14,000
230	Suncor Energy, Inc.	12/16/16 - $25	77,050
130	TOTAL S.A.	11/18/16 - $45	45,500
155	United Parcel Service, Inc.	1/20/17 - $110	44,950
5	Valeant Pharmaceuticals International, Inc.	1/20/17 - $250	10
255	Waste Management, Inc.	1/20/17 - $65	40,800
335	Westar Energy, Inc.	12/16/16 - $55	76,213
	TOTAL CALL OPTIONS PURCHASED (Cost - $6,358,419)		5,344,929

	TOTAL OPTIONS PURCHASED (Cost - $9,593,949)		8,661,909

	SHORT-TERM INVESTMENTS - 105.8%
	MONEY MARKET FUNDS - 19.1%
629,064	Fidelity Institutional Money Market Funds Treasury Portfolio, Class I, 0.20% **+		629,064
828,747	TCG Cash Reserve Government Money Market Fund, Institutional Class, 0.40% (b) **+		828,747
828,761	TCG Daily Liquidity Government Money Market Fund, Institutional Class, 0.41% (b) **+		828,761
828,752	TCG Liquid Assets Government Money Market Fund, Institutional Class, 0.39% (b) **+		828,752
828,756	TCG Liquidity Plus Government Money Market Fund, Institutional Class, 0.41% (b) **+		828,756
828,773	TCG US Government Ultra Money Market Fund, Institutional Class, 0.39% (b) **+		828,773
828,748	TCG US Government Advantage Money Market Fund, Institutional Class, 0.39% (b) **+		828,748
828,745	TCG US Government Max Money Market Fund, Institutional Class, 0.39% (b) ** +		828,745
828,737	TCG US Government Premier Money Market Fund, Institutional Class, 0.39% (b) ** +		828,737
828,748	TCG US Government Primary Liquidity Money Market Fund, Institutional Class, 0.66% (b) ** +		828,748
828,758	TCG US Government Select Money Market Fund, Institutional Class, 0.39% (b) ** +		828,758
	TOTAL MONEY MARKET FUNDS (Cost - $8,916,589)		8,916,589

Principal
	UNITED STATES GOVERNMENT SECURITIES - 86.7%
$10,000,000	United States Treasury Note, 2.2500%, 11/15/2025		10,556,250
15,000,000	United States Treasury Note, 0.8750%, 01/31/2017		15,027,090
14,880,000	United States Treasury Note, 0.6250%, 10/15/2016		14,882,411
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $40,349,614)		40,465,751

	TOTAL SHORT-TERM INVESTMENTS (Cost - $49,266,203)		49,382,340

	TOTAL INVESTMENTS - 134.5% (Cost - $63,387,977) (c)		$62,762,556
	LIABILITIES LESS OTHER ASSETS - (34.5)%		(16,106,204)
	NET ASSETS - 100.0%		$46,656,352

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares
	SECURITIES SOLD SHORT - (20.2)% *
	EXCHANGED TRADED NOTES - (20.2)% *
	EQUITY FUNDS - (4.7)%
120,000	VelocityShares Daily 2x VIX Short Term ETN		$2,178,000
	TOTAL EQUITY FUNDS (Proceeds - $2,270,986)		2,178,000

	COMMODITY FUNDS - (15.5)%
155,000	VelocityShares 3x Long Crude Oil ETN		3,732,400
95,000	VelocityShares 3x Long Natural Gas ETN		3,496,000
	TOTAL COMMODITY FUNDS (Proceeds - $6,319,254)		7,228,400

	TOTAL SECURITIES SOLD SHORT (Proceeds - $8,590,240) (c)		$9,406,400

Contracts (a)		Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (14.4)%
220	Actuant Corp.	10/21/16 - $22.5	$27,500
125	Avis Budget Group, Inc.	10/21/16 - $37	5,625
540	Brocade Communications Systems, Inc.	10/21/16 - $9	21,060
300	CalAmp Corp.	10/21/16 - $15	11,100
820	Cerus Corp.	10/21/16 - $6	36,900
300	Corrections Corporation of America	10/21/16 - $16	4,500
45	Expedia, Inc.	10/21/16 - $108	44,100
185	Fiesta Restaurant Group, Inc.	10/21/16 - $25	11,655
140	First Solar, Inc.	10/21/16 - $34	83,300
170	Fossil Group, Inc.	10/21/16 - $28	17,850
230	FTD Companies, Inc.	10/21/16 - $20	24,725
80	Herbalife Ltd.	10/21/16 - $60.5	22,560
110	Imperva, Inc.	10/21/16 - $45	101,200
230	Integrated Device Technology, Inc.	10/21/16 - $21	51,175
750	LendingClub Corp.	10/21/16 - $6	33,750
620	MBIA, Inc.	10/21/16 - $7.5	28,520
660	Nimble Storage, Inc.	10/21/16 - $7.5	84,150
95	Nordstrom, Inc.	10/21/16 - $50	24,320
1,600	ProShares Ultra Bloomberg Crude Oil	10/21/16 - $5	856,000
105	Red Robin Gourmet Burgers, Inc.	10/21/16 - $45	11,550
220	Skechers U.S.A., Inc.	10/21/16 - $21.5	45,100
380	Smart & Final Stores, Inc.	10/21/16 - $12.5	21,850
270	SolarCity Corp.	10/21/16 - $18	52,110
90	Tableau Software, Inc.	10/21/16 - $53.5	27,225
20	Tesla Motors, Inc.	10/21/16 - $205	12,700
80	TripAdvisor, Inc.	10/21/16 - $60.5	28,000
470	Weight Watchers International, Inc.	10/21/16 - $10.5	18,800
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $1,548,369)		1,707,325

	TOTAL WRITTEN OPTIONS (Premiums Received - $1,548,369) (c)		$1,707,325

LP - Limited Partnership

PLC - Public Liability Company

LLC - Limited Liability Company

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2016, is subject to change and resets daily.

+	All or a portion of security held as collateral for open options contracts.

(a)	Each contract is equivalent to 100 shares of the underlying common stock.

(b)	An affiliate of the Advisor.

(c)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short, options written, is $53,482,031 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$999,023
Unrealized depreciation:	(2,832,223)
Net unrealized depreciation:	$(1,833,200)

CATALYST FUNDS
CATALYST/AUCTOS MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Value
	SHORT-TERM INVESTMENTS - 87.8% *
4,932,131	Fidelity Institutional Money Market Funds - Government Portfolio 0.31% +	$4,932,131
902,530	TCG Cash Reserve Money Market Fund 0.40% ^+	902,530
902,545	TCG Daily Liquidity Government Money Market Fund 0.41% ^+	902,545
902,537	TCG Liquid Assets Government Money Market Fund 0.39% ^+	902,537
902,540	TCG Liquidity Plus Government Money Market Fund 0.41 & ^+	902,540
902,554	TCG Ultra Money Market Fund 0.39% ^+	902,554
902,530	TCG US Government Advantage Money Market Fund 0.39% ^+	902,530
902,534	TCG US Government Max Money Market Fund 0.39% ^+	902,534
902,528	TCG US Government Premier Money Market Fund 0.39% ^+	902,528
902,533	TCG US Government Primary Liquidity Money Market Fund 0.66% ^+	902,533
902,542	TCG US Government Select Money Market Fund 0.39% ^+	902,542
	TOTAL SHORT-TERM INVESTMENTS (Cost - $13,957,504)	13,957,504

	TOTAL INVESTMENTS - 87.8% (Cost - $13,957,504) (a)	$13,957,504
	OTHER ASSETS LESS LIABILITIES - 12.2%	1,938,005
	NET ASSETS - 100.0%	$15,895,509

^	An affiliate of the Advisor.

+	All or a portion of security held as collateral for open future contracts.

*	Rate shown represents the rate at September 30, 2016, is subject to change and resets daily

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, excluding futures, is $13,957,504 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	—
Net unrealized appreciation:	$—

		Unrealized
Long Contracts		Appreciation/(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 4.7%
3	10 YR Mini JGB Future Dec 2016
	(Underlying Face Amount at Value $45,696,000)	$(513)
1	3 MO Sterling (Short Sterling) Dec 2017
	(Underlying Face Amount at Value $124,675)	985
1	3 MO Sterling (Short Sterling) Jun 2018
	(Underlying Face Amount at Value $124,663)	15
3	3 MO Sterling (Short Sterling) Mar 2018
	(Underlying Face Amount at Value $374,025)	1,100
50	3 MO Sterling (Short Sterling) Sep 2017
	(Underlying Face Amount at Value $6,233,125)	(178)
107	3-Month Euro (Euribor) Sep 2017
	(Underlying Face Amount at Value $26,843,625)	(8,926)
5	90 Day Bank Bill Jun 2017
	(Underlying Face Amount at Value $1,200,728)	675
92	90 Day Bank Bill Sep 2017
	(Underlying Face Amount at Value $90,528,000)	(6,383)
1	90Day Euro$ Future Dec 2017
	(Underlying Face Amount at Value $247,338)	413
1	90Day Euro$ Future Jun 2017
	(Underlying Face Amount at Value $247,538)	(6)
1	90Day Euro$ Future Jun 2018
	(Underlying Face Amount at Value $247,213)	575
2	90Day Euro$ Future Mar 2018
	(Underlying Face Amount at Value $494,575)	(88)
74	90Day Euro$ Future Sep 2017
	(Underlying Face Amount at Value $18,311,300)	9,175
1	90Day Euro$ Future Sep 2018
	(Underlying Face Amount at Value $247,125)	113
9	Australian Dollar Future Dec 2016
	(Underlying Face Amount at Value $688,410)	8,370
20	Bank Accept Sep 2017
	(Underlying Face Amount at Value $4,956,750)	2,468
131	Brent Crude Future Jan 2017
	(Underlying Face Amount at Value $6,648,250)	397,771
7	CAC 40 10 Euro Future Oct 2016
	(Underlying Face Amount at Value $311,045)	5,563

CATALYST FUNDS
CATALYST/AUCTOS MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

		Unrealized
Long Contracts		Appreciation/(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 4.7% (Continued)
14	Canadian 10 Year Bond Dec 2016
	(Underlying Face Amount at Value $2,056,880)	$21,315
3	Coffee Future Dec 2016
	(Underlying Face Amount at Value $170,494)	(6,731)
129	Crude Oil Future Mar 2017
	(Underlying Face Amount at Value $6,502,890)	340,540
18	Euro BOBL Future Dec 2016
	(Underlying Face Amount at Value $2,377,620)	9,332
15	Euro STOXX 50 Dec 2016
	(Underlying Face Amount at Value $449,100)	(7,741)
4	Euro-Bund Future Dec 2016
	(Underlying Face Amount at Value $662,800)	3,661
87	Fed Funds Future 30 Day Jan 2017
	(Underlying Face Amount at Value $36,055,322)	(5,959)
5	Gasoline RBOB Sep 2016
	(Underlying Face Amount at Value $307,251)	14,683
2	Gold Dec 2016
	(Underlying Face Amount at Value $263,420)	(1,590)
4	Japanese Yen Future Dec 2016
	(Underlying Face Amount at Value $494,525)	3,856
2	JPY/USD Japanese Yen E-mini Dec 2016
	(Underlying Face Amount at Value $123,638)	956
13	Lean Hogs Dec 2016
	(Underlying Face Amount at Value $228,670)	(25,420)
12	Lean Hogs Feb 2017
	(Underlying Face Amount at Value $234,720)	(23,490)
12	Live Cattle Feb 2017
	(Underlying Face Amount at Value $482,880)	(35,090)
5	Long Gilt Future Dec 2016
	(Underlying Face Amount at Value $651,250)	(7,170)
3	Mini Gold Future Dec 2016
	(Underlying Face Amount at Value $127,034)	(2,006)
3	Mini Silver Dec 2016
	(Underlying Face Amount at Value $57,642)	690
8	Mini Soybean Future Nov 2016
	(Underlying Face Amount at Value $76,320)	(7,831)
5	Mini-Hang Seng Index Oct 2016
	(Underlying Face Amount at Value $1,165,650)	(1,289)
17	Nasdaq 100 E-Mini Dec 2016
	(Underlying Face Amount at Value $1,655,885)	32,155
42	Natural Gas Future Nov 2016
	(Underlying Face Amount at Value $1,220,520)	(94,241)
9	New Zealand Dollar Future Dec 2016
	(Underlying Face Amount at Value $653,760)	3,345
13	NY Harbor ULSD Futures Nov 2016
	(Underlying Face Amount at Value $839,912)	55,206
5	NYMEX E-Mini Natural Gas Nov 2016
	(Underlying Face Amount at Value $36,325)	(2,888)
13	S&P E-Mini Future Dec 2016
	(Underlying Face Amount at Value $1,404,325)	28,026
1	SGX MSCI Singapore Index Sep 2016
	(Underlying Face Amount at Value $31,515)	217
3	Silver Dec 2016
	(Underlying Face Amount at Value $288,210)	7,860
5	Soybean Future Nov 2016
	(Underlying Face Amount at Value $238,500)	(39,563)
7	SPI 200 Dec 2016
	(Underlying Face Amount at Value $947,800)	17,999

CATALYST FUNDS
CATALYST/AUCTOS MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

		Unrealized
Long Contracts		Appreciation/(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 4.7% (Continued)
14	US 10 Year Future Dec 2016
	(Underlying Face Amount at Value $1,835,750)	$1,250
39	US 5YR NOTE (CBT) Dec 2016
	(Underlying Face Amount at Value $4,739,124)	3,538
4	US Long Bond Future Dec 2016
	(Underlying Face Amount at Value $672,624)	(9,375)
21	World Sugar #11 July 2017
	(Underlying Face Amount at Value $501,211)	1,312
50	World Sugar #11 May 2017
	(Underlying Face Amount at Value $1,240,960)	64,165
	NET UNREALIZED GAIN FROM OPEN LONG FUTURE CONTRACTS	750,851

Short Contracts
	OPEN SHORT FUTURES CONTRACTS - (4.1)%
5	3 MO Sterling (Short Sterling) Dec 2016
	(Underlying Face Amount at Value $622,906)	(835)
2	3 MO Sterling (Short Sterling) Mar 2017
	(Underlying Face Amount at Value $249,250)	33
47	90 Day Bank Bill Dec 2016
	(Underlying Face Amount at Value $11,285,756)	527
5	90 Day Bank Bill Mar 2017
	(Underlying Face Amount at Value $1,201,715)	388
4	90Day Euro$ Future Dec 2016
	(Underlying Face Amount at Value $990,800)	(180)
4	90Day Euro$ Future Mar 2017
	(Underlying Face Amount at Value $990,550)	(363)
33	Brent Crude Future Dec 2016
	(Underlying Face Amount at Value $1,656,270)	(99,723)
101	Brent Crude Future Feb 2017
	(Underlying Face Amount at Value $5,176,250)	(308,560)
5	British Pound Future Dec 2016
	(Underlying Face Amount at Value $406,156)	7,775
3	Canadian Dollar Future Dec 2016
	(Underlying Face Amount at Value $228,855)	(1,505)
6	Cocoa Future Dec 2016
	(Underlying Face Amount at Value $165,660)	(2,170)
1	Copper Future Dec 2016
	(Underlying Face Amount at Value $55,263)	(2,850)
11	Corn Future Dec 2016
	(Underlying Face Amount at Value $185,213)	8,177
8	Corn Mini Future Dec 2016
	(Underlying Face Amount at Value $26,940)	579
16	Crude Oil Future Dec 2016
	(Underlying Face Amount at Value $781,120)	(15,151)
4	Crude Oil Future Feb 2017
	(Underlying Face Amount at Value $199,720)	(10,994)
55	Crude Oil Future Jan 2017
	(Underlying Face Amount at Value $2,717,000)	(145,216)
57	Crude Oil Future Nov 2016
	(Underlying Face Amount at Value $2,749,680)	(134,778)
6	Dollar Index Future Dec 2016
	(Underlying Face Amount at Value $572,310)	—
8	Euro CHF 3MO ICE Dec 2016
	(Underlying Face Amount at Value $2,016,000)	(336)
66	Euro CHF 3MO ICE Sep 2017
	(Underlying Face Amount at Value $16,638,600)	(9,115)
1	Euro FX Currency Future Dec 2016
	(Underlying Face Amount at Value $141,000)	119
3	Gas Oil Future Oct 2016
	(Underlying Face Amount at Value $134,325)	(9,325)
26	Lean Hogs Dec 2016
	(Underlying Face Amount at Value $457,340)	55,414

CATALYST FUNDS
CATALYST/AUCTOS MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

		Unrealized
Short Contracts		Appreciation/(Depreciation)
	OPEN SHORT FUTURES CONTRACTS - (4.1)% (Continued)
17	Live Cattle Dec 2016
	(Underlying Face Amount at Value $680,850)	$51,006
15	Mexican Peso Future Dec 2016
	(Underlying Face Amount at Value $383,475)	(3,565)
16	Mill Wheat EURO Dec 2016
	(Underlying Face Amount at Value $128,400)	5,339
3	Mini Wheat Future Dec 2016
	(Underlying Face Amount at Value $12,060)	(181)
18	Natural Gas Future Dec 2016
	(Underlying Face Amount at Value $563,760)	2,560
19	Natural Gas Future Jan 2017
	(Underlying Face Amount at Value $620,920)	31,270
10	Nikkei 225 Mini Dec 2016
	(Underlying Face Amount at Value $16,450,000)	(150)
16	NY Harbor ULSD Futures Dec 2016
	(Underlying Face Amount at Value $1,040,458)	(66,990)
4	Soybean Meal Dec 2016
	(Underlying Face Amount at Value $119,840)	16,205
13	Soybean Oil Future Dec 2016
	(Underlying Face Amount at Value $260,832)	(13,448)
1	Swiss Franc Future Dec 2016
	(Underlying Face Amount at Value $129,375)	(350)
5	Wheat Future (KCB) Dec 2016
	(Underlying Face Amount at Value $103,875)	4,675
11	Wheat Future Dec 2016
	(Underlying Face Amount at Value $221,100)	13,950
66	World Sugar #11 Mar 2017
	(Underlying Face Amount at Value $1,700,160)	(21,840)
	NET UNREALIZED LOSS FROM OPEN SHORT FUTURE CONTRACTS	(649,608)

+	All or a portion of this investment is a holding of the CAMFMSF Fund Limited CFC

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Value
	COMMON STOCK - 98.0%
	AEROSPACE/DEFENSE - 4.4%
25,000	TransDigm Group, Inc. *	$7,228,000

	BEVERAGES - 4.7%
70,500	Molson Coors Brewing Co.	7,740,900

	BUILDING MATERIALS - 3.7%
33,600	Martin Marietta Materials, Inc.	6,018,096

	COMPUTERS - 3.8%
120,000	Computer Sciences Corp.	6,265,200

	DIVERSIFIED FINANCIAL SERVICES - 4.2%
100,700	Nasdaq, Inc.	6,801,278

	ELECTRIC - 3.3%
89,000	WEC Energy Group, Inc.	5,329,320

	ENVIRONMENTAL CONTROL - 4.4%
114,000	Waste Management, Inc.	7,268,640

	FOOD - 4.1%
67,000	McCormick & Co., Inc.	6,694,640

	HEALTHCARE-PRODUCTS - 4.9%
11,000	Intuitive Surgical, Inc. *	7,973,130

	INSURANCE - 4.2%
57,100	RenaissanceRe Holdings Ltd.	6,861,136

	INTERNET - 9.9%
10,000	Alphabet, Inc. *	7,772,900
10,000	Amazon.com, Inc. *	8,373,100
		16,146,000
	MACHINERY-DIVERSIFIED - 4.9%
85,000	IDEX Corp.	7,953,450

	PACKAGING & CONTAINERS - 2.2%
70,000	Bemis Co., Inc.	3,570,700

	REIT - 4.3%
72,000	Digital Realty Trust, Inc.	6,992,640

	RETAIL - 3.6%
25,000	Ulta Salon Cosmetics & Fragrance, Inc. *	5,949,500

	SEMICONDUCTORS - 12.6%
60,000	KLA-Tencor Corp.	4,182,600
65,700	Microchip Technology, Inc.	4,082,598
180,000	NVIDIA Corp.	12,333,600
		20,598,798

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares		Value
	COMMON STOCK - 98.0% (Continued)
	SOFTWARE - 14.4%
185,000	Activision Blizzard, Inc.	$8,195,500
91,500	MSCI, Inc. - Cl. A	7,680,510
32,000	NetEase, Inc. - ADR	7,704,960
		23,580,970
	TELECOMMUNICATIONS - 4.4%
176,000	AT&T, Inc.	7,147,360

	TOTAL COMMON STOCK (Cost - $130,773,354)	160,119,758

	SHORT-TERM INVESTMENTS - 2.2%
3,626,494	Federated Treasury Obligations Fund, Institutional Class, 0.18% **	3,626,494
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,626,494)	3,626,494

	TOTAL INVESTMENTS - 100.2% (Cost - $134,399,848) (a)	$163,746,252
	LIABILITIES LESS OTHER ASSETS - (0.2)%	(277,544)
	NET ASSETS - 100.0%	$163,468,708

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2016, is subject to change and resets daily.

ADR - American Depositary Receipt.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $134,399,848 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$29,939,594
Unrealized depreciation:	(593,190)
Net unrealized appreciation:	$29,346,404

CATALYST FUNDS
CATALYST/EQUITYCOMPASS BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Value
	COMMON STOCK - 98.9%
	AEROSPACE/DEFENSE - 3.2%
1,400	Lockheed Martin Corp.	$335,608

	AGRICULTURE - 3.1%
7,000	Reynolds American, Inc.	330,050

	APPAREL - 3.5%
16,000	Wolverine World Wide, Inc.	368,480

	BIOTECHNOLOGY - 3.1%
12,000	Emergent BioSolutions, Inc. *	378,360

	BUILDING MATERIALS - 9.9%
9,000	Armstrong World Industries, Inc. *	371,880
23,500	NCI Building Systems, Inc.*	342,865
7,500	Simpson Manufacturing Co., Inc.	329,625
		1,044,370
	CHEMCIALS - 3.6%
26,500	Ferro Corp. *	365,965

	COMMERCIAL SERVICES - 6.8%
8,200	INC Research Holdings, Inc. *	365,556
4,900	ManpowerGroup, Inc.	354,074
		719,630
	DIVERSIFIED FINANCIAL SERVICES - 3.2%
5,350	American Express Co.	342,614

	ELECTRONICS - 6.8%
14,750	Corning, Inc.	348,838
20,750	Sanmina Corp. *	365,840
		714,678
	FOOD - 3.2%
16,500	Sprouts Farmers Market, Inc. *	340,725

	HEALTHCARE-PRODUCTS - 3.2%
4,700	STERIS PLC	343,570

	HOUSEWARES - 3.4%
4,300	The Scotts Miracle-Gro Co.	358,061

	INTERNET - 6.4%
10,500	eBay, Inc. *	345,450
6,700	WebMD Health Corp. *	332,990
		678,440
	MEDIA - 7.1%
6,850	CBS Corp.	374,969
12,500	Sinclair Broadcast Group, Inc.	361,000
		735,969
	MISCELLANEOUS MANUFACTURING - 3.4%
3,500	Carlisle Cos, Inc.	358,995

	OIL & GAS SERVICES - 3.5%
6,700	Dril-Quip, Inc. *	373,458

	PHARMACEUTICALS - 3.1%
11,900	Akorn, Inc. *	324,394

CATALYST FUNDS
CATALYST/EQUITYCOMPASS BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares		Value
	COMMON STOCK - 98.9% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 3.1%
3,000	SL Green Realty Corp.	$324,300

	RETAIL - 9.8%
460	AutoZone, Inc. *	353,436
2,350	Buffalo Wild Wings, Inc. *	330,739
5,000	Target Corp.	343,400
		1,027,575
	SAVINGS & LOANS - 3.1%
22,000	Beneficial Bancorp, Inc.	323,620

	SOFTWARE - 6.4%
2,650	Fair Isaac Corp.	330,163
6,000	Microsoft Corp.	345,600
		675,763

	TOTAL COMMON STOCK (Cost - $10,437,571)	10,464,625

	SHORT-TERM INVESTMENTS - 1.1%
121,466	Fidelity Institutional Money Market Portfolio, Class I, 0.44% **	121,466
	TOTAL SHORT-TERM INVESTMENTS (Cost - $121,466)	121,466

	TOTAL INVESTMENTS - 100.0% (Cost - $10,559,037) (a)	$10,586,091
	LIABILITIES LESS OTHER ASSETS - (0.0)%	(63)
	NET ASSETS - 100.0%	$10,586,028

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2016, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $10,559,037 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$248,208
Unrealized depreciation:	(221,154)
Net unrealized appreciation:	$27,054

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Value
	COMMON STOCK - 89.7%
	BANKS - 4.1%
5,000	JPMorgan Chase & Co.	$332,950

	BIOTECHNOLOGY - 4.4%
2,150	Amgen, Inc.	358,642

	CHEMICALS - 4.0%
4,800	Eastman Chemical Co.	324,864

	DIVERSIFIED FINANCIAL SERVICES - 8.2%
1,050	Intercontinental Exchange, Inc.	282,828
5,900	T Rowe Price Group, Inc.	392,350
		675,178
	ELECTRONICS - 9.6%
3,300	Honeywell International, Inc.	384,747
8,600	Johnson Controls International PLC	400,158
		784,905
	HEALTHCARE-PRODUCTS - 3.9%
7,500	Abbott Laboratories	317,175

	HEALTHCARE-SERVICES - 4.7%
2,750	UnitedHealth Group, Inc.	385,000

	HOME FURNISHINGS - 4.7%
2,400	Whirlpool Corp.	389,184

	INSURANCE - 3.0%
5,600	MetLife, Inc.	248,808

	MEDIA - 4.3%
4,400	Time Warner, Inc.	350,284

	MISCELLANEOUS MANUFACTURING - 4.2%
14,400	Trinity Industries, Inc.	348,192

	PHARMACEUTICALS - 13.6%
5,700	AbbVie, Inc.	359,499
2,300	McKesson Corp.	383,525
1,915	Shire PLC	371,242
		1,114,266

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares		Value
	COMMON STOCK - 89.7% (Continued)
	REAL ESTATE INTEREST TRUSTS - 6.9%
5,950	DuPont Fabros Technology, Inc.	$245,437
4,500	Ventas, Inc.	317,835
		563,272
	RETAIL - 4.5%
4,170	CVS Health Corp.	371,088

	TELECOMMUNICATIONS - 3.6%
9,200	Cisco Systems, Inc.	291,824

	TRANSPORTATION - 6.0%
5,000	Expeditors International of Washington, Inc.	257,600
1,350	FedEx Corp.	235,818
		493,418
	TOTAL COMMON STOCK (Cost - $6,610,955)	7,349,050

	SHORT-TERM INVESTMENTS - 15.7%
1,287,160	Fidelity Institutional Money Market Portfolio, 0.59% *	1,287,160
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,287,160)	1,287,160

	TOTAL INVESTMENTS - 105.4% (Cost - $7,898,115) (a)	$8,636,210
	LIABILITIES LESS OTHER ASSETS - (5.4)%	(427,413)
	NET ASSETS - 100.0%	$8,208,797

PLC - Public Liability Company

*	Rate shown represents the rate at September 30, 2016, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $7,898,132 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$871,021
Unrealized depreciation:	(132,943)
Net unrealized appreciation:	$738,078

CATALYST FUNDS
CATALYST/LYONS HEDGED PREMIUM RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Value
	COMMON STOCK - 96.7%
	ADVERTISING - 3.3%
1,195	Omnicom Group, Inc.	$101,575

	AEROSPACE/DEFENSE - 3.2%
731	Boeing Co.	96,302

	AIRLINES - 3.2%
1,500	Alaska Air Group, Inc.	98,790

	AUTO PARTS & EQUIPMENT - 3.4%
852	Lear Corp.	103,279

	BIOTECHNOLOGY - 9.9%
353	Biogen, Inc. *	110,500
1,123	Gilead Sciences, Inc.	88,852
873	United Therapeutics Corp. *	103,084
		302,436
	COMMERCIAL SERVICES - 15.6%
1,405	Deluxe Corp.	93,882
992	Gartner, Inc. *	87,742
943	Moody’s Corp.	102,108
2,388	Robert Half International, Inc.	90,410
4,858	Western Union Co.	101,143
		475,285
	COMPUTERS - 3.0%
2,189	Syntel, Inc.	91,741

	ELECTRONICS - 3.5%
253	Mettler-Toledo International, Inc. *	106,217

	FOOD - 2.7%
3,882	Pilgrim’s Pride Corp.	81,988

	HEALTHCARE-SERVICES - 3.6%
1,344	Quintiles IMS Holdings, Inc. *	108,945

	INTERNET - 6.3%
805	F5 Networks, Inc. *	100,335
1,168	VeriSign, Inc. *	91,384
		191,719
	LODGING - 3.1%
1,392	Marriott International, Inc.	93,723

	MACHINERY-DIVERSIFIED - 3.3%
824	Rockwell Automation, Inc.	100,808

	MEDIA - 3.0%
1,456	Scripps Networks Interactive, Inc.	92,441

CATALYST FUNDS
CATALYST/LYONS HEDGED PREMIUM RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares			Value
	COMMON STOCK - 96.7% (Continued)
	RETAIL - 9.7%
988	Genuine Parts Co.		$99,245
3,705	Michaels Cos., Inc. *		89,550
1,656	Ross Stores, Inc.		106,481
			295,276
	SHIPBUILDING - 2.9%
580	Huntington Ingalls Industries, Inc.		88,984

	SOFTWARE - 3.1%
1,118	Jack Henry & Associates, Inc.		95,645

	TELECOMMUNICATIONS - 4.2%
2,394	Ubiquiti Networks, Inc. *		128,079

	TRANSPORTATION - 9.7%
1,367	CH Robinson Worldwide, Inc.		96,319
1,976	Expeditors International of Washington, Inc.		101,803
1,415	Landstar System, Inc.		96,333
			294,455

	TOTAL COMMON STOCK (Cost - $2,749,705)		2,947,688

Contracts (a)		Expiration Date - Exercise Price
	PUT OPTIONS PURCHASED - 0.4% *
10	S&P 500 Index	10/21/2016 - $2,120	10,950
	TOTAL PUT OPTIONS PURCHASED (Cost - $39,662)		10,950
Shares
	SHORT-TERM INVESTMENTS - 2.9%
89,065	Fidelity Prime Money Market Portfolio, Class I, 0.44% **		89,065
	TOTAL SHORT-TERM INVESTMENTS (Cost - $89,065)		89,065

	TOTAL INVESTMENTS - 100.0% (Cost - $2,878,432) (b)		$3,047,703
	LIABILITIES LESS OTHER ASSETS - (0.0)%		(906)
	NET ASSETS - 100.0%		$3,046,797

Contracts (a)		Expiration Date - Exercise Price	Value
	PUT OPTIONS WRITTEN - (0.2)% *
10	S&P 500 Index	10/21/2016 - $2,090	$6,750
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $30,438) (b)		$6,750

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2016, is subject to change and resets daily.

(a)	Each contract is equivalent to 100 shares of the underlying common stock.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including put options written, is $2,877,950 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$277,819
Unrealized depreciation:	(114,816)
Net unrealized appreciation:	$163,003

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Value
	COMMON STOCK - 99.8%
	ADVERTISING - 4.0%
47,922	Omnicom Group, Inc.	$4,073,370

	AEROSPACE/DEFENSE - 3.9%
30,134	Boeing Co.	3,969,853

	AIRLINES - 4.4%
67,100	Alaska Air Group, Inc.	4,419,206

	BIOTECHNOLOGY - 3.6%
45,766	Gilead Sciences, Inc.	3,621,006

	COMMERCIAL SERVICES - 8.6%
41,514	Moody’s Corp.	4,495,136
202,304	Western Union Co.	4,211,969
		8,707,105
	COMPUTERS - 4.0%
25,680	International Business Machines Corp.	4,079,268

	HAND/MACHINE TOOLS - 3.7%
24,573	Snap-on, Inc.	3,734,113

	HOUSEHOLD PRODUCTS/WARES - 3.9%
31,221	Clorox Co.	3,908,245

	LODGING - 3.9%
58,170	Marriott International, Inc.	3,916,586

	MACHINERY-DIVERSIFIED - 8.5%
34,717	Cummins, Inc.	4,448,984
33,658	Rockwell Automation, Inc.	4,117,720
		8,566,704
	MEDIA - 3.9%
61,585	Scripps Networks Interactive, Inc.	3,910,032

	OIL & GAS - 8.0%
50,958	Tesoro Corp.	4,054,218
76,086	Valero Energy Corp.	4,032,558
		8,086,776
	PHARMACEUTICALS - 7.3%
62,111	AbbVie, Inc.	3,917,341
42,828	Mead Johnson Nutrition Co. - Cl. A	3,383,840
		7,301,181
	RETAIL - 12.5%
71,484	Foot Locker, Inc.	4,840,896
38,178	Genuine Parts Co.	3,834,980
30,150	Home Depot, Inc.	3,879,702
		12,555,578
	SEMICONDUCTORS - 4.4%
62,852	Texas Instruments, Inc.	4,410,953

	TELECOMMUNICATIONS - 3.6%
69,715	Verizon Communications, Inc.	3,623,786

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares		Value
	COMMON STOCK - 99.8% (Continued)
	TRANSPORTATION - 11.6%
51,876	CH Robinson Worldwide, Inc.	$3,655,183
79,120	Expeditors International of Washington, Inc.	4,076,262
36,002	United Parcel Service, Inc.	3,937,179
		11,668,624

	TOTAL COMMON STOCK (Cost - $96,224,604)	100,552,386

	SHORT-TERM INVESTMENTS - 0.3%
306,451	Fidelity Prime Money Market Portfolio, Class I, 0.44% **	306,451
	TOTAL SHORT-TERM INVESTMENTS (Cost - $306,451)	306,451

	TOTAL INVESTMENTS - 100.1% (Cost - $96,531,055) (a)	$100,858,837
	LIABILITIES LESS OTHER ASSETS - (0.1)%	(129,414)
	NET ASSETS - 100.0%	$100,729,423

*	Rate shown represents the rate at September 30, 2016, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $97,337,265 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$6,416,840
Unrealized depreciation:	(2,895,268)
Net unrealized appreciation:	$3,521,572

CATALYST FUNDS
CATALYST/MAP GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Value
	COMMON STOCK - 90.9%
	AEROSPACE/DEFENSE - 3.5%
168,000	Kratos Defense & Security Solutions, Inc. *	$1,157,520

	AGRICULTURE - 8.3%
15,000	Bunge Ltd.	888,450
15,000	Imperial Brands PLC - ADR	772,050
29,000	Swedish Match AB	1,065,574
		2,726,074
	AUTO MANUFACTURERS - 2.0%
55,000	Ford Motor Co.	663,850

	BEVERAGES - 6.1%
145,668	C&C Group PLC	608,971
8,000	Diageo PLC - ADR	928,320
250,000	Marston’s PLC	476,084
		2,013,375
	COMPUTERS - 1.9%
39,500	VeriFone Systems, Inc. *	621,730

	DIVERSIFIED FINANCIAL SERVICES - 2.6%
74,028	JSE Ltd.	861,338

	ENVIRONMENTAL CONTROL - 3.3%
30,200	Tetra Tech, Inc.	1,071,194

	FOOD - 11.2%
19,000	Campbell Soup Co.	1,039,300
113,000	GrainCorp Ltd.	678,815
12,550	Nestle SA - ADR	991,701
28,307	Snyder’s-Lance, Inc.	950,549
		3,660,365
	HEALTHCARE-PRODUCTS - 2.1%
560,000	Asaleo Care Ltd.	681,379

	HOUSEHOLD PRODUCTS/WARES - 1.9%
32,000	Reckitt Benckiser Group PLC - ADR	613,440

	INTERNET - 5.5%
24,000	eBay, Inc. *	789,600
40,000	Symantec Corp.	1,004,000
		1,793,600
	INVESTMENT COMPANIES - 1.7%
8,175	Pargesa Holding SA	561,220

	MEDIA - 3.1%
23,500	Discovery Communications, Inc. *	618,285
20,000	Vivendi SA	403,444
		1,021,729
	OIL & GAS - 4.5%
20,000	BP PLC - ADR	703,200
8,700	Exxon Mobil Corp.	759,336
		1,462,536

CATALYST FUNDS
CATALYST/MAP GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares			Value
	COMMON STOCK - 90.9% (Continued)
	PHARMACEUTICALS - 9.2%
8,500	Johnson & Johnson		$1,004,105
14,850	Novartis AG - ADR		1,172,556
21,900	Sanofi - ADR		836,361
			3,013,022
	RETAIL - 6.7%
24,900	Bob Evans Farms, Inc.		953,670
115,400	Wendy’s Co. +		1,246,320
			2,199,990
	SEMICONDUCTORS - 3.5%
65,000	Micron Technology, Inc. * +		1,155,700

	SOFTWARE - 2.8%
16,000	Microsoft Corp.		921,600

	TELECOMMUNICATIONS - 8.8%
32,600	Cisco Systems, Inc. +		1,034,072
58,000	Orange SA - ADR		903,640
33,000	Vodafone Group PLC - ADR		961,950
			2,899,662
	TRANSPORTATION - 2.2%
1,739,731	Bangkok Expressway & Metro PCL - NVDR		346,440
1,808,974	Bangkok Expressway & Metro PCL		360,229
			706,669

	TOTAL COMMON STOCK (Cost - $27,817,969)		29,805,993

	MUTUAL FUND - 1.3%
	CLOSED-END FUND - 1.3%
31,000	Central Fund of Canada Ltd.		428,730
	TOTAL MUTUAL FUND (Cost - $458,466)		428,730

	SHORT-TERM INVESTMENTS - 7.9%
2,581,594	Fidelity Prime Money Market Portfolio, Class I, 0.44% **		2,581,594
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,581,594)		2,581,594

	TOTAL INVESTMENTS - 100.1% (Cost - $30,858,029) (b)		$32,816,317
	LIABILITIES LESS OTHER ASSETS - (0.1)%		(47,660)
	NET ASSETS - 100.0%		$32,768,657

Contracts (a)		Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (0.3)% *
85	Cisco Systems, Inc.	07/21/2017 - $35.00	$6,248
275	Micron Technology, Inc.	01/20/2017 - $15.00	94,875
80	Wendy’s Co.	02/17/2017 - $11.00	5,000
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $45,771) (b)		$106,123

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for and is subject to call options written.

**	Rate shown represents the rate at September 30, 2016, is subject to change and resets daily.

ADR - American Depositary Receipt.

NVDR - Non-Voting Depositary Receipt.

PCL - Public Company Limited.

PLC - Public Liability Company.

(a)	One contract is equivalent to 100 shares of the underlying common stock.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $30,820,414 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$3,807,637
Unrealized depreciation:	(1,917,857)
Net unrealized appreciation:	$1,889,780

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Value
	COMMON STOCK - 56.1%
	AEROSPACE/DEFENSE - 0.5%
17,000	Kratos Defense & Security Solutions, Inc. *	$117,130

	AGRICULTURE - 4.7%
3,000	Bunge Ltd.	177,690
8,600	Imperial Brands PLC - ADR	442,642
14,000	Swedish Match AB	514,415
		1,134,747
	AUTO MANUFACTURERS - 1.5%
30,000	Ford Motor Co.	362,100

	BEVERAGES - 5.7%
112,500	C&C Group PLC	470,311
5,200	Diageo PLC - ADR	603,408
153,649	Marston’s PLC	292,599
		1,366,318
	CLOSED-END FUNDS - 0.4%
7,500	Central Fund of Canada Ltd.	103,725

	DIVERSIFIED FINANCIAL SERVICES - 1.8%
37,010	JSE Ltd.	430,623

	ENVIRONMENTAL CONTROL - 2.1%
14,271	Tetra Tech, Inc.	506,192

	FOOD - 5.0%
4,500	Campbell Soup Co.	246,150
7,250	Nestle SA - ADR	572,895
11,564	Snyder’s-Lance, Inc.	388,319
		1,207,364
	HEALTHCARE-PRODUCTS - 1.7%
330,000	Asaleo Care Ltd.	401,527

	HOUSEHOLD PRODUCT/WARES - 1.3%
17,000	Reckitt Benckiser Group PLC - ADR	325,890

	INTERNET - 1.5%
15,000	Symantec Corp.	376,500

	INVESTMENT COMPANIES - 2.1%
7,357	Pargesa Holding SA	505,063

	MEDIA - 2.5%
13,000	Discovery Communications, Inc. *	342,030
12,800	Vivendi SA	258,204
		600,234
	OIL & GAS - 2.1%
5,500	BP PLC - ADR	193,380
3,500	Exxon Mobil Corp.	305,480
		498,860
	PHARMACEUTICALS - 6.7%
4,400	Johnson & Johnson	519,772
7,225	Novartis AG - ADR	570,486
13,500	Sanofi - ADR	515,565
		1,605,823

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares				Value
	COMMON STOCK - 56.1% (Continued)
	RETAIL - 5.7%
12,700	Bob Evans Farms, Inc.			$486,410
82,200	Wendy’s Co. +			887,760
				1,374,170
	SEMICONDUCTORS - 1.6%
22,000	Micron Technology, Inc. * +			391,160

	SOFTWARE - 1.2%
5,000	Microsoft Corp. +			288,000

	TELECOMMUNICATIONS - 6.9%
16,600	Cisco Systems, Inc.			526,552
37,500	Orange SA - ADR +			584,250
18,890	Vodafone Group PLC - ADR			550,644
				1,661,446
	TRANSPORTATION - 1.1%
1,297,441	Bangkok Expressway & Metro PCL - ADR			258,365

	TOTAL COMMON STOCK (Cost - $12,470,060)			13,515,237

Principal		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 38.9%
	AEROSPACE/DEFENSE - 1.3%
$300,000	Embraer Overseas Ltd.	6.375	1/24/2017	303,000

	AIRLINES - 1.9%
191,000	American Airlines Group, Inc.	6.125	6/1/2018	200,073
250,000	United Continental Holdings, Inc.	6.375	6/1/2018	262,500
				462,573
	BEVERAGES - 1.2%
289,000	Constellation Brands, Inc.	7.250	5/15/2017	298,754

	BUILDING MATERIALS - 0.4%
100,000	USG Corp.	6.300	11/15/2016	100,450

	COMMERCIAL SERVICES - 1.0%
243,000	RR Donnelley & Sons Co.	6.125	1/15/2017	245,526

	COMPUTERS - 2.8%
426,000	EMC Corp.	1.875	6/1/2018	419,257
250,000	Unisys Corp.	6.250	8/15/2017	255,625
				674,882
	DIVERSIFIED FINANCIAL SERVICES - 4.2%
419,000	Aircastle Ltd.	6.750	4/15/2017	427,380
220,000	Ally Financial, Inc.	5.500	2/15/2017	222,750
146,000	CIT Group, Inc.	5.000	5/15/2017	148,737
206,000	International Lease Finance Corp.	8.750	3/15/2017	211,923
				1,010,790
	FOOD - 0.4%
100,000	Dean Holding Co.	6.900	10/15/2017	104,500

	IRON/STEEL - 2.4%
302,000	Commercial Metals Co.	6.500	7/15/2017	312,570
260,000	United States Steel Corp.	7.000	2/1/2018	270,660
				583,230

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 38.9% (Continued)
	MINING - 5.5%
$492,000	Freeport-McMoRan, Inc.	2.150	3/1/2017	$490,155
289,000	Freeport-McMoRan, Inc.	2.300	11/14/2017	287,555
375,000	Rio Tinto Finance USA PLC	2.000	3/22/2017	376,026
175,000	Teck Resources Ltd.	3.150	1/15/2017	175,418
				1,329,154
	OIL & GAS - 6.7%
550,000	Noble Holding International Ltd.	2.500	3/15/2017	544,500
421,000	Rowan Cos., Inc.	5.000	9/1/2017	423,631
400,000	Transocean, Inc.	6.800	12/15/2016	401,876
250,000	WPX Energy, Inc.	5.250	1/15/2017	251,875
				1,621,882
	OIL & GAS SERVICES - 1.0%
239,000	CGG SA	7.750	5/15/2017	233,025

	PACKAGING & CONTAINERS - 0.9%
200,000	Greif, Inc.	6.750	2/1/2017	202,500

	PIPELINES - 0.5%
125,000	Kinder Morgan, Inc.	7.000	6/15/2017	129,357

	REITS - 1.1%
250,000	iStar, Inc.	5.850	3/15/2017	252,985

	RETAIL - 3.4%
225,000	JC Penney Corp., Inc.	5.750	2/15/2018	232,875
562,000	JC Penney Corp., Inc.	7.950	4/1/2017	576,050
				808,925
	TELECOMMUNICATIONS - 4.2%
803,000	Sprint Communications, Inc.	6.000	12/1/2016	807,015
205,000	Sprint Communications, Inc.	8.375	8/15/2017	213,200
				1,020,215

	TOTAL CORPORATE BONDS (Cost - $9,373,406)			9,381,748

Shares
	SHORT-TERM INVESTMENTS - 4.8%
1,150,691	Fidelity Prime Money Market Portfolio, Class I, 0.44% **			1,150,691
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,150,691)			1,150,691

	TOTAL INVESTMENTS - 99.8% (Cost - $22,994,157) (b)			$24,047,676
	OTHER ASSETS LESS LIABILITIES - 0.2%			47,072
	NET ASSETS - 100.0%			$24,094,748

Contracts (a)		Expiration Date - Exercise Price		Value
	CALL OPTIONS WRITTEN - (0.4)% *
220	Micron Technology, Inc.	01/20/2017 - $15.00		$75,900
50	Microsoft Corp.	01/20/2017 - $52.50		29,250
100	Orange SA	11/18/2016 - $17.50		900
100	Wendy’s Co.	11/18/2016 - $12.00		1,250
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $50,940) (b)			$107,300

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2016, is subject to change and resets daily.

+	All or a portion of this security is segregated as collateral for and is subject to call options written.

ADR - American Depositary Receipt

PCL - Public Company Limited

PLC - Public Liability Company

(a)	Each contract is equivalent to 100 shares of the underlying common stock.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $22,943,217 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,704,846
Unrealized depreciation:	(707,687)
Net unrealized appreciation:	$997,159

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 54.7%
	EQUITY FUNDS - 54.7%
64,428	iShares China Large-Cap ETF	$2,448,908
11,122	iShares MSCI All Peru Capped ETF	369,250
122,176	iShares MSCI Australia ETF	2,553,478
17,583	iShares MSCI Austria Capped ETF	286,955
88,866	iShares MSCI Belgium Capped ETF	1,676,013
73,858	iShares MSCI Brazil Capped ETF	2,491,230
96,096	iShares MSCI Canada ETF	2,468,706
40,231	iShares MSCI Chile Capped ETF	1,484,122
75,942	iShares MSCI France ETF	1,834,759
69,589	iShares MSCI Germany ETF	1,828,103
115,107	iShares MSCI Hong Kong ETF	2,533,505
12,261	iShares MSCI Israel Capped ETF	588,847
160,967	iShares MSCI Italy Capped ETF	1,773,856
198,018	iShares MSCI Japan ETF	2,483,146
252,087	iShares MSCI Malaysia ETF	2,044,426
48,294	iShares MSCI Mexico Capped ETF	2,341,293
70,859	iShares MSCI Netherlands ETF	1,775,727
233,443	iShares MSCI Singapore ETF	2,535,191
45,149	iShares MSCI South Africa ETF	2,531,504
42,485	iShares MSCI South Korea Capped ETF	2,469,653
66,052	iShares MSCI Spain Capped ETF	1,771,515
63,725	iShares MSCI Sweden ETF	1,852,486
58,565	iShares MSCI Switzerland Capped ETF	1,789,161
159,489	iShares MSCI Taiwan ETF	2,503,977
19,383	iShares MSCI Thailand Capped ETF	1,424,844
38,471	iShares MSCI Turkey ETF	1,456,512
115,324	iShares MSCI United Kingdom ETF	1,826,732
269,427	iShares Russell 1000 ETF	32,455,176
463,781	iShares Russell 2000 ETF	57,606,238
179,797	iShares Russell Mid-Cap ETF	31,342,213
398,527	Schwab U.S. REIT ETF	16,997,177
136,926	VanEck Vectors Russia ETF	2,568,732
239,431	Vanguard FTSE Emerging Markets ETF	9,009,789
535,170	Vanguard Large-Cap ETF	53,067,457
656,232	Vanguard Mid-Cap ETF	84,942,670
122,473	Vanguard REIT ETF	10,623,308
452,862	Vanguard Small-Cap ETF	55,330,679
112,465	WisdomTree India Earnings Fund	2,431,493
	TOTAL EXCHANGE TRADED FUNDS (Cost - $395,795,847)	407,518,831

	SHORT-TERM INVESTMENTS - 37.9%
	MONEY MARKET FUND - 11.3%
84,478,387	Fidelity Prime Money Market Portfolio , Institutional Class, 0.31% ** + (Cost - $84,478,387)	84,478,387

Principal
	UNITED STATES GOVERNMENT SECURITIES - 26.6%
$49,560,000	United States Treasury Note, 0.625%, 02/15/2017 + ^	49,610,799
48,920,000	United States Treasury Note, 0.875%, 05/15/2017 + ^	49,023,881
48,110,000	United States Treasury Note, 0.875%, 08/15/2017 + ^	48,209,612
51,220,000	United States Treasury Note, 0.875%, 11/15/2017 + ^	51,327,050
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $198,124,972)	198,171,342

	TOTAL SHORT-TERM INVESTMENTS (Cost - $282,603,359)	282,649,729

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Value

TOTAL INVESTMENTS - 92.6% (Cost - $678,399,206) (a)	$690,168,560
OTHER ASSETS LESS LIABILITIES - 7.4%	55,280,188
NET ASSETS - 100.0%	$745,448,748

**	Rate shown represents the rate at September 30, 2016, is subject to change and resets daily.

+	All or a portion of this investment is a holding of the CMHSF Fund Limited CFC.

^	All or a portion of this security is segregated as collateral for futures contracts.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, excluding futures and forward exchange contracts, is $679,205,426 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$12,323,915
Unrealized depreciation:	(1,360,781)
Net unrealized appreciation:	$10,963,134

		Underlying Face		Unrealized
Long Contracts		Amount at Value ($)	Maturity	Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS - 1.4%
156	10-YR AUD Government Bond Future	164,151,917	December 2016	$169,741
1,095	3-MO Sterling (Short Sterling) Future	136,491,750	June 2017	4,232
882	3-MO Sterling (Short Sterling) Future	109,952,325	September 2017	(24,798)
131	3-MO Sterling (Short Sterling) Future	16,332,425	December 2017	(1,667)
112	3-MO Sterling (Short Sterling) Future	13,963,600	March 2018	3,025
187	3-MO Sterling (Short Sterling) Future	23,311,888	June 2018	(207,414)
606	3-YR AUD Government Bond Future	167,219,640	December 2016	108,302
459	90-Day Euro$ Future	113,619,713	June 2017	26,288
692	90-Day Euro$ Future	171,235,400	September 2017	17,300
164	90-Day Euro$ Future	40,563,350	December 2017	4,650
369	90-Day Euro$ Future	91,249,088	March 2018	42,763
318	90-Day Euro$ Future	78,613,575	June 2018	7,075
262	AEX Index (Amsterdam) Future	23,690,040	October 2016	392,970
2	Bank Accept Future	495,675	June 2017	210
37	Bank Accept Future	9,169,988	September 2017	(1,725)
26	Bank Accept Future	6,443,450	December 2017	(1,540)
13	Brent Crude Future +	666,250	February 2017	34,130
320	CAC 40 10 Euro Future	14,219,200	October 2016	89,593
784	Canadian 10 Year Bond Future	115,185,280	December 2016	516,278
35	Cocoa Future +	966,350	December 2016	(33,100)
29	Cotton Future +	987,160	December 2016	(44,500)
112	Crude Oil Future +	5,402,880	November 2016	281,620
39	Crude Oil Future +	1,903,980	December 2016	42,780
21	Crude Oil Future +	1,037,400	January 2017	31,940
9	Crude Oil Future +	449,370	February 2017	18,390
108	Dax Index Future	28,383,750	December 2016	352,170
500	DJIA Mini Future	45,547,500	December 2016	399,235
2,679	Euro BOBL Future	353,869,110	December 2016	821,673
594	Euro BTP Italian Government Bond Future	84,995,460	December 2016	(293,370)
134	Euro Buxl Future	25,752,120	December 2016	591,041
2,719	Euro Schatz Future	304,895,065	December 2016	235,243
572	Euro STOXX 50 Future	17,125,680	December 2016	209,374
660	Euro-Bund Future	109,362,000	December 2016	740,197
466	FTSE 100 Index Future	31,955,950	December 2016	848,452
37	Gasoline RBOB Future +	2,273,657	November 2016	119,225
36	Gasoline RBOB Future +	2,169,115	December 2016	141,036

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Long / (Short)		Underlying Face		Unrealized
Contracts		Amount at Value ($)	Maturity	Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS - 1.4% (Continued)
12	Gasoline RBOB Future +	721,174	January 2017	$44,465
109	Gold Future +	14,356,390	February 2017	(209,440)
170	Hang Seng Index Future	198,160,500	October 2016	(239,322)
176	H-Shares Index Futures	84,480,000	October 2016	(111,239)
177	IBEX-35 Index Future	15,509,802	October 2016	138,919
142	Japan 10 Year Future	21,632,280,000	December 2016	994,173
396	KOSPI2 INX Future	51,123,600,000	December 2016	533,195
11	LME Lead Future +	583,963	December 2016	37,663
18	LME Nickel Future +	1,141,776	December 2016	16,134
111	LME Zinc Future +	6,602,419	December 2016	168,744
271	Long Gilt Future	35,297,750	December 2016	255,218
160	Low Sulphur Gas Oil Future +	7,148,000	October 2016	350,250
77	Low Sulphur Gas Oil Future +	3,447,675	November 2016	197,275
14	MSCI Singapore Index Future	441,210	October 2016	(832)
215	MSCI Taiwan Index Future	7,346,550	October 2016	(120,880)
76	Nasdaq 100 E-Mini Future	7,402,780	December 2016	78,900
51	Natural Gas Future +	1,597,320	December 2016	(34,370)
91	Natural Gas Future +	2,973,880	January 2017	(80,270)
111	Natural Gas Future +	3,635,250	February 2017	(76,510)
242	Nikkei 225 (SGX) Future	1,980,770,000	December 2016	(364,942)
41	NY Harbor ULSD Future +	2,648,953	November 2016	129,910
16	NY Harbor ULSD Future +	1,040,458	December 2016	42,937
7	NY Harbor ULSD Future +	459,081	January 2017	16,405
588	OAT Euro Future	94,150,560	December 2016	470,359
132	Russell Mini Future	16,477,560	December 2016	72,210
420	S&P E-Mini Future	45,370,500	December 2016	309,025
277	S&P/TSX 60 IX Future	47,378,080	December 2016	578,096
448	SPI 200 Future	60,659,200	December 2016	1,155,974
1,164	US 10 Year Future	152,629,500	December 2016	146,500
1,974	US 2 Year Future	215,628,656	December 2016	357,437
1,929	US 5YR NOTE (CBT) Future	234,403,641	December 2016	504,101
322	US Long Bond Future	54,146,313	December 2016	(557,086)
19	US Ultra Bond Future	3,493,625	December 2016	62,781
50	VSTOXX Mini Future	107,000	October 2016	(5,614)
249	World Sugar #11 Future +	6,414,240	March 2017	250,331
	Net Unrealized Gain From Open Long Futures Contracts			$10,751,316

	OPEN SHORT FUTURES CONTRACTS - (0.0)%
(7)	90-Day Bank Bill Future	6,888,000	September 2017	$194
(82)	Brent Crude Future +	4,115,580	December 2016	(238,670)
(85)	CBOE VIX Futures	1,340,875	October 2016	111,370
(2)	Coffee Future +	113,663	December 2016	(563)
(155)	Copper Future +	8,565,688	December 2016	(298,625)
(1,572)	Corn Future +	26,468,550	December 2016	116,738
(365)	FTSE/JSE Africa Top 40 Index Future	167,633,550	December 2016	(43,309)
(81)	Lean Hogs Future +	1,424,790	December 2016	146,780
(133)	Live Cattle Future +	5,326,650	December 2016	413,210
(105)	LME Aluminum Future +	1,279,719	December 2016	(565,600)
(17)	LME Copper Future +	711,663	December 2016	(4,538)
(89)	Natural Gas Future +	2,586,340	November 2016	47,710

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

		Underlying Face		Unrealized
(Short) Contracts		Amount at Value ($)	Maturity	Gain / (Loss)
	OPEN SHORT FUTURES CONTRACTS - (0.0)% (Continued)
(89)	Platinum Future +	4,603,525	January 2017	$46,190
(3)	SGX CNX Nufty Index	51,906	October 2016	(158)
(47)	Silver Future +	4,515,290	December 2016	32,285
(385)	Soybean Future +	18,364,500	November 2016	(92,763)
(204)	Soybean Meal Future +	6,111,840	December 2016	162,550
(116)	Soybean Oil Future +	2,327,424	December 2016	(56,250)
(33)	TOPIX Index Future	436,590,000	December 2016	(36,602)
(184)	Wheat Future (KCB) +	3,822,600	December 2016	71,188
(149)	Wheat Future +	2,994,900	December 2016	32,850
	Net Unrealized Loss From Open Short Futures Contracts			$(156,013)

+	All or a portion of this investment is a holding of the CMHSF Fund Limited CFC

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

	Foreign Currency Units to						Unrealized Appreciation/
Settlement Date	Receive/Deliver		Counterparty	In Exchange For		US Dollar Value	(Depreciation)
To Buy:
10/3/2016	7,720,000	CHF	Morgan Stanley	$7,965,158	USD	$7,996,437	$(31,279)
10/3/2016	12,210,000	EUR	Morgan Stanley	13,723,649	USD	13,711,830	11,819
10/3/2016	1,050,000	EUR	Morgan Stanley	1,180,166	USD	1,177,334	2,832
10/3/2016	7,560,000	GBP	Morgan Stanley	9,821,100	USD	9,820,138	962
10/3/2016	260,000,000	JPY	Morgan Stanley	2,567,850	USD	2,562,233	5,617
10/3/2016	17,990,000	MXN	Morgan Stanley	929,219	USD	927,281	1,938
10/3/2016	560,000	NZD	Morgan Stanley	407,180	USD	407,730	(550)
10/3/2016	240,000	NZD	Morgan Stanley	174,506	USD	174,689	(183)
10/3/2016	2,040,000	NZD	Morgan Stanley	1,483,300	USD	1,485,834	(2,534)
10/19/2016	7,840,000	AUD	Morgan Stanley	5,996,880	USD	5,863,580	133,300
10/19/2016	11,490,000	AUD	Morgan Stanley	8,788,795	USD	8,680,478	108,317
10/19/2016	9,180,000	AUD	Morgan Stanley	7,021,857	USD	6,928,244	93,613
10/19/2016	3,950,000	AUD	Morgan Stanley	3,021,387	USD	3,009,996	11,391
10/19/2016	1,650,000	AUD	Morgan Stanley	1,262,098	USD	1,259,764	2,334
10/19/2016	3,220,000	AUD	Morgan Stanley	2,463,004	USD	2,464,973	(1,969)
10/19/2016	6,080,000	AUD	Morgan Stanley	4,650,642	USD	4,650,890	(248)
10/19/2016	13,390,000	BRL	Morgan Stanley	4,098,049	USD	4,087,302	10,747
10/19/2016	1,090,000	BRL	Morgan Stanley	333,598	USD	332,054	1,544
10/19/2016	1,890,000	BRL	Morgan Stanley	578,440	USD	571,325	7,115
10/19/2016	1,640,000	BRL	Morgan Stanley	501,927	USD	495,483	6,444
10/19/2016	1,090,000	BRL	Morgan Stanley	333,598	USD	330,624	2,974
10/19/2016	1,090,000	BRL	Morgan Stanley	333,598	USD	331,640	1,958
10/19/2016	1,090,000	BRL	Morgan Stanley	333,598	USD	330,243	3,355
10/19/2016	1,090,000	BRL	Morgan Stanley	333,598	USD	331,983	1,615
10/19/2016	1,290,000	BRL	Morgan Stanley	394,808	USD	392,694	2,114
10/19/2016	1,100,000	BRL	Morgan Stanley	336,658	USD	333,799	2,859
10/19/2016	1,090,000	BRL	Morgan Stanley	333,598	USD	331,438	2,160
10/19/2016	1,090,000	BRL	Morgan Stanley	333,598	USD	330,744	2,854
10/19/2016	1,100,000	BRL	Morgan Stanley	336,658	USD	334,876	1,782
10/19/2016	1,090,000	BRL	Morgan Stanley	333,598	USD	330,744	2,854
10/19/2016	1,280,000	BRL	Morgan Stanley	391,748	USD	390,077	1,671
10/19/2016	1,800,000	BRL	Morgan Stanley	550,895	USD	547,678	3,217
10/19/2016	2,280,000	BRL	Morgan Stanley	697,801	USD	693,621	4,180
10/19/2016	1,100,000	BRL	Morgan Stanley	336,658	USD	334,998	1,660
10/19/2016	2,200,000	BRL	Morgan Stanley	673,317	USD	669,548	3,769
10/19/2016	3,130,000	BRL	Morgan Stanley	957,946	USD	955,229	2,717
10/19/2016	1,090,000	BRL	Morgan Stanley	333,598	USD	331,801	1,797
10/19/2016	1,390,000	BRL	Morgan Stanley	425,414	USD	423,406	2,008
10/19/2016	1,090,000	BRL	Morgan Stanley	333,598	USD	332,875	723
10/19/2016	1,090,000	BRL	Morgan Stanley	333,598	USD	332,429	1,169
10/19/2016	1,250,000	BRL	Morgan Stanley	382,566	USD	380,842	1,724
10/19/2016	1,350,000	BRL	Morgan Stanley	413,171	USD	411,899	1,272
10/19/2016	1,090,000	BRL	Morgan Stanley	333,598	USD	331,973	1,625
10/19/2016	1,890,000	BRL	Morgan Stanley	578,440	USD	579,133	(693)
10/19/2016	1,350,000	BRL	Morgan Stanley	413,171	USD	414,989	(1,818)
10/19/2016	1,090,000	BRL	Morgan Stanley	333,598	USD	334,079	(481)
10/19/2016	1,090,000	BRL	Morgan Stanley	333,598	USD	333,875	(277)
10/19/2016	1,090,000	BRL	Morgan Stanley	333,598	USD	335,612	(2,014)
10/19/2016	1,090,000	BRL	Morgan Stanley	333,598	USD	334,182	(584)
10/19/2016	1,930,000	BRL	Morgan Stanley	590,682	USD	595,973	(5,291)
10/19/2016	1,100,000	BRL	Morgan Stanley	336,658	USD	340,262	(3,604)
10/19/2016	1,090,000	BRL	Morgan Stanley	333,598	USD	337,367	(3,769)
10/19/2016	7,090,000	BRL	Morgan Stanley	2,169,915	USD	2,181,069	(11,154)

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

	Foreign Currency Units to						Unrealized Appreciation/
Settlement Date	Receive/Deliver		Counterparty	In Exchange For		US Dollar Value	(Depreciation)
To Buy:
10/19/2016	100,000	CAD	Morgan Stanley	$76,101	USD	$75,804	$297
10/19/2016	1,570,000	CAD	Morgan Stanley	1,194,788	USD	1,202,440	(7,652)
10/19/2016	4,450,000	CAD	Morgan Stanley	3,386,500	USD	3,377,640	8,860
10/19/2016	15,240,000	CAD	Morgan Stanley	11,597,812	USD	11,536,438	61,374
10/19/2016	3,710,000	CAD	Morgan Stanley	2,823,352	USD	2,806,113	17,239
10/19/2016	2,720,000	CAD	Morgan Stanley	2,069,951	USD	2,076,323	(6,372)
10/19/2016	2,430,000	CHF	Morgan Stanley	2,509,634	USD	2,502,465	7,169
10/19/2016	7,100,000	CHF	Morgan Stanley	7,332,675	USD	7,303,646	29,029
10/19/2016	6,110,000	CHF	Morgan Stanley	6,310,232	USD	6,284,808	25,424
10/19/2016	2,450,000	CHF	Morgan Stanley	2,530,289	USD	2,526,873	3,416
10/19/2016	2,010,000	CHF	Morgan Stanley	2,075,870	USD	2,062,957	12,913
10/19/2016	6,590,000	CHF	Morgan Stanley	6,805,962	USD	6,820,308	(14,346)
10/19/2016	610,000	CHF	Morgan Stanley	629,990	USD	629,674	316
10/19/2016	905,400,000	CLP	Morgan Stanley	1,371,782	USD	1,359,051	12,731
10/19/2016	221,600,000	CLP	Morgan Stanley	335,749	USD	332,483	3,266
10/19/2016	226,600,000	CLP	Morgan Stanley	343,324	USD	340,011	3,313
10/19/2016	226,700,000	CLP	Morgan Stanley	343,476	USD	340,263	3,213
10/19/2016	287,300,000	CLP	Morgan Stanley	435,292	USD	436,772	(1,480)
10/19/2016	238,400,000	CLP	Morgan Stanley	361,203	USD	362,013	(810)
10/19/2016	293,000,000	CLP	Morgan Stanley	443,928	USD	444,883	(955)
10/19/2016	253,200,000	CLP	Morgan Stanley	383,626	USD	381,670	1,956
10/19/2016	603,200,000	CLP	Morgan Stanley	913,916	USD	909,530	4,386
10/19/2016	234,400,000	CLP	Morgan Stanley	355,142	USD	353,913	1,229
10/19/2016	233,700,000	CLP	Morgan Stanley	354,082	USD	353,315	767
10/19/2016	233,700,000	CLP	Morgan Stanley	354,082	USD	353,261	821
10/19/2016	605,400,000	CLP	Morgan Stanley	917,249	USD	912,297	4,952
10/19/2016	5,006,000,000	COP	Morgan Stanley	1,731,635	USD	1,692,760	38,875
10/19/2016	2,751,000,000	COP	Morgan Stanley	951,604	USD	940,191	11,413
10/19/2016	267,000,000	COP	Morgan Stanley	92,359	USD	92,873	(514)
10/19/2016	2,533,000,000	COP	Morgan Stanley	876,195	USD	878,599	(2,404)
10/19/2016	2,205,000,000	COP	Morgan Stanley	762,736	USD	763,769	(1,033)
10/19/2016	2,980,000	CZK	Morgan Stanley	124,023	USD	124,061	(38)
10/19/2016	61,100,000	CZK	Morgan Stanley	2,542,880	USD	2,534,118	8,762
10/19/2016	58,360,000	CZK	Morgan Stanley	2,428,846	USD	2,415,764	13,082
10/19/2016	7,650,000	CZK	Morgan Stanley	318,380	USD	319,368	(988)
10/19/2016	9,640,000	CZK	Morgan Stanley	401,201	USD	400,700	501
10/19/2016	56,330,000	CZK	Morgan Stanley	2,344,360	USD	2,343,237	1,123
10/19/2016	7,050,000	EUR	Morgan Stanley	7,930,263	USD	7,942,256	(11,993)
10/19/2016	5,540,000	EUR	Morgan Stanley	6,231,725	USD	6,234,966	(3,241)
10/19/2016	2,460,000	EUR	Morgan Stanley	2,767,156	USD	2,770,481	(3,325)
10/19/2016	9,790,000	EUR	Morgan Stanley	11,012,380	USD	11,042,211	(29,831)
10/19/2016	2,110,000	EUR	Morgan Stanley	2,373,455	USD	2,379,665	(6,210)
10/19/2016	10,390,000	EUR	Morgan Stanley	11,687,296	USD	11,653,577	33,719
10/19/2016	7,100,000	GBP	Morgan Stanley	9,226,797	USD	9,463,753	(236,956)
10/19/2016	3,440,000	GBP	Morgan Stanley	4,470,448	USD	4,540,417	(69,969)
10/19/2016	1,900,000	GBP	Morgan Stanley	2,469,143	USD	2,508,666	(39,523)
10/19/2016	1,280,000	GBP	Morgan Stanley	1,663,422	USD	1,692,802	(29,380)
10/19/2016	1,990,000	GBP	Morgan Stanley	2,586,102	USD	2,600,310	(14,208)
10/19/2016	1,220,000	GBP	Morgan Stanley	1,585,450	USD	1,597,771	(12,321)
10/19/2016	3,440,000	GBP	Morgan Stanley	4,470,448	USD	4,466,059	4,389
10/19/2016	900,000	GBP	Morgan Stanley	1,169,594	USD	1,170,741	(1,147)
10/19/2016	28,160,000	ILS	Morgan Stanley	7,508,166	USD	7,452,397	55,769
10/19/2016	860,000	ILS	Morgan Stanley	229,298	USD	227,796	1,502

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

	Foreign Currency Units to						Unrealized Appreciation/
Settlement Date	Receive/Deliver		Counterparty	In Exchange For		US Dollar Value	(Depreciation)
To Buy:
10/19/2016	3,050,000	ILS	Morgan Stanley	$813,207	USD	$811,535	$1,672
10/19/2016	1,410,000	ILS	Morgan Stanley	375,942	USD	375,279	663
10/19/2016	1,057,550,000	INR	Morgan Stanley	15,829,424	USD	15,751,415	78,009
10/19/2016	48,750,000	INR	Morgan Stanley	729,691	USD	726,084	3,607
10/19/2016	21,990,000	INR	Morgan Stanley	329,147	USD	327,256	1,891
10/19/2016	24,140,000	INR	Morgan Stanley	361,328	USD	359,360	1,968
10/19/2016	36,860,000	INR	Morgan Stanley	551,721	USD	548,512	3,209
10/19/2016	24,510,000	INR	Morgan Stanley	366,866	USD	364,526	2,340
10/19/2016	47,250,000	INR	Morgan Stanley	707,239	USD	702,372	4,867
10/19/2016	22,160,000	INR	Morgan Stanley	331,691	USD	329,086	2,605
10/19/2016	28,480,000	INR	Morgan Stanley	426,289	USD	423,494	2,795
10/19/2016	22,170,000	INR	Morgan Stanley	331,841	USD	329,469	2,372
10/19/2016	22,180,000	INR	Morgan Stanley	331,991	USD	329,188	2,803
10/19/2016	22,180,000	INR	Morgan Stanley	331,991	USD	329,471	2,520
10/19/2016	22,180,000	INR	Morgan Stanley	331,991	USD	329,359	2,632
10/19/2016	22,170,000	INR	Morgan Stanley	331,841	USD	329,455	2,386
10/19/2016	46,270,000	INR	Morgan Stanley	692,570	USD	688,234	4,336
10/19/2016	39,850,000	INR	Morgan Stanley	596,475	USD	594,687	1,788
10/19/2016	47,750,000	INR	Morgan Stanley	714,723	USD	712,591	2,132
10/19/2016	26,350,000	INR	Morgan Stanley	394,407	USD	393,020	1,387
10/19/2016	22,340,000	INR	Morgan Stanley	334,385	USD	334,181	204
10/19/2016	25,990,000	INR	Morgan Stanley	389,019	USD	388,473	546
10/19/2016	29,030,000	INR	Morgan Stanley	434,521	USD	434,301	220
10/19/2016	50,920,000	INR	Morgan Stanley	762,171	USD	761,136	1,035
10/19/2016	22,370,000	INR	Morgan Stanley	334,835	USD	334,440	395
10/19/2016	211,570,000	INR	Morgan Stanley	3,166,783	USD	3,175,296	(8,513)
10/19/2016	44,320,000	INR	Morgan Stanley	663,382	USD	665,086	(1,704)
10/19/2016	47,000,000	JPY	Morgan Stanley	464,505	USD	460,238	4,267
10/19/2016	10,000,000	JPY	Morgan Stanley	98,831	USD	97,837	994
10/19/2016	448,000,000	JPY	Morgan Stanley	4,427,623	USD	4,457,291	(29,668)
10/19/2016	641,000,000	JPY	Morgan Stanley	6,335,059	USD	6,368,293	(33,234)
10/19/2016	109,000,000	JPY	Morgan Stanley	1,077,257	USD	1,080,485	(3,228)
10/19/2016	144,000,000	JPY	Morgan Stanley	1,423,165	USD	1,436,951	(13,786)
10/19/2016	1,146,000,000	JPY	Morgan Stanley	11,326,019	USD	11,432,106	(106,087)
10/19/2016	338,000,000	JPY	Morgan Stanley	3,340,484	USD	3,363,535	(23,051)
10/19/2016	595,000,000	KRW	Morgan Stanley	540,169	USD	535,867	4,302
10/19/2016	914,000,000	KRW	Morgan Stanley	829,772	USD	819,414	10,358
10/19/2016	438,000,000	KRW	Morgan Stanley	397,637	USD	392,522	5,115
10/19/2016	669,000,000	KRW	Morgan Stanley	607,350	USD	599,589	7,761
10/19/2016	862,000,000	KRW	Morgan Stanley	782,564	USD	766,552	16,012
10/19/2016	727,000,000	KRW	Morgan Stanley	660,005	USD	648,447	11,558
10/19/2016	911,000,000	KRW	Morgan Stanley	827,049	USD	813,939	13,110
10/19/2016	1,381,000,000	KRW	Morgan Stanley	1,253,737	USD	1,234,249	19,488
10/19/2016	375,000,000	KRW	Morgan Stanley	340,443	USD	335,241	5,202
10/19/2016	657,000,000	KRW	Morgan Stanley	596,455	USD	584,416	12,039
10/19/2016	824,000,000	KRW	Morgan Stanley	748,066	USD	732,803	15,263
10/19/2016	817,000,000	KRW	Morgan Stanley	741,711	USD	730,770	10,941
10/19/2016	586,000,000	KRW	Morgan Stanley	531,998	USD	526,600	5,398
10/19/2016	441,000,000	KRW	Morgan Stanley	400,361	USD	393,556	6,805
10/19/2016	515,000,000	KRW	Morgan Stanley	467,541	USD	459,639	7,902
10/19/2016	709,000,000	KRW	Morgan Stanley	643,664	USD	632,455	11,209
10/19/2016	508,000,000	KRW	Morgan Stanley	461,186	USD	461,524	(338)
10/19/2016	462,000,000	KRW	Morgan Stanley	419,425	USD	418,402	1,023

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

	Foreign Currency Units to						Unrealized Appreciation/
Settlement Date	Receive/Deliver		Counterparty	In Exchange For		US Dollar Value	(Depreciation)
To Buy:
10/19/2016	417,000,000	KRW	Morgan Stanley	$378,572	USD	$375,808	$2,764
10/19/2016	405,000,000	KRW	Morgan Stanley	367,678	USD	365,076	2,602
10/19/2016	1,070,000,000	KRW	Morgan Stanley	971,396	USD	964,391	7,005
10/19/2016	881,000,000	KRW	Morgan Stanley	799,813	USD	794,264	5,549
10/19/2016	955,000,000	KRW	Morgan Stanley	866,994	USD	861,208	5,786
10/19/2016	834,000,000	KRW	Morgan Stanley	757,144	USD	749,393	7,751
10/19/2016	1,223,000,000	KRW	Morgan Stanley	1,110,297	USD	1,099,919	10,378
10/19/2016	504,000,000	KRW	Morgan Stanley	457,555	USD	454,586	2,969
10/19/2016	953,000,000	KRW	Morgan Stanley	865,178	USD	857,631	7,547
10/19/2016	1,317,000,000	KRW	Morgan Stanley	1,195,635	USD	1,183,607	12,028
10/19/2016	603,000,000	KRW	Morgan Stanley	547,432	USD	542,930	4,502
10/19/2016	76,740,000	MXN	Morgan Stanley	3,956,298	USD	3,870,666	85,632
10/19/2016	104,230,000	MXN	Morgan Stanley	5,373,533	USD	5,225,507	148,026
10/19/2016	201,760,000	MXN	Morgan Stanley	10,401,650	USD	10,363,855	37,795
10/19/2016	369,430,000	MXN	Morgan Stanley	19,045,806	USD	19,016,513	29,293
10/19/2016	17,990,000	MXN	Morgan Stanley	927,467	USD	925,014	2,453
10/19/2016	4,340,000	NOK	Morgan Stanley	543,058	USD	527,295	15,763
10/19/2016	10,310,000	NOK	Morgan Stanley	1,290,075	USD	1,252,719	37,356
10/19/2016	2,030,000	NOK	Morgan Stanley	254,011	USD	244,399	9,612
10/19/2016	16,220,000	NOK	Morgan Stanley	2,029,585	USD	1,957,865	71,720
10/19/2016	1,460,000	NOK	Morgan Stanley	182,688	USD	175,956	6,732
10/19/2016	4,970,000	NOK	Morgan Stanley	621,889	USD	599,023	22,866
10/19/2016	11,900,000	NOK	Morgan Stanley	1,489,030	USD	1,469,138	19,892
10/19/2016	24,550,000	NOK	Morgan Stanley	3,071,906	USD	3,010,193	61,713
10/19/2016	1,890,000	NZD	Morgan Stanley	1,373,303	USD	1,381,618	(8,315)
10/19/2016	21,810,000	NZD	Morgan Stanley	15,847,486	USD	15,953,797	(106,311)
10/19/2016	1,610,000	NZD	Morgan Stanley	1,169,851	USD	1,173,250	(3,399)
10/19/2016	3,680,000	NZD	Morgan Stanley	2,673,945	USD	2,685,392	(11,447)
10/19/2016	4,400,000	NZD	Morgan Stanley	3,197,109	USD	3,215,230	(18,121)
10/19/2016	460,000	NZD	Morgan Stanley	334,243	USD	336,324	(2,081)
10/19/2016	1,260,000	NZD	Morgan Stanley	915,536	USD	921,797	(6,261)
10/19/2016	410,000	NZD	Morgan Stanley	297,912	USD	299,758	(1,846)
10/19/2016	2,310,000	NZD	Morgan Stanley	1,678,482	USD	1,669,790	8,692
10/19/2016	11,300,000	NZD	Morgan Stanley	8,210,756	USD	8,217,518	(6,762)
10/19/2016	2,610,000	NZD	Morgan Stanley	1,896,467	USD	1,902,254	(5,787)
10/19/2016	2,840,000	NZD	Morgan Stanley	2,063,588	USD	2,067,375	(3,787)
10/19/2016	770,000	PLN	Morgan Stanley	201,092	USD	198,405	2,687
10/19/2016	1,670,000	PLN	Morgan Stanley	436,134	USD	433,477	2,657
10/19/2016	2,840,000	PLN	Morgan Stanley	741,689	USD	737,644	4,045
10/19/2016	710,000	PLN	Morgan Stanley	185,422	USD	183,639	1,783
10/19/2016	640,000	PLN	Morgan Stanley	167,141	USD	166,482	659
10/19/2016	1,330,000	PLN	Morgan Stanley	347,340	USD	345,138	2,202
10/19/2016	11,650,000	PLN	Morgan Stanley	3,042,492	USD	3,047,182	(4,690)
10/19/2016	40,460,000	RUB	Morgan Stanley	639,059	USD	618,342	20,717
10/19/2016	76,650,000	RUB	Morgan Stanley	1,210,675	USD	1,170,399	40,276
10/19/2016	1,610,000	RUB	Morgan Stanley	25,430	USD	24,524	906
10/19/2016	93,410,000	RUB	Morgan Stanley	1,475,396	USD	1,439,833	35,563
10/19/2016	80,870,000	RUB	Morgan Stanley	1,277,329	USD	1,244,826	32,503
10/19/2016	28,980,000	RUB	Morgan Stanley	457,735	USD	446,069	11,666
10/19/2016	147,190,000	RUB	Morgan Stanley	2,324,843	USD	2,252,103	72,740
10/19/2016	23,120,000	RUB	Morgan Stanley	365,177	USD	353,877	11,300
10/19/2016	77,490,000	RUB	Morgan Stanley	1,223,942	USD	1,185,442	38,500
10/19/2016	44,120,000	RUB	Morgan Stanley	696,868	USD	677,035	19,833

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

	Foreign Currency Units to						Unrealized Appreciation/
Settlement Date	Receive/Deliver		Counterparty	In Exchange For		US Dollar Value	(Depreciation)
To Buy:
10/19/2016	33,540,000	RUB	Morgan Stanley	$529,759	USD	$514,356	$15,403
10/19/2016	26,710,000	RUB	Morgan Stanley	421,880	USD	409,952	11,928
10/19/2016	25,510,000	RUB	Morgan Stanley	402,926	USD	391,312	11,614
10/19/2016	22,030,000	RUB	Morgan Stanley	347,960	USD	337,785	10,175
10/19/2016	33,820,000	RUB	Morgan Stanley	534,182	USD	518,764	15,418
10/19/2016	38,630,000	RUB	Morgan Stanley	610,155	USD	597,462	12,693
10/19/2016	60,640,000	RUB	Morgan Stanley	957,799	USD	937,518	20,281
10/19/2016	55,980,000	RUB	Morgan Stanley	884,195	USD	866,849	17,346
10/19/2016	38,580,000	RUB	Morgan Stanley	609,365	USD	602,247	7,118
10/19/2016	26,020,000	RUB	Morgan Stanley	410,982	USD	405,880	5,102
10/19/2016	2,390,000	SEK	Morgan Stanley	279,240	USD	281,890	(2,650)
10/19/2016	19,000,000	SEK	Morgan Stanley	2,219,903	USD	2,236,018	(16,115)
10/19/2016	19,110,000	SEK	Morgan Stanley	2,232,756	USD	2,260,088	(27,332)
10/19/2016	5,540,000	SEK	Morgan Stanley	647,277	USD	654,654	(7,377)
10/19/2016	1,040,000	SEK	Morgan Stanley	121,511	USD	121,884	(373)
10/19/2016	2,230,000	SEK	Morgan Stanley	260,547	USD	261,948	(1,401)
10/19/2016	3,900,000	SGD	Morgan Stanley	2,860,823	USD	2,859,405	1,418
10/19/2016	2,880,000	SGD	Morgan Stanley	2,112,608	USD	2,115,661	(3,053)
10/19/2016	9,380,000	SGD	Morgan Stanley	6,880,646	USD	6,887,174	(6,528)
10/19/2016	2,140,000	SGD	Morgan Stanley	1,569,785	USD	1,574,203	(4,418)
10/19/2016	930,000	SGD	Morgan Stanley	682,196	USD	684,400	(2,204)
10/19/2016	830,000	SGD	Morgan Stanley	608,842	USD	610,755	(1,913)
10/19/2016	1,330,000	PLN	Morgan Stanley	347,340	USD	344,526	2,814
10/19/2016	1,510,000	PLN	Morgan Stanley	394,349	USD	396,660	(2,311)
10/19/2016	1,020,000	TRY	Morgan Stanley	338,579	USD	340,519	(1,940)
10/19/2016	1,790,000	TRY	Morgan Stanley	594,172	USD	598,054	(3,882)
10/19/2016	1,120,000	TRY	Morgan Stanley	371,772	USD	378,615	(6,843)
10/19/2016	64,860,000	ZAR	Morgan Stanley	4,699,061	USD	4,475,418	223,643
10/19/2016	7,850,000	ZAR	Morgan Stanley	568,727	USD	562,754	5,973
10/19/2016	7,660,000	ZAR	Morgan Stanley	554,962	USD	556,163	(1,201)
10/19/2016	3,530,000	ZAR	Morgan Stanley	255,746	USD	256,911	(1,165)
10/19/2016	51,520,000	ZAR	Morgan Stanley	3,732,587	USD	3,794,578	(61,991)
10/19/2016	1,810,000	ZAR	Morgan Stanley	131,133	USD	131,304	(171)
						Total Buys:	$1,291,926
To Sell:
10/3/2016	270,000	CHF	Morgan Stanley	$278,368	USD	$278,574	$(206)
10/3/2016	880,000	CHF	Morgan Stanley	905,825	USD	907,945	(2,120)
10/3/2016	320,000	CHF	Morgan Stanley	329,645	USD	330,162	(517)
10/3/2016	370,000	CHF	Morgan Stanley	381,066	USD	381,750	(684)
10/3/2016	400,000	CHF	Morgan Stanley	413,326	USD	412,702	624
10/3/2016	250,000	CHF	Morgan Stanley	257,300	USD	257,939	(639)
10/3/2016	210,000	CHF	Morgan Stanley	217,003	USD	216,669	334
10/3/2016	480,000	CHF	Morgan Stanley	494,575	USD	495,243	(668)
10/3/2016	440,000	CHF	Morgan Stanley	453,505	USD	453,973	(468)
10/3/2016	180,000	CHF	Morgan Stanley	185,364	USD	185,716	(352)
10/3/2016	520,000	CHF	Morgan Stanley	535,503	USD	536,513	(1,010)
10/3/2016	300,000	CHF	Morgan Stanley	309,033	USD	309,527	(494)
10/3/2016	310,000	CHF	Morgan Stanley	320,040	USD	319,844	196
10/3/2016	230,000	CHF	Morgan Stanley	237,233	USD	237,304	(71)
10/3/2016	190,000	CHF	Morgan Stanley	195,656	USD	196,034	(378)
10/3/2016	290,000	CHF	Morgan Stanley	298,590	USD	299,209	(619)
10/3/2016	320,000	CHF	Morgan Stanley	329,832	USD	330,162	(330)
10/3/2016	530,000	CHF	Morgan Stanley	545,885	USD	546,831	(946)

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

	Foreign Currency Units to						Unrealized Appreciation/
Settlement Date	Receive/Deliver		Counterparty	In Exchange For		US Dollar Value	(Depreciation)
To Sell:
10/3/2016	290,000	CHF	Morgan Stanley	$298,600	USD	$299,209	$(609)
10/3/2016	240,000	CHF	Morgan Stanley	247,135	USD	247,621	(486)
10/3/2016	180,000	CHF	Morgan Stanley	185,433	USD	185,716	(283)
10/3/2016	260,000	CHF	Morgan Stanley	268,088	USD	268,257	(169)
10/3/2016	260,000	CHF	Morgan Stanley	268,005	USD	268,257	(252)
10/3/2016	1,030,000	EUR	Morgan Stanley	1,155,598	USD	1,157,687	(2,089)
10/3/2016	170,000	EUR	Morgan Stanley	190,800	USD	191,075	(275)
10/3/2016	1,050,000	EUR	Morgan Stanley	1,179,496	USD	1,180,166	(670)
10/3/2016	190,000	EUR	Morgan Stanley	213,368	USD	213,554	(186)
10/3/2016	1,360,000	EUR	Morgan Stanley	1,526,532	USD	1,528,596	(2,064)
10/3/2016	1,840,000	EUR	Morgan Stanley	2,066,835	USD	2,068,101	(1,266)
10/3/2016	2,010,000	EUR	Morgan Stanley	2,252,165	USD	2,259,176	(7,011)
10/3/2016	920,000	EUR	Morgan Stanley	1,032,028	USD	1,034,051	(2,023)
10/3/2016	860,000	EUR	Morgan Stanley	965,066	USD	966,612	(1,546)
10/3/2016	240,000	EUR	Morgan Stanley	269,350	USD	269,752	(402)
10/3/2016	740,000	EUR	Morgan Stanley	831,205	USD	831,736	(531)
10/3/2016	1,080,000	EUR	Morgan Stanley	1,210,810	USD	1,213,885	(3,075)
10/3/2016	1,190,000	EUR	Morgan Stanley	1,334,204	USD	1,337,522	(3,318)
10/3/2016	580,000	EUR	Morgan Stanley	650,441	USD	651,901	(1,460)
10/3/2016	300,000	GBP	Morgan Stanley	389,973	USD	389,726	247
10/3/2016	320,000	GBP	Morgan Stanley	415,805	USD	415,708	97
10/3/2016	170,000	GBP	Morgan Stanley	221,151	USD	220,845	306
10/3/2016	830,000	GBP	Morgan Stanley	1,080,934	USD	1,078,242	2,692
10/3/2016	550,000	GBP	Morgan Stanley	715,759	USD	714,498	1,261
10/3/2016	1,170,000	GBP	Morgan Stanley	1,523,691	USD	1,519,932	3,759
10/3/2016	360,000	GBP	Morgan Stanley	468,907	USD	467,671	1,236
10/3/2016	180,000	GBP	Morgan Stanley	233,978	USD	233,836	142
10/3/2016	170,000	GBP	Morgan Stanley	221,056	USD	220,845	211
10/3/2016	180,000	GBP	Morgan Stanley	233,741	USD	233,836	(95)
10/3/2016	400,000	GBP	Morgan Stanley	520,168	USD	519,635	533
10/3/2016	180,000	GBP	Morgan Stanley	234,110	USD	233,836	274
10/3/2016	170,000	GBP	Morgan Stanley	220,859	USD	220,845	14
10/3/2016	210,000	GBP	Morgan Stanley	273,220	USD	272,808	412
10/3/2016	170,000	GBP	Morgan Stanley	221,299	USD	220,845	454
10/3/2016	220,000	GBP	Morgan Stanley	285,923	USD	285,799	124
10/3/2016	230,000	GBP	Morgan Stanley	298,768	USD	298,790	(22)
10/3/2016	230,000	GBP	Morgan Stanley	299,239	USD	298,790	449
10/3/2016	390,000	GBP	Morgan Stanley	506,824	USD	506,644	180
10/3/2016	370,000	GBP	Morgan Stanley	481,684	USD	480,662	1,022
10/3/2016	760,000	GBP	Morgan Stanley	989,877	USD	987,306	2,571
10/3/2016	37,000,000	JPY	Morgan Stanley	364,177	USD	365,425	(1,248)
10/3/2016	45,000,000	JPY	Morgan Stanley	443,001	USD	444,436	(1,435)
10/3/2016	178,000,000	JPY	Morgan Stanley	1,751,779	USD	1,757,989	(6,210)
10/3/2016	17,990,000	MXN	Morgan Stanley	926,307	USD	929,219	(2,912)
10/3/2016	2,840,000	NZD	Morgan Stanley	2,068,741	USD	2,064,987	3,754
10/19/2016	128,770,000	CZK	Morgan Stanley	5,363,946	USD	5,359,192	4,754
10/19/2016	212,520,000	CZK	Morgan Stanley	8,865,217	USD	8,844,727	20,490
10/19/2016	21,980,000	GBP	Morgan Stanley	29,207,501	USD	28,564,083	643,418
10/19/2016	406,420,000	MXN	Morgan Stanley	21,389,963	USD	20,952,809	437,154
10/19/2016	11,690,000	TRY	Morgan Stanley	3,896,407	USD	3,880,375	16,032
10/19/2016	1,300,000	BRL	Morgan Stanley	387,990	USD	397,869	(9,879)
10/19/2016	7,010,000	BRL	Morgan Stanley	2,091,913	USD	2,145,431	(53,518)
10/19/2016	12,780,000	CAD	Morgan Stanley	9,699,790	USD	9,725,724	(25,934)

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

	Foreign Currency Units to						Unrealized Appreciation/
Settlement Date	Receive/Deliver		Counterparty	In Exchange For		US Dollar Value	(Depreciation)
To Sell:
10/19/2016	36,400,000	CAD	Morgan Stanley	$27,654,741	USD	$27,700,810	$(46,069)
10/19/2016	77,920,000	CZK	Morgan Stanley	3,246,587	USD	3,242,900	3,687
10/19/2016	69,000,000	JPY	Morgan Stanley	676,733	USD	681,933	(5,200)
10/19/2016	325,000,000	JPY	Morgan Stanley	3,186,308	USD	3,212,004	(25,696)
10/19/2016	1,750,000	NZD	Morgan Stanley	1,268,974	USD	1,271,577	(2,603)
10/19/2016	1,710,000	TRY	Morgan Stanley	568,654	USD	567,617	1,037
10/19/2016	5,270,000	CAD	Morgan Stanley	3,996,770	USD	4,010,529	(13,759)
10/19/2016	46,300,000	CLP	Morgan Stanley	68,531	USD	70,150	(1,619)
10/19/2016	7,050,000	CZK	Morgan Stanley	294,330	USD	293,409	921
10/19/2016	35,110,000	INR	Morgan Stanley	521,779	USD	525,527	(3,748)
10/19/2016	2,120,000	NOK	Morgan Stanley	256,737	USD	265,273	(8,536)
10/19/2016	4,120,000	AUD	Morgan Stanley	3,090,652	USD	3,151,422	(60,770)
10/19/2016	3,980,000	BRL	Morgan Stanley	1,192,295	USD	1,218,091	(25,796)
10/19/2016	2,260,000	CAD	Morgan Stanley	1,717,680	USD	1,719,885	(2,205)
10/19/2016	390,000	CHF	Morgan Stanley	402,232	USD	402,781	(549)
10/19/2016	43,270,000	MXN	Morgan Stanley	2,240,735	USD	2,230,766	9,969
10/19/2016	1,130,000	CHF	Morgan Stanley	1,155,436	USD	1,167,031	(11,595)
10/19/2016	244,700,000	CLP	Morgan Stanley	360,532	USD	370,748	(10,216)
10/19/2016	5,930,000	EUR	Morgan Stanley	6,625,460	USD	6,670,420	(44,960)
10/19/2016	630,000	GBP	Morgan Stanley	824,984	USD	818,716	6,268
10/19/2016	9,140,000	SEK	Morgan Stanley	1,067,490	USD	1,067,890	(400)
10/19/2016	4,760,000	CHF	Morgan Stanley	4,865,790	USD	4,915,991	(50,201)
10/19/2016	150,000,000	JPY	Morgan Stanley	1,475,451	USD	1,482,463	(7,012)
10/19/2016	8,170,000	CHF	Morgan Stanley	8,362,531	USD	8,437,740	(75,209)
10/19/2016	2,890,000	GBP	Morgan Stanley	3,749,597	USD	3,755,696	(6,099)
10/19/2016	213,000,000	JPY	Morgan Stanley	2,097,064	USD	2,105,098	(8,034)
10/19/2016	59,760,000	MXN	Morgan Stanley	3,005,574	USD	3,080,901	(75,327)
10/19/2016	32,240,000	RUB	Morgan Stanley	493,265	USD	509,226	(15,961)
10/19/2016	10,740,000	SEK	Morgan Stanley	1,253,156	USD	1,254,830	(1,674)
10/19/2016	280,000	AUD	Morgan Stanley	212,223	USD	214,174	(1,951)
10/19/2016	1,990,000	CAD	Morgan Stanley	1,509,123	USD	1,514,412	(5,289)
10/19/2016	1,090,000	EUR	Morgan Stanley	1,218,455	USD	1,226,097	(7,642)
10/19/2016	3,120,000	GBP	Morgan Stanley	4,051,368	USD	4,054,592	(3,224)
10/19/2016	45,860,000	MXN	Morgan Stanley	2,306,022	USD	2,364,293	(58,271)
10/19/2016	41,180,000	SEK	Morgan Stanley	4,804,036	USD	4,811,349	(7,313)
10/19/2016	4,600,000	AUD	Morgan Stanley	3,514,145	USD	3,518,578	(4,433)
10/19/2016	9,520,000	EUR	Morgan Stanley	10,701,322	USD	10,708,668	(7,346)
10/19/2016	128,320,000	MXN	Morgan Stanley	6,522,152	USD	6,615,483	(93,331)
10/19/2016	420,000	NOK	Morgan Stanley	51,845	USD	52,554	(709)
10/19/2016	5,450,000	SEK	Morgan Stanley	639,817	USD	636,762	3,055
10/19/2016	2,210,000	EUR	Morgan Stanley	2,482,893	USD	2,485,941	(3,048)
10/19/2016	1,620,000	GBP	Morgan Stanley	2,101,741	USD	2,105,269	(3,528)
10/19/2016	28,920,000	NOK	Morgan Stanley	3,568,048	USD	3,618,718	(50,670)
10/19/2016	8,490,000	CHF	Morgan Stanley	8,793,863	USD	8,768,227	25,636
10/19/2016	11,330,000	TRY	Morgan Stanley	3,788,021	USD	3,760,877	27,144
10/19/2016	1,830,000	CHF	Morgan Stanley	1,885,174	USD	1,889,971	(4,797)
10/19/2016	8,170,000	SEK	Morgan Stanley	949,444	USD	954,559	(5,115)
10/19/2016	1,510,000	TRY	Morgan Stanley	504,436	USD	501,229	3,207
10/19/2016	6,890,000	CHF	Morgan Stanley	7,091,247	USD	7,115,793	(24,546)
10/19/2016	6,890,000	EUR	Morgan Stanley	7,722,711	USD	7,750,286	(27,575)
10/19/2016	970,000	GBP	Morgan Stanley	1,261,534	USD	1,260,562	972
10/19/2016	7,900,000	SEK	Morgan Stanley	920,747	USD	923,013	(2,266)
10/19/2016	480,000	TRY	Morgan Stanley	160,066	USD	159,331	735

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

	Foreign Currency Units to						Unrealized Appreciation/
Settlement Date	Receive/Deliver		Counterparty	In Exchange For		US Dollar Value	(Depreciation)
To Sell:
10/19/2016	1,630,000	CAD	Morgan Stanley	$1,237,535	USD	$1,240,448	$(2,913)
10/19/2016	7,720,000	CHF	Morgan Stanley	8,002,849	USD	7,972,993	29,856
10/19/2016	1,050,000	EUR	Morgan Stanley	1,178,096	USD	1,181,103	(3,007)
10/19/2016	12,210,000	EUR	Morgan Stanley	13,720,696	USD	13,734,542	(13,846)
10/19/2016	7,560,000	GBP	Morgan Stanley	9,822,770	USD	9,824,589	(1,819)
10/19/2016	260,000,000	JPY	Morgan Stanley	2,563,941	USD	2,569,603	(5,662)
						Total Sells:	$275,218
Cross Currency:
10/19/2016	470,000	EUR	Morgan Stanley	528,684	NOK	$544,809	$16,125
10/19/2016	37,620,450	NOK	Morgan Stanley	4,707,393	EUR	4,555,683	(151,709)
10/19/2016	35,654,729	SEK	Morgan Stanley	4,165,793	EUR	4,206,977	41,184
10/19/2016	1,341,941	SEK	Morgan Stanley	156,788	EUR	157,480	692
10/19/2016	11,116,727	NOK	Morgan Stanley	1,391,020	EUR	1,372,329	(18,691)
10/19/2016	22,157,372	NOK	Morgan Stanley	2,772,520	EUR	2,733,410	(39,110)
10/19/2016	4,194,083	NOK	Morgan Stanley	524,800	EUR	517,436	(7,364)
10/19/2016	12,578,962	NOK	Morgan Stanley	1,573,987	EUR	1,552,307	(21,680)
10/19/2016	3,833,219	NOK	Morgan Stanley	479,645	EUR	472,441	(7,204)
10/19/2016	4,743,341	NOK	Morgan Stanley	593,527	EUR	584,927	(8,600)
10/19/2016	3,921,495	NOK	Morgan Stanley	490,691	EUR	483,690	(7,001)
10/19/2016	1,630,428	SEK	Morgan Stanley	190,494	EUR	191,226	732
10/19/2016	16,177,497	NOK	Morgan Stanley	2,024,267	EUR	1,991,002	(33,265)
10/19/2016	1,213,953	TRY	Morgan Stanley	402,959	EUR	404,950	1,990
10/19/2016	2,292,532	TRY	Morgan Stanley	760,983	EUR	764,905	3,922
10/19/2016	1,787,497	TRY	Morgan Stanley	593,341	EUR	596,176	2,835
10/19/2016	1,242,950	TRY	Morgan Stanley	412,584	EUR	416,198	3,614
10/19/2016	3,889,530	TRY	Morgan Stanley	1,291,090	EUR	1,293,589	2,500
10/19/2016	540,000	EUR	Morgan Stanley	607,424	NOK	626,264	18,839
10/19/2016	530,000	EUR	Morgan Stanley	596,176	NOK	614,891	18,715
10/19/2016	680,000	EUR	Morgan Stanley	764,905	NOK	788,671	23,766
10/19/2016	560,000	EUR	Morgan Stanley	629,922	NOK	648,675	18,753
10/19/2016	1,870,000	EUR	Morgan Stanley	2,103,488	NOK	2,167,434	63,946
10/19/2016	410,000	EUR	Morgan Stanley	461,193	NOK	474,447	13,255
10/19/2016	960,000	EUR	Morgan Stanley	1,079,866	NOK	1,112,328	32,462
10/19/2016	750,000	EUR	Morgan Stanley	843,645	NOK	867,648	24,003
10/19/2016	1,180,000	EUR	Morgan Stanley	1,327,335	NOK	1,366,644	39,310
10/19/2016	820,000	EUR	Morgan Stanley	922,385	NOK	950,508	28,123
10/19/2016	790,000	EUR	Morgan Stanley	888,639	NOK	914,195	25,555
10/19/2016	440,000	EUR	Morgan Stanley	494,938	NOK	501,907	6,968
10/19/2016	1,300,000	EUR	Morgan Stanley	1,462,318	NOK	1,481,341	19,023
10/19/2016	730,000	EUR	Morgan Stanley	821,148	NOK	834,911	13,764
10/19/2016	410,000	EUR	Morgan Stanley	461,193	NOK	473,958	12,766
10/19/2016	1,190,000	EUR	Morgan Stanley	1,338,583	NOK	1,355,996	17,412
10/19/2016	520,000	EUR	Morgan Stanley	584,927	NOK	592,740	7,813
10/19/2016	660,000	EUR	Morgan Stanley	742,408	NOK	756,589	14,182
10/19/2016	340,000	EUR	Morgan Stanley	382,452	NOK	388,478	6,025
10/19/2016	890,000	EUR	Morgan Stanley	1,001,125	NOK	1,020,996	19,871
10/19/2016	620,000	EUR	Morgan Stanley	697,413	NOK	706,526	9,113
10/19/2016	2,170,000	EUR	Morgan Stanley	2,440,946	NOK	2,479,075	38,129
10/19/2016	780,000	EUR	Morgan Stanley	877,391	NOK	889,966	12,576
10/19/2016	1,260,000	EUR	Morgan Stanley	1,417,324	NOK	1,435,622	18,299
10/19/2016	360,000	EUR	Morgan Stanley	404,950	NOK	409,738	4,788
10/19/2016	2,050,000	EUR	Morgan Stanley	2,305,963	NOK	2,328,539	22,576
10/19/2016	950,000	EUR	Morgan Stanley	1,068,617	NOK	1,079,065	10,447

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

	Foreign Currency Units to						Unrealized Appreciation/
Settlement Date	Receive/Deliver		Counterparty	In Exchange For		US Dollar Value	(Depreciation)
Cross Currency:
10/19/2016	1,050,000	EUR	Morgan Stanley	1,181,103	NOK	$1,186,670	$5,567
10/19/2016	520,000	EUR	Morgan Stanley	584,927	NOK	586,024	1,097
10/19/2016	540,000	EUR	Morgan Stanley	607,424	PLN	612,729	5,304
10/19/2016	6,500,000	EUR	Morgan Stanley	7,311,590	PLN	7,374,825	63,235
10/19/2016	760,000	EUR	Morgan Stanley	854,894	PLN	859,513	4,619
10/19/2016	710,000	EUR	Morgan Stanley	798,651	PLN	801,926	3,275
10/19/2016	360,000	EUR	Morgan Stanley	404,950	PLN	406,995	2,045
10/19/2016	390,000	EUR	Morgan Stanley	438,695	PLN	440,898	2,202
10/19/2016	590,000	EUR	Morgan Stanley	663,667	PLN	665,863	2,196
10/19/2016	680,000	EUR	Morgan Stanley	764,905	PLN	764,660	(245)
10/19/2016	340,000	EUR	Morgan Stanley	382,452	PLN	382,185	(268)
10/19/2016	360,000	EUR	Morgan Stanley	404,950	PLN	404,356	(594)
10/19/2016	440,000	EUR	Morgan Stanley	494,938	PLN	494,157	(781)
10/19/2016	830,000	EUR	Morgan Stanley	933,634	PLN	928,162	(5,472)
10/19/2016	80,000	EUR	Morgan Stanley	89,989	PLN	89,724	(265)
10/19/2016	780,000	EUR	Morgan Stanley	877,391	PLN	872,750	(4,641)
10/19/2016	520,000	EUR	Morgan Stanley	584,927	PLN	581,720	(3,208)
10/19/2016	1,970,000	EUR	Morgan Stanley	2,215,974	TRY	2,207,769	(8,205)
10/19/2016	530,000	EUR	Morgan Stanley	596,176	TRY	591,184	(4,992)
10/19/2016	80,000	EUR	Morgan Stanley	89,989	TRY	88,629	(1,360)
10/19/2016	110,000	EUR	Morgan Stanley	123,735	TRY	121,656	(2,078)
				Total Cross Currency:			$376,880

				Total Forward Contracts:			$1,944,024

CATALYST FUNDS
CATALYST MLP & INFRASTRUCTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Value
	COMMON STOCK - 100.0%
	GAS - 4.4%
74,093	Western Gas Equity Partners LP	$3,148,212

	MINING - 1.3%
19,415	US Silica Holdings, Inc.	903,962

	OIL & GAS - 5.4%
21,608	EQT GP Holdings LP	541,713
16,115	Marathon Petroleum Corp.	654,108
23,453	Phillips 66	1,889,139
5,244	Tesoro Corp.	417,213
6,135	Valero Energy Corp.	325,155
		3,827,328
	OIL & GAS SERVICES - 10.2%
58,838	Archrock, Inc.	769,601
120,853	Targa Resources Corp.	5,935,091
99,162	TETRA Technologies, Inc. *	605,880
		7,310,572
	PIPELINES - 78.7%
1,607	Buckeye Partners LP	115,061
2,287	Cheniere Energy, Inc. *	99,713
144,150	Crestwood Equity Partners LP	3,063,188
67,334	Enbridge, Inc.	2,978,183
184,276	Energy Transfer Equity LP	3,093,994
413,500	EnLink Midstream LLC	6,926,125
5,430	Enterprise Products Partners LP	150,031
134,844	Kinder Morgan, Inc.	3,118,942
868	Magellan Midstream Partners LP	61,402
223,061	NuStar GP Holdings LLC	5,705,900
59,616	ONEOK, Inc.	3,063,666
67,800	Pembina Pipeline Corp.	2,065,188
535,029	Plains GP Holdings LP	6,923,275
90,998	SemGroup Corp.	3,217,689
69,715	Spectra Energy Corp.	2,980,316
125,766	Tallgrass Energy GP LP	3,024,672
62,576	TransCanada Corp.	2,976,115
214,603	Williams Cos., Inc.	6,594,750
		56,158,210

	TOTAL COMMON STOCK (Cost - $55,846,348)	71,348,284

	SHORT-TERM INVESTMENTS - 4.2%
2,968,766	Federated U.S. Treasury Cash Reserves, Service Shares, 0.00% **	2,968,766
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,968,766)	2,968,766

	TOTAL INVESTMENTS - 104.2% (Cost - $58,815,114) (a)	$74,317,050
	LIABILITIES LESS OTHER ASSETS - (4.2)%	(2,975,504)
	NET ASSETS - 100.0%	$71,341,546

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2016, is subject to change and resets daily.

LLC - Limited Liability Company

LP - Limited Partnership

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $64,904,849 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$9,475,352
Unrealized depreciation:	(63,151)
Net unrealized appreciation:	$9,412,201

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Principal		Coupon Rate (%)		Maturity	Value
	CORPORATE BONDS - 14.3%
	AIRLINES - 2.1%
$250,000	Air Canada 2015-1 Class C Pass Through Trust #	5.000		3/15/2020	$252,500
500,000	VistaJet Malta Finance PLC #	7.750		6/1/2020	221,400
					473,900
	COMMERCIAL SERVICES - 1.5%
375,000	Cenveo Corp. #	6.000		8/1/2019	332,812

	DIVERSIFIED FINANCIAL SERVICES - 0.6%
250,000	Transworld Systems, Inc. #	9.500		8/15/2021	135,000

	ELECTRIC - 2.0%
500,000	Illinois Power Generating Co.	7.000		4/15/2018	197,500
250,000	NRG Energy, Inc.	6.250		7/15/2022	253,750
					451,250
	HEALTHCARE-PRODUCTS - 1.1%
250,000	Kinetic Concept / KCI USA, Inc. #	9.625		10/1/2021	250,000

	IRON/STEEL - 0.3%
490,000	Essar Steel Algoma, Inc. #	9.500		11/15/2019	66,150

	MEDIA - 2.2%
500,000	Ziggo Bond Finance BV #	6.000		1/15/2027	497,500

	OIL & GAS - 0.0%
25	Energy & Exploration Partners	5.000	*	5/13/2022	10,688

	OIL & GAS SERVICES - 1.1%
250,000	McDermott International, Inc. #	8.000		5/1/2021	236,563

	RETAIL - 0.5%
100,000	GameStop Corp. #	6.750		3/15/2021	103,250

	SEMICONDUCTORS - 2.1%
500,000	Micron Technology, Inc. #	5.250		1/15/2024	480,000

	TRANSPORTATION - 0.8%
250,000	Navios South American Logistics, Inc. #	7.250		5/1/2022	190,000

	TOTAL CORPORATE BONDS (Cost - $4,399,086)				3,227,113

	COLLATERALIZED LOAN OBLIGATIONS - 5.1%
500,000	Arrowpoint CLO 2014-3 Ltd. #	8.030	*	10/15/2026	480,000
250,000	Longfellow Place CLO Ltd. #	6.430	*	1/15/2024	227,500
500,000	Wellfleet CLO 2015-1 Ltd. #	7.046	*	10/20/2027	449,163
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost - $1,185,051)				1,156,663

	BANK LOANS - 71.7%
	AIRLINES - 2.2%
500,000	Air Canada	3.500	*	9/23/2023	501,750

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Principal		Coupon Rate (%)		Maturity	Value
	BANK LOANS - 71.7% (Continued)
	ADVERTISING - 3.1%
$249,361	Affinion Group, Inc.	6.750	*	4/30/2018	$242,753
488,750	Checkout Holding Corp. (Catalina Marketing)	4.500	*	4/9/2021	445,679
					688,432
	AEROSPACE/DEFENSE - 2.2%
500,000	CAMP International Holdings Co.	4.750	*	8/18/2023	500,375

	AUTO PARTS & EQUIPMENT - 2.1%
494,949	Federal-Mogul Holdings Corp.	4.750	*	4/15/2021	479,658

	CHEMICALS - 2.2%
101,796	Avantor Performance Materials Holdings, Inc.	6.000	*	6/21/2022	102,242
398,204	Avantor Performance Materials Holdings, Inc.	6.000	*	6/21/2022	399,946
					502,188
	COMMERCIAL SERVICES - 4.7%
720,938	Novitex Acquisition LLC	8.000	*	7/7/2020	677,682
490,000	Onsite Rental Group	5.500	*	7/30/2021	384,650
					1,062,332
	COMPUTERS - 2.6%
249,076	Harland Clarke Holdings (Valassis)	7.000	*	5/22/2018	340,354
346,328	Harland Clarke Holdings (Valassis)	7.000	*	12/31/2019	246,741
					587,095
	DISTRIBUTION/WHOLESALE - 2.2%
500,000	American Builders & Contractor Supply Co., Inc.	3.500	*	10/31/2023	501,885

	ELECTRIC - 1.8%
488,760	Lonestar Generation LLC	5.250	*	2/22/2021	399,561

	ENTERTAINMENT - 2.2%
487,528	NEP/NCP HoldCo, Inc.	4.250	*	1/22/2020	486,716

	FOOD - 3.3%
744,272	Albertson’s LLC	4.500	*	8/25/2021	750,911

	HEALTH-CARE SERVICES - 3.8%
248,116	Community Health Systems, Inc.	4.000	*	1/14/2021	244,100
613,683	Drumm Investors LLC	9.500	*	5/4/2018	605,245
					849,345
	HOLDING COMPANIES-DIVERSIFIED - 2.1%
475,849	Travelport LLC	5.000	*	8/13/2021	478,525

	INSURANCE - 1.1%
250,000	New Asurion	0.000	*	8/10/2021	248,906

	IRON/STEEL - 1.6%
329,586	Essar Steel Algoma, Inc. ^	0.000		8/7/2019	355,953

	LODGING - 2.2%
488,750	Caesars Entertainment Resort Properties, LLC (Harrah’s)	7.000	*	10/9/2020	488,598

	MACHINERY-DIVERSIFIED - 2.1%
479,976	Gardner Denver, Inc.	4.250	*	7/30/2020	465,911

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Principal		Coupon Rate (%)		Maturity	Value
	BANK LOANS - 71.7% (Continued)
	METAL FABRICATE/HARDWARE - 2.2%
$491,250	Tecomet, Inc.	5.750	*	12/5/2021	$488,794

	OIL & GAS - 1.5%
162,495	Connacher Oil and Gas ^	9.000		8/31/2018	142,183
339,091	Connacher Oil and Gas ^	9.000		5/23/2018	161,068
51,613	Energy & Exploration Partners	5.000	*	5/13/2022	28,387
					331,638
	PRIVATE EQUITY - 4.3%
500,000	GTCR Valor Cos., Inc.	3.500	*	6/16/2023	477,087
500,000	Inventiv Health	4.750		9/29/2023	502,083
					979,170
	RETAIL - 7.6%
500,000	Michaels Stores	3.750		1/28/2023	502,658
487,399	Neiman Marcus	4.250	*	10/25/2020	449,930
1,250	Petsmart	4.250	*	3/10/2022	1,254
766,170	Smart & Final Stores LLC	4.500		11/15/2022	767,848
					1,721,690
	SOFTWARE - 8.7%
498,671	BMC Software	5000	*	9/10/2020	482,075
500,000	Dell Software	7.000		9/27/2022	496,750
462,907	First Data Corp.	4.525		3/24/2021	466,860
500,000	Solarwinds Holdings, Inc.	5.500	*	2/5/2023	505,500
					1,951,185
	TELECOMMUNICATIONS - 3.4%
359,587	Avaya, Inc.	6.250	*	5/29/2020	266,993
500,000	Windstream Services LLC	4.750		3/21/2013	502,500
					769,493
	TRANSPORTATION - 2.5%
595,408	YRC Worldwide, Inc.	8.000	*	2/13/2019	570,103

	TOTAL BANK LOANS (Cost - $17,421,927)				16,160,214

	SHORT-TERM INVESTMENTS - 26.9%
6,059,242	Fidelity Institutional Money Market Portfolio, Class I, 0.27% **				6,059,242
	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,059,242)				6,059,242

	TOTAL INVESTMENTS - 118.0% (Cost - $29,065,306) (a)				$26,603,232
	LIABILITIES LESS OTHER ASSETS - (18.0)%				(4,068,141)
	NET ASSETS - 100.0%				$22,535,091

*	Floating Rate, rate shown represents the rate at September 30, 2016.

**	Rate shown represents the rate at September 30, 2016, is subject to change and resets daily.

^	Represents issuer in default on interest payments; non-income producing security

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2016, these securities amounted to $3,921,838 or 17.40% of net assets.

LLC - Limited Liability Company.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $29,065,306 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$169,329
Unrealized depreciation:	(2,631,403)
Net unrealized depreciation:	$(2,462,074)

CATALYST FUNDS
CATALYST/PRINCETON UNCONSTRAINED HEDGED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares				Value
	EXCHANGE TRADED FUNDS - 17.6%
	DEBT FUNDS - 5.6%
1,500	PowerShares Senior Loan Portfolio			$34,815
300	ProShares UltraShort 20+ Year Treasury *			9,480
				44,295
	EQUITY FUND - 12.0%
2,500	ProShares UltraShort QQQ *			60,625
3,000	VelocityShares VIX Short Term ETN *			34,470
				95,095

	TOTAL EXCHANGE TRADED FUNDS (Cost - $150,336)			139,390

Principal		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 75.4%
	AIRLINES - 3.2%
$25,000	Air Canada 2015-1 Class C Pass Through Trust #	5.000	3/15/2020	25,250

	COMMERCIAL SERVICES - 5.8%
52,000	Cenveo Corp. #	6.000	8/1/2019	46,150

	DIVERSIFIED FINANCIAL SERVICES - 9.7%
50,000	BCD Acquisition, Inc. #	9.625	9/15/2023	52,250
25,000	NewStar Financial, Inc.	7.250	5/1/2020	24,625
				76,875
	ELECTRIC - 2.5%
50,000	Illinois Power Generating Co.	7.000	4/15/2018	19,750

	FOOD - 3.3%
30,000	BI-LO LLC / BI-LO Finance Corp. #	9.250	2/15/2019	25,800

	GAS - 3.6%
30,000	NGL Energy Partners LP / NGL Energy Finance Corp.	5.125	7/15/2019	28,200

	HEALTHCARE-PRODUCTS - 3.2%
25,000	Kinetic Concepts, Inc. #	9.625	10/1/2021	25,000

	IRON/STEEL - 0.4%
25,000	Essar Steel Algoma, Inc. #+	9.500	11/15/2019	3,375

	MEDIA - 4.9%
15,000	iHeartCommunications, Inc.	10.625	3/15/2023	11,175
30,000	Radio One, Inc. #	9.250	2/15/2020	27,975
				39,150
	MINING - 3.1%
25,000	Barminco Finance Pty Ltd. #	9.000	6/1/2018	24,188

	OIL & GAS - 5.7%
25,000	Sunoco LP / Sunoco Finance Corp. #	5.500	8/1/2020	25,406
25,000	Ultra Petroleum Corp. #+	6.125	10/1/2024	19,750
				45,156
	REITS - 3.3%
25,000	Communications Sales & Leasing, Inc. #	6.000	4/15/2023	25,938

CATALYST FUNDS
CATALYST/PRINCETON UNCONSTRAINED HEDGED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 75.4% (Continued)
	RETAIL - 20.0%
$50,000	Bon-Ton Department Stores, Inc.	10.625	7/15/2017	$50,187
50,000	Men’s Wearhouse, Inc.	7.000	7/1/2022	46,500
25,000	Neiman Marcus Group LTD LLC #	8.000	10/15/2021	20,875
43,000	Ruby Tuesday, Inc.	7.625	5/15/2020	40,742
				158,304
	SEMICONDUCTORS - 3.1%
25,000	Micron Technology, Inc.	5.500	2/1/2025	24,500

	TELECOMMUNICATIONS - 3.6%
25,000	Avaya, Inc. #	10.500	3/1/2021	5,500
25,000	Sprint Communications, Inc.	6.000	11/15/2022	23,188
				28,688

	TOTAL CORPORATE BONDS (Cost - $655,499)			596,324

	COMMERCIAL MBS - 4.5%
50,000	GS Mortgage Securities Trust 2016-GS3 #	2.620	10/10/2049	35,316
	TOTAL COMMERCIAL MBS (Cost - $35,591)			35,316

	SHORT-TERM INVESTMENTS - 3.2%
25,548	Fidelity Institutional Money Market Portfolio, Class I, 0.59% **			25,548
	TOTAL SHORT-TERM INVESTMENTS (Cost - $25,548)			25,548

	TOTAL INVESTMENTS - 100.7% (Cost - $876,974) (a)			$796,578
	LIABILITIES LESS OTHER ASSETS - (0.7)%			(5,520)
	NET ASSETS - 100.0%			$791,058

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2016, is subject to change and resets daily.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2016, these securities amounted to $362,773 or 45.86% of net assets.

+	Represents an issuer in default on interest payments.

LLC - Limited Liability Company

LP - Limited Partnership

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $877,817 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$6,964
Unrealized depreciation:	(88,203)
Net unrealized depreciation:	$(81,239)

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Principal		Coupon Rate (%)	Maturity	Value
	CONVERTIBLE BONDS - 0.0%
	SEMICONDUCTORS - 0.0%
$8,669,000	Energy Conversion Devices, Inc. ^+#			$—

	TOTAL CONVERTIBLE BONDS - (Cost - $2,629,787)			—

	CORPORATE BONDS - 83.0%
	AUTO PARTS & EQUIPMENT - 3.9%
1,700,000	Titan International, Inc.	6.8750	10/1/2020	1,602,250

	BIOTECHNOLOGY - 4.0%
1,687,000	PDL BioPharma, Inc.	4.0000	2/1/2018	1,638,499

	COMMERCIAL SERVICES - 4.1%
1,739,000	Rent-A-Center, Inc.	6.6250	11/15/2020	1,678,135

	DIVERSIFIED FINANCIAL SERVICES - 4.1%
3,200,000	Community Choice Financial, Inc.	10.7500	5/1/2019	1,664,000

	ELECTRIC - 2.3%
1,114,000	GenOn Americas Generation LLC	8.5000	10/1/2021	946,900

	ELECTRICAL COMPONENTS & EQUIPMENT - 5.2%
1,412,000	General Cable Corp.	5.7500	10/1/2022	1,341,400
1,056,000	GrafTech International Ltd.	6.3750	11/15/2020	807,840
				2,149,240
	ELECTRONICS - 2.2%
1,514,000	Fluidigm Corp.	2.7500	2/1/2034	915,970

	HOME BUILDERS - 4.6%
1,583,000	AV Homes, Inc.	8.5000	7/1/2019	1,642,363
252,000	Beazer Homes USA, Inc.	7.2500	2/1/2023	250,740
				1,893,103
	INVESTMENT COMPANIES - 2.5%
990,000	Prospect Capital Corp.	5.3750	10/15/2017	1,013,512

	LODGING - 3.9%
1,540,000	Caesars Entertainment Operating Co., Inc.	11.2500	6/1/2017	1,586,200

	MINING - 12.8%
2,003,000	Coeur Mining, Inc.	7.8750	2/1/2021	2,053,075
1,890,000	Hecla Mining Co.	6.8750	5/1/2021	1,897,088
1,230,000	HudBay Minerals, Inc.	9.5000	10/1/2020	1,233,383
3,376,000	MolyCorp., Inc.	10.0000	6/1/2020	8,440
				5,191,986
	OIL & GAS - 5.1%
1,431,000	Northern Oil and Gas, Inc.	8.0000	6/1/2020	1,101,870
1,514,000	Transocean, Inc.	6.8000	3/15/2038	991,670
				2,093,540

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2016

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 83.0% (Continued)
	OIL & GAS SERVICES - 3.7%
$542,000	Era Group, Inc.	7.7500	12/15/2022	$452,570
1,114,000	PHI, Inc.	5.2500	3/15/2019	1,066,655
				1,519,225
	PRIVATE EQUITY - 3.0%
1,264,000	Icahn Enterprises Finance Corp.	5.8750	2/1/2022	1,213,440

	REAL ESTATE INVESTMENT TRUSTS - 4.8%
153,000	Apollo Commercial Real Estate Finance, Inc.	5.5000	3/15/2019	157,972
1,064,000	Colony Capital Inc	5.0000	4/15/2023	1,054,690
837,000	The GEO Group, Inc.	5.8750	1/15/2022	753,300
				1,965,962
	RETAIL - 3.2%
320,000	EZCorp., Inc.	2.1250	6/15/2019	313,400
1,064,000	Ruby Tuesday, Inc.	7.6250	5/15/2020	1,008,140
				1,321,540
	SEMICONDUCTORS - 7.1%
1,933,000	Advanced Micro Devices, Inc.	7.5000	8/15/2022	1,983,741
913,000	Amkor Technology, Inc.	6.3750	10/1/2022	942,672
				2,926,413
	TELECOMMUNICATIONS - 6.5%
942,000	EarthLink Holdings Corp.	7.3750	6/1/2020	990,276
1,646,000	Sprint Capital Corp.	8.7500	3/15/2032	1,678,920
				2,669,196

	TOTAL CORPORATE BONDS (Cost - $37,831,372)			33,989,111

Shares
	SHORT-TERM INVESTMENTS - 15.2%
6,212,864	Fidelity Institutional Money Market Portfolio, Class I, 0.59% *			6,212,864
	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,212,864)			6,212,864

	TOTAL INVESTMENTS - 98.2% (Cost - $46,674,023) (a)			$40,201,975
	OTHER ASSETS LESS LIABILITIES - 1.8%			736,610
	NET ASSETS - 100.0%			$40,938,585

LLC - Limited Liability Company

*	Rate shown represents the rate at September 30, 2016, is subject to change and resets daily.

^	The security is illiquid; total illiquid securities represent 0.00% of net assets.

+	Represents issuer in default on interest payments; non-income producing security.

#	The value of this security has been determined in good faith under policies of the Board of Trustees.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $46,684,303 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$926,149
Unrealized depreciation:	(7,408,477)
Net unrealized depreciation:	$(6,482,328)

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares				Value
	COMMON STOCK - 52.7%
	DIVERSIFIED FINANCIAL SERVICES - 0.1%
505	PJT Partners, Inc.			$13,771

	INVESTMENT COMPANIES - 30.0%
65,172	American Capital Ltd. *			1,102,059
115,463	Apollo Investment Corp.			669,685
108,000	Fifth Street Finance Corp.			627,480
19,956	Oaktree Capital Group LLC			846,134
116,675	PennantPark Investment Corp.			877,396
126,900	Prospect Capital Corp.			1,027,890
55,200	Solar Capital Ltd.			1,132,704
				6,283,348
	PRIVATE EQUITY - 11.7%
68,900	Apollo Global Management LLC - Cl. A			1,237,444
20,211	Blackstone Group LP			515,987
51,000	KKR & Co. LP - Miscellaneous			727,260
				2,480,691
	REITS - 4.9%
33,946	Equity Commonwealth *			1,025,848

	RETAIL - 6.0%
112,900	Ezcorp, Inc. *			1,248,674

	TOTAL COMMON STOCK (Cost - $13,763,365)			11,052,332

	EXCHANGE TRADED FUNDS - 4.4%
	EQUITY FUND - 4.4%
88,701	iShares Mortgage Real Estate Capped ETF			932,247
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,114,971)			932,247

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 2.9%
	BIOTECHNOLOGY - 2.9%
$622,000	PDL BioPharma, Inc.	4.0000	2/1/2018	604,117

	SEMICONDUCTORS - 0.0%
5,543,000	Energy Conversion Devices, Inc. +^#			—

	TOTAL CONVERTIBLE BONDS (Cost - $2,311,573)			604,117

	CORPORATE BONDS - 33.1%
	AUTO PARTS & EQUIPMENT - 5.4%
1,209,000	Titan International, Inc.	6.8750	10/1/2020	1,139,483

	DIVERSIFIED FINANCIAL SERVICES - 3.3%
1,320,000	Community Choice Financial, Inc.	10.7500	5/1/2019	686,400

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2016

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 33.1% (Continued)
	ELECTRONICS - 2.6%
$899,000	Fluidigm Corp.	2.7500	2/1/2034	$543,895

	LODGING - 4.8%
982,000	Caesars Entertainment Operating Co., Inc.	11.2500	6/1/2017	1,011,460

	MINING - 0.1%
2,395,000	Molycorp, Inc.	10.0000	6/1/2020	5,988

	OIL & GAS - 1.8%
567,000	Transocean, Inc.	6.8000	3/15/2038	371,385

	RETAIL - 2.6%
585,000	Ruby Tuesday, Inc.	7.6250	5/15/2020	554,288

	SEMICONDUCTORS - 6.5%
1,337,000	Advanced Micro Devices, Inc.	7.5000	8/15/2022	1,372,096

	TELECOMMUNICATIONS - 6.0%
1,233,000	Sprint Capital Corp.	8.7500	3/15/2032	1,257,660

	TOTAL CORPORATE BONDS (Cost - $9,164,942)			6,942,655

Shares
	SHORT-TERM INVESTMENTS - 6.0%
1,259,681	Fidelity Institutional Money Market Portfolio, Class I, 0.59% **			1,259,681
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,259,681)			1,259,681

	TOTAL INVESTMENTS - 99.1% (Cost - $27,614,532) (a)			$20,791,032
	OTHER ASSETS LESS LIABILITIES - 0.9%			176,286
	NET ASSETS - 100.0%			$20,967,318

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2016, is subject to change and resets daily.

^	The security is illiquid; total illiquid securities represent 0.00% of net assets.

#	The value of this security has been determined in good faith under policies of the Board of Trustees.

+	Represents issuer in default on interest payments; non-income producing security.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $27,671,369 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$908,734
Unrealized depreciation:	(7,789,071)
Net unrealized depreciation:	$(6,880,337)

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Principal		Coupon Rate (%)		Maturity	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 94.5%
	FEDERAL HOME LOAN MORTGAGE ASSOCIATION - 64.6%
$1,709,201	Freddie Mac Gold Pool	3.500		5/1/2046	$1,803,154
181,198	Freddie Mac REMICS	7.276	*	1/15/2029	35,640
20,312	Freddie Mac REMICS	13.142	*	12/15/2032	27,538
1,572	Freddie Mac REMICS	13.351	*	9/15/2034	1,667
1,454,383	Freddie Mac REMICS	6.126	*	4/15/2036	297,634
1,333,053	Freddie Mac REMICS	6.056	*	9/15/2036	289,734
494,883	Freddie Mac REMICS	5.576	*	7/15/2039	88,989
37,664	Freddie Mac REMICS	6.276	*	9/15/2039	5,710
296,695	Freddie Mac REMICS	6.076	*	12/15/2039	42,290
84,739	Freddie Mac REMICS	4.000		8/15/2040	10,672
133,416	Freddie Mac Strips	7.000		4/1/2027	29,332
					2,632,360
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 27.3%
117,800	Fannie Mae Interest Strip	7.500		7/25/2022	17,810
65,604	Fannie Mae Interest Strip	8.000		7/25/2024	13,261
86,093	Fannie Mae Interest Strip	8.500		10/25/2025	19,561
772,403	Fannie Mae Interest Strip	5.000	*	8/25/2035	148,028
28,384	Fannie Mae Interest Strip	7.500	*	9/25/2037	7,354
280,871	Fannie Mae Interest Strip	4.500		11/25/2039	44,464
122,914	Fannie Mae Interest Strip	4.500		11/25/2039	20,045
37,063	Fannie Mae Interest Strip	5.000		3/25/2041	6,841
187,618	Fannie Mae Pool	3.500		6/1/2042	198,573
231,043	Fannie Mae REMICS	7.547	*	9/25/2023	38,495
644,807	Fannie Mae REMICS	3.000		2/25/2033	89,068
280,394	Fannie Mae REMICS	7.797	*	6/25/2033	67,796
425,851	Fannie Mae REMICS	7.147	*	4/25/2034	108,666
8,489	Fannie Mae REMICS	13.333	*	7/25/2034	11,371
806,548	Fannie Mae REMICS	6.697	*	7/25/2037	187,631
431,558	Fannie Mae REMICS	5.417	*	8/25/2037	84,342
74,835	Fannie Mae REMICS	4.500	*	12/25/2041	14,033
184,196	Fannie Mae REMICS	5.707	*	10/25/2042	37,132
					1,114,471
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.6%
13,889	Government National Mortgage Association	24.604	*	11/16/2024	20,388
59,348	Government National Mortgage Association	5.000		3/20/2039	3,722
65,945	Government National Mortgage Association	8.451	*	4/20/2034	69,858
10,894	Government National Mortgage Association	8.468	*	4/20/2034	11,106
					105,074

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost - $3,741,858)				3,851,905

	PRIVATE COLLATERALIZED MORTGAGE OBLIGATION - 0.3%
11,185	ML Trust XLIV	9.000		8/20/2020	11,700
	TOTAL PRIVATE COLLATERALIZED MORTGAGE OBLIGATION (Cost - $11,183)				11,700

Shares
	SHORT-TERM INVESTMENTS - 4.4%
180,163	Fidelity Institutional Money Market Portfolio, Class I, 0.59% **				180,163
	TOTAL SHORT-TERM INVESTMENTS (Cost - $180,163)				180,163

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Value

TOTAL INVESTMENTS - 99.2% (Cost - $3,933,204) (a)	$4,043,768
OTHER ASSETS LESS LIABILITIES - 0.8%	33,897
NET ASSETS - 100.0%	$4,077,665

*	Floating or variable rate security; rate shown represents the rate at September 30, 2016.

**	Rate shown represents the rate at September 30, 2016, is subject to change and resets daily.

REMICS - Real Estate Mortgage Investment Conduit.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, excluding futures, is $3,938,985 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$169,003
Unrealized depreciation:	(64,220)
Net unrealized appreciation:	$104,783

Long / (Short)		Underlying Face		Unrealized
Contracts		Amount at Value ($)	Maturity	Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS - 0.0%
2	US 10-Year Ultra Future	288,312	December 2016	$344
	Net Unrealized Gain From Open Long Futures Contracts			$344

	OPEN SHORT FUTURES CONTRACT - (0.0)%
(6)	2-Year Bond Future	1,310,808	December 2016	$(1,875)
(2)	90-Day Euro$ Future	494,675	December 2017	62
(2)	90-Day Euro$ Future	494,575	March 2018	62
(2)	90-Day Euro$ Future	494,425	June 2018	75
(2)	90-Day Euro$ Future	494,250	September 2018	125
(2)	90-Day Euro$ Future	494,025	December 2018	88
(2)	90-Day Euro$ Future	493,900	March 2019	100
(2)	90-Day Euro$ Future	493,750	June 2019	75
(2)	90-Day Euro$ Future	493,575	September 2019	75
(2)	90-Day Euro$ Future	493,350	December 2019	125
(2)	90-Day Euro$ Future	493,175	March 2020	138
(2)	90-Day Euro$ Future	492,975	June 2020	138
(2)	90-Day Euro$ Future	492,800	September 2020	112
	Net Unrealized Loss From Open Short Futures Contracts			$(700)

CATALYST FUNDS
CATALYST TIME VALUE TRADING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Contracts (a)		Expiration Date - Exercise Price	Value
	OPTIONS PURCHASED - 0.0% *
	CALL OPTIONS PURCHASED - 0.0%
15	S&P 500 Index	10/21/2016 - $2,195	$25,125
30	S&P 500 Index	10/21/2016 - $2,210	18,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $43,395)		43,125

	PUT OPTIONS PURCHASED - 0.0%
30	S&P 500 Index	10/21/2016 - $2,030
	TOTAL PUT OPTIONS PURCHASED (Cost - $22,680)		22,500

Shares			Value
	SHORT-TERM INVESTMENTS - 18.0%
815,823	Fidelity Prime Money Market Portfolio, Institutional Class, 0.44% **		815,823
	TOTAL SHORT-TERM INVESTMENTS (Cost - $815,823)		815,823

	TOTAL INVESTMENTS - 18.0% (Cost - $881,898) (b)		$881,448
	OTHER ASSETS LESS LIABILITIES - 82.0%		3,655,100
	NET ASSETS - 100.0%		$4,536,548

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2016, is subject to change and resets daily.

(a)	Each contract is equivalent to one underlying futures contract.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, is $881,898 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	(450)
Net unrealized depreciation:	$(450)

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited)
September 30, 2016

The following is a summary of significant accounting policies consistently followed by the Catalyst Small-Cap Insider Buying Fund (“Small-Cap Insider Fund”), Catalyst Hedged Insider Buying Fund (“Hedged Insider Fund”), Catalyst Insider Buying Fund (“Insider Buying Fund”), Catalyst Insider Long/Short Fund (“Insider Long/Short Fund”), Catalyst Hedged Commodity Strategy Fund (“Hedged Commodity Strategy Fund”), Catalyst Hedged Futures Strategy Fund (“Hedged Futures Strategy Fund”), Catalyst Insider Income Fund (“Insider Income Fund”), Catalyst Intelligent Alternative Fund (“Intelligent Alternative Fund”), Catalyst IPOx Allocation Fund (“IPOx Allocation Fund”), Catalyst Macro Strategy Fund (“Macro Strategy Fund”), Catalyst/Auctos Multi Strategy Fund (“Auctos Multi Strategy Fund”), Catalyst Dynamic Alpha Fund (“Dynamic Alpha Fund”), Catalyst/EquityCompass Buyback Strategy Fund (“Buyback Strategy Fund”), Catalyst/Groesbeck Growth of Income Fund (“Growth of Income Fund”), Catalyst/Lyons Hedged Premium Return Fund (“Hedged Premium Return Fund”), Catalyst/Lyons Tactical Allocation Fund (“Tactical Allocation Fund”), Catalyst/MAP Global Equity Fund [formerly Catalyst/MAP Global Capital Appreciation Fund] (“Global Equity Fund”), Catalyst/MAP Global Balance Fund [formerly Catalyst/MAP Global Total Return Income Fund] (“Global Balanced Fund”), Catalyst/Millburn Hedge Strategy Fund (“Millburn Hedge Strategy”), Catalyst MLP & Infrastructure Fund (“MLP & Infrastructure Fund”), Catalyst/Princeton Floating Rate Income Fund (“Floating Rate Income Fund”), Catalyst/Princeton Unconstrained Hedged Income Fund [formerly Catalyst/Princeton Hedged Income Fund] (“Hedged Income Fund”), Catalyst/SMH High Income Fund (“High Income Fund”), Catalyst/SMH Total Return Income Fund (“Total Return Income Fund”), Catalyst/Stone Beach Income Opportunity Fund (“Stone Beach Fund”), Catalyst Time Value Trading Fund (“Time Value Trading Fund”), (each a “Fund” and collectively, the “Funds”) and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of Directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2016, for each Funds’ assets and liabilities measured at fair value:

Assets *	Small-Cap Insider	Hedged	Insider	Insider Long/	Hedged Commodity
Level 1	Fund	Insider Fund	Buying Fund	Short Fund	Strategy Fund
Common Stock	$24,977,854	$2,393,792	$105,512,906	$5,162,386	$—
Exchange Traded Funds	—	—	—	—	1,454,940
Put Options Purchased	—	—	—	—	582,300
Call Options Purchased	—	—	—	—	1,196,925
Short-Term Investments	312,760	83,223	1,405,979	10,781	49,802,101
Total Level 1	$25,290,614	$2,477,015	$106,918,885	$5,173,167	$53,036,266

Level 2
Warrants	$—	$—	$—	$—	$—
Total Level 2	$—	$—	$—	$—	$—

Level 3
Total Level 3	$—	$—	$—	$—	$—
Total Assets	$25,290,614	$2,477,015	$106,918,885	$5,173,167	$53,036,266

Assets *	Hedged Futures	Insider	Intelligent	IPOx Allocation	Macro Strategy
Level 1	Strategy Fund	Income Fund	Alternative Fund	Fund	Fund
Common Stock	$—	$—	$—	$316,229	$2,915,200
Exchange Traded Funds	—	—	—	40,725	4,851
Mutual Funds	—	—	2,312,753	—	1,593
Preferred Stock	—	—	—	—	1,593,163
Put Options Purchased	—	—	—	—	3,316,980
Call Options Purchased	126,067,500	—	—	—	5,344,929
Short-Term Investments	1,512,438,379	134,367	31,586	46,475	8,916,589
Total Level 1	$1,638,505,879	$134,367	$2,344,339	$403,429	$22,093,305

Level 2
United States Government	$1,260,933,525	$—	$—	$—	$40,465,751
Corporate Bonds	—	884,509	—	—	203,500
Total Level 2	$1,260,933,525	$884,509	$—	$—	$40,669,251

Level 3
Total Level 3	$—	$—	$—	$—	$—
Total Assets	$2,899,439,404	$1,018,876	$2,344,339	$403,429	$62,762,556

Assets *	Auctos Multi	Dynamic Alpha	Buyback	Growth of Income	Hedged Premium
Level 1	Strategy Fund	Fund	Strategy Fund	Fund	Return Fund
Common Stock	$—	$160,119,758	$10,464,625	$7,349,050	$2,947,688
Put Options Purchased	—	—	—	—	10,950
Short-Term Investments	13,957,504	3,626,494	121,466	1,287,160	89,065
Long Futures	750,851	—	—	—	—
Total Level 1	$14,708,355	$163,746,252	$10,586,091	$8,636,210	$3,047,703

Level 2
Total Level 2	$—	$—	$—	$—	$—

Level 3
Total Level 3	$—	$—	$—	$—	$—
Total Assets	$14,708,355	$163,746,252	$10,586,091	$8,636,210	$3,047,703

Assets *	Tactical	Global Equity	Global Balanced	Millburn Hedge	MLP & Infrastructure
Level 1	Allocation Fund	Fund	Fund	Strategy Fund	Fund
Common Stock	$100,552,386	$29,805,993	$13,515,237	$—	$71,348,284
Exchange Traded Funds	—	—	—	407,518,831	—
Mutual Funds	—	428,730	—	—	—
Long Futures Contracts	—	—	—	13,159,935	—
Short Futures Contracts	—	—	—	1,181,065	—
Forward Currency Contracts	—	—	—	4,363,194	—
Short-Term Investments	306,451	2,581,594	1,150,691	84,478,387	2,968,766
Total Level 1	$100,858,837	$32,816,317	$14,665,928	$510,701,412	$74,317,050

Level 2
U.S. Government Securities	$—	$—	$—	$198,171,342	$—
Corporate Bond	—	—	9,381,748	—	—
Total Level 2	$—	$—	$9,381,748	$198,171,342	$—

Level 3
Total Level 3	$—	$—	$—	$—	$—
Total Assets	$100,858,837	$32,816,317	$24,047,676	$708,872,754	$74,317,050

Assets *	Floating Rate	Hedged	High Income	Total Return
Level 1	Income Fund	Income Fund	Fund	Income Fund
Common Stock	$—	$—	$—	$11,052,332
Exchange Traded Funds	—	139,390	—	932,247
Short-Term Investments	6,059,242	25,548	6,212,864	1,259,681
Total Level 1	$6,059,242	$164,938	$6,212,864	$13,244,260

Level 2
Convertible Bonds	$—	$—	$—	$604,117
Corporate Bonds	3,227,113	596,324	33,989,111	6,942,655
Collateralized Loan Obligations	1,156,663	—	—	—
Bank Loans	16,160,214	—	—	—
Commercial MBS	—	35,316	—	—
Total Level 2	$20,543,990	$631,640	$33,989,111	$7,546,772

Level 3
Total Level 3	$—	$—	$—	$—
Total Assets	$26,603,232	$796,578	$40,201,975	$20,791,032

Assets *	Stone Beach	Time Value
Level 1	Fund	Trading Fund
Put Options Purchased	$—	$22,500
Call Options Purchased	—	43,125
Short-Term Investments	180,163	815,823
Long Futures Contracts	344	—
Short Futures Contracts	1,175	—
Total Level 1	$181,682	$881,448

Level 2
US Government Agencies	$3,851,905	$—
Private Collateralized Mort. Obligations	11,700	—
Total Level 2	$3,863,605	$—

Level 3
Total Level 3	$—	$—
Total Assets	$4,045,287	$881,448

*	Please refer to the Portfolio of Investments for industry classifications.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

The High Income Fund and Total Return Income Fund were the only Funds to hold Level 3 securities during the period. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is shown for these Funds.

The following is a reconciliation of Energy Conversion Devices, Inc., (High Income Fund and Total Return Income Fund), for which Level 3 inputs were used in determining value:

	High Income	Total Return
	Fund	Income Fund
	Energy Conversion Devices, Inc.	Energy Conversion Devices, Inc.
Beginning balance June 30, 2016	$—	$—
Total realized gain/(loss)	—	—
Change in unrealized appreciation	—	—
Capital distribution	—	—
Tax basis adjustment	—	—
Net transfers in/(out) of Level 3		—
Ending balance September 30, 2016	$—	$—

Quantitative disclosures of unobservable inputs and assumptions used by High Income Fund and Total Return Income Fund.
Investments in Securities:

High Income Fund
Convertible Bonds
Energy Conversion Devices, Inc.	—	Bankruptcy	Expected future cash payments
Total Fair Value Securities	$—
Total Return Income Fund
Convertible Bonds
Energy Conversion Devices, Inc.	—	Bankruptcy	Expected future cash payments
Total Fair Value Securities	$—

Fair value securities as a percent of Net Assets 0.00% and 0.00% for High Income Fund, and Total Return Income Fund, respectively.

Liabilities *	Hedged	Insider Long/	Hedged Commodity	Hedged Futures	Macro Strategy
Level 1	Insider Fund	Short Fund	Strategy Fund	Strategy Fund	Fund
Common Stock Sold Short	$—	$3,284,051	$—	$—	$—
Exchange Traded Funds Sold Short	—	—	—	—	9,406,400
Put Options Written	—	—	678,813	—	—
Call Options Written	119,076	—	1,376,000	92,134,375	1,707,325
Short Futures Contracts	—	—	—	—	—
Total Level 1	$119,076	$3,284,051	$2,054,813	$92,134,375	$11,113,725

Level 2
Total Level 2	$—	$—	$—	$—	$—

Level 3
Total Level 3	$—	$—	$—	$—	$—
Total Liabilities	$119,076	$3,284,051	$2,054,813	$92,134,375	$11,113,725

Liabilities *	Auctos Multi	Hedged Premium	Global Equity	Global Balanced	Millburn Hedge
Level 1	Strategy Fund	Return Fund	Fund	Fund	Strategy Fund
Put Options Written	$—	$6,750	$—	$—	$—
Call Options Written	—	—	106,123	107,300	45,630
Long Future Contracts	—	—	—	—	2,408,619
Short Future Contracts	649,610	—	—	—	1,337,078
Forward Currency Contracts	—	—	—	—	2,419,170
Total Level 1	$649,610	$6,750	$106,123	$107,300	$6,210,497

Level 2
Total Level 2	$—	$—	$—	$—	$—

Level 3
Total Level 3	$—	$—	$—	$—	$—
Total Liabilities	$649,610	$6,750	$106,123	$107,300	$6,210,497

Liabilities *	Stone Beach
Level 1	Fund
Short Future Contracts	$1,875
Total Level 1	$1,875

Level 2
Total Level 2	$—

Level 3
Total Level 3	$—
Total Liabilities	$1,875

*	Please refer to the Portfolio of Investments for industry classifications.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

Certain Funds invest in affiliated underlying funds (the “Catalyst Advised Funds”), unaffiliated underlying funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Advisor will receive more revenue to the extent it selects a Catalyst Advised Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Advisor may have an incentive to allocate the Fund’s assets to those Catalyst Advised Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Catalyst Advised Funds

The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. At September 30, 2016, the Hedged Insider Fund, Insider Buying Fund, Insider Long/Short Fund, Hedged Futures Strategy Fund, Intelligent Alternative Fund, Macro Strategy Fund, Hedged Premium Return Fund, Global Capital Appreciation Fund, Global Total Return Income Fund, Total Return Income Fund and Time Value Trading Fund, were permitted to invest in options.

The Funds may sell securities short or purchase ETFs that sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

Each Fund may invest in a range of exchange-traded funds (“ETFs”). An ETF is an investment company that offers investors a proportionate share in a portfolio of stocks, bonds, commodities, currencies or other securities. Like individual equity securities, ETFs are traded on a stock exchange and can be bought and sold throughout the day. Traditional ETFs attempt to achieve the same investment return as that of a particular market index, such as the Standard & Poor’s 500 Index. To mirror the performance of a market index, an ETF invests either in all of the securities in the index or a representative sample of securities in the index. Some ETFs also invest in futures contracts or other derivative instruments to track their benchmark index. Unlike traditional indexes, which generally weight their holdings based on relative size (market capitalization), enhanced or fundamentally weighted indexes use weighting structures that include other criteria such as earnings, sales, growth, liquidity, book value or dividends. Some ETFs also use active investment strategies instead of tracking broad market indexes. Investments in ETFs are considered to be investment companies. When a Fund invests in ETFs, it is subject to the specific risks of the underlying investment of the ETF.

Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Funds as of September 30, 2016, categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized
Hedged Insider Fund	Written Options	Equity	$(6,069)
Hedged Futures Strategy Fund	Purchased Options	Equity	(44,323,457)
	Written Options	Equity	92,742,125
Hedged Commodity Strategy Fund	Purchased Options	Commodity	(1,194,970)
	Written Options	Commodity	(1,602,477)
Macro Strategy Fund	Purchased Options	Equity	(932,040)
	Written Options	Equity	(158,956)
Millburn Hedge Fund	Futures	Commodity	1,257,537
		Equity	6,055,891
		Interest Rate	3,281,875
	Forward Contracts	Foreign Exchange	1,944,024
Auctos Multi Strategy Fund	Futures	Commodity	(52,760)
		Equity	129,986
		Foreign Exchange	3,093
		Interest Rate	20,924
Hedged Premium Return Fund	Purchased Options	Equity	(28,712)
	Written Options	Equity	(23,688)
Global Equity Fund	Written Options	Equity	(60,351)
Global Balanced Fund	Written Options	Equity	(56,360)
Stone Beach Fund	Futures	Interest Rate	(356)
Time Value Trading Fund	Purchased Options	Equity	(450)

The amounts of derivative instruments disclosed on the Portfolio of Investments at September 30, 2016, is a reflection of the volume of derivative activity for the Funds.

A summary of option contracts written for the three months ended September 30, 2016, were as follows:

	Hedged Insider Fund
	Call Options
	Number of Options *	Option Premiums
Options outstanding, beginning of year	1,020	$108,107
Options written	1,925	235,983
Options covered	(1,424)	(169,878)
Options exercised	—	—
Options expired	(573)	(61,205)
Options outstanding, end of period	948	$113,007

	Hedged Commodity Strategy Fund
	Call Options		Put Options
	Number of Options **	Option Premiums	Number of Options **	Option Premiums
Options outstanding, beginning of year	1,465	$556,320	475	$144,550
Options written	6,730	3,421,520	6,010	2,631,350
Options covered	(1,655)	(975,585)	(300)	(145,000)
Options exercised	(875)	(340,130)	(290)	(98,750)
Options expired	(1,250)	(516,075)	(2,050)	(1,020,910)
Options outstanding, end of period	4,415	$2,146,050	3,845	$1,511,240

	Hedged Futures Strategy Fund
	Call Options		Put Options
	Number of Options **	Option Premiums	Number of Options **	Option Premiums
Options outstanding, beginning of year	268,475	$455,422,500	14,000	$18,567,500
Options written	160,244	309,899,627	22,000	24,309,375
Options covered	(176,100)	(304,551,788)	—	—
Options exercised	—	—	—	—
Options expired	(178,769)	(275,893,839)	(36,000)	(42,876,875)
Options outstanding, end of period	73,850	$184,876,500	—	$—

	Macro Strategy Fund
	Call Options		Put Options
	Number of Options *	Option Premiums	Number of Options *	Option Premiums
Options outstanding, beginning of year	43,927	$10,587,449	—	$—
Options written	33,585	2,351,942	3,580	446,131
Options covered	(42,744)	(6,840,037)	(3,390)	(401,149)
Options exercised	—	—	—	—
Options expired	(25,913)	(4,550,985)	(190)	(44,982)
Options outstanding, end of period	8,855	$1,548,369	—	$—

	Hedged Premium Return Fund
	Put Options
	Number of Options *	Option Premiums
Options outstanding, beginning of year	13	$26,818
Options written	10	30,438
Options covered	—	—
Options exercised	—	—
Options expired	(13)	(26,818)
Options outstanding, end of period	10	$30,438

	Global Equity Fund		Global Balanced Fund
	Call Options		Call Options
	Number of Options *	Option Premiums	Number of Options *	Option Premiums
Options outstanding, beginning of year	275	$34,913	470	$50,940
Options written	165	10,858	—	—
Options covered	—	—	—	—
Options exercised	—	—	—	—
Options expired	—	—	—	—
Options outstanding, end of period	440	$45,771	470	$50,940

	Time Value Trading Fund
	Call Options		Put Options
	Number of Options **	Option Premiums	Number of Options **	Option Premiums
Options outstanding, beginning of year	—	$—	—	$—
Options written	380	246,938	510	393,248
Options covered	(302)	(204,913)	(135)	(100,500)
Options exercised	—	—	—	—
Options expired	(78)	(42,025)	(375)	(292,748)
Options outstanding, end of period	—	$—	—	$—

*	One option contract is equivalent to one hundred shares of common stock

**	One option contract is equivalent to one futures contract

Item 2. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	November 29, 2016

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer
Date:	November 29, 2016